Securities Act Registration No. 333-151913
Investment Act Registration No. 811-04473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 8	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 62	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT V
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

ROBERT G. LANGE
Vice President, General Counsel & Assistant Secretary, Individual
Ameritas Life Insurance Corp.
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Excel Performance VUL

PROSPECTUS: May 1, 2014
Excel Performance VUL
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Variable Separate Account V

This prospectus describes the Policy, especially its Separate Account.  The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value.  The value of your Policy will increase or decrease based on the performance of the Investment Options you choose.  The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal.  The Subaccounts are listed in the Investment Options section of this prospectus.

You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk.  We guarantee a fixed rate of interest on your investment in the Fixed Account.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without charge from your sales representative or from our Service Center.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus,

and has not approved or disapproved the Policy.  Any representation to the contrary is a criminal offense.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus.  If anyone does so, you should not rely upon it as being accurate or adequate

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 82550, Lincoln, Nebraska 68501 1-800-745-1112 ameritas.com

Excel Performance VUL	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 82550

Lincoln, Nebraska 68501

OR

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-745-1112

Fax: 1-402-467-7335

Interfund Transfer Request Fax:

1-402-467-7923

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas ® and the bison design are registered service marks of Ameritas Life Insurance Corp.

POLICY SUMMARY	3
Policy Benefits	3
Policy Risks	4
CHARGES	5
Policy Charges	5
Portfolio Company Operating Expenses	7
CHARGES EXPLAINED	13
Transaction Charges	13
Periodic Charges: Monthly Deductions
from Account Value	13
Periodic Charges: Daily Deductions
from Separate Account Assets	14
INVESTMENT OPTIONS	14
Separate Account Variable Investment Options	14
Fixed Account Investment Option	20
Transfers	20
Third Party Services	21
Disruptive Trading Procedures	21
Systematic Transfer Programs	22
Asset Allocation Program	23
OTHER IMPORTANT POLICY INFORMATION	25
Policy Application and Issuance	25
Account Value	26
Telephone Transactions	27
Electronic Delivery and Communications	27
Misstatement of Age or Gender	27
Suicide	27
Incontestability	27
Assignment	27
Lapse and Grace Period	27
Reinstatement	28
Delay of Payments or Transfers	28
Beneficiary	28
Minor Owner or Beneficiary	29
Policy Changes	29
"Right to Examine" Period	29
Optional Features	29
Nonparticipating	29
Special Arrangements	29
POLICY DISTRIBUTIONS	30
Death Benefit	30
Policy Loans	33
Cash Surrender	33
Partial Withdrawal	33
Payment of Policy Proceeds	34
TAX MATTERS	34
LEGAL PROCEEDINGS	37
HOW TO GET FINANCIAL STATEMENTS	37
RULE 12h-7 EXEMPTION	37
DISTRIBUTION OF THE POLICY	37
APPENDIX A: Optional Features	38
DEFINED TERMS	39
Illustrations	40
Statement of Additional Information; Registration Statement	40
Reports to You	40

Excel Performance VUL	2

POLICY SUMMARY

The Excel Performance VUL Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life," "Company," or "we"), 5900 "O" Street, Lincoln, Nebraska 68510.  The Policy offers variable Investment Options through Subaccounts of Ameritas Variable Separate Account V (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account.  The Policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the Insured person.  We are obligated to pay all amounts promised under the Policy.  Premium is used to create Account Value to cover Policy charges and to generate investment earnings.  The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured.  The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time.  The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose.  The amount we pay to the Policy’s beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly.  The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you Surrender the Policy.  The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date.  We will issue the Policy for an initial Specified Amount of insurance coverage of $100,000 or more.  We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements.  See the OTHER IMPORTANT POLICY INFORMATION: Special Arrangements section for details.  We may also reduce or waive certain charges for Policies issued in connection with special arrangements.  The Policy is subject to the laws of the state where the application is signed.

Policy Benefits

You have flexibility under the Policy.  Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options.  You can take out a Policy loan, make a partial withdrawal from the Account Value, or Surrender your Policy completely, subject to payment of charges and certain restrictions.  We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit

▪  We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.

▪  If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.

▪  Three death benefit options are available.

Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death.  See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals

▪  You can Surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value.  Applicable charges are shown in the CHARGES  section.

▪  Restrictions include that we may defer payments from the Fixed Account for up to six months.

Loans

▪  You may borrow a limited amount of Account Value.

▪  Interest accrues on outstanding loan amounts.

▪  After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders

When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available.  Charges for most riders will be deducted monthly from the Account Value.  (See the CHARGES  section.)  Availability of riders varies from state to state.

Investment Options

▪  Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.

▪  Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

▪  You may transfer Account Value between Investment Options, subject to limits.

▪  Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios.  The Investment Options cover a broad spectrum of investment styles and strategies.  Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability.  Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio’s value and create no taxable event for you.  If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

Excel Performance VUL	3

Policy Risks

Suitability, Investment Risks, and Underlying Portfolio Risks

The Policy is unsuitable for short-term savings or short-term life insurance needs.   You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy.  You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios.  You assume the risk that your Account Value may decline or not perform to your expectations.  Each underlying portfolio has various investment risks and some have greater risks than others.

As mentioned above, the investment performance of any Investment Option may be good or bad.  Your Policy Value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select.  The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio.  There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse."  This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors.  You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing.  Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse.  Policy Debt also increases the risk of lapse.

Limitations on Access

As mentioned above, partial withdrawals may have certain limits and restrictions.  As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax.  Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage.  Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.  However, your Policy will stay in force for the first 10 Policy years if you meet the Minimum No-Lapse Premium requirements.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make.  Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks

Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences.  As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency.  Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account’s underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section).  In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts.  We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so.  Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Excel Performance VUL	4

Tax Risks

Death benefits for individually owned life insurance generally are not subject to income tax.  Other federal and state taxes may apply.  In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid).  Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code.  We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring.  If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods.  The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy’s death benefit.  If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences.  (See the Tax Matters section.)  There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate.  In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

There is a tax risk associated with Policy Debt.  Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender.  This could result in considerable taxable income.  Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary.  There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests.  For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

Buying a Policy might not be advisable if it is just replacing existing life insurance.  You may wish to consult with your financial or insurance adviser.

CHARGES

Some charges are rounded.  Charges may be less in certain states.

Policy Charges

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, make a partial withdrawal, or transfer Account Value between Investment Options.

TRANSACTION CHARGES	When Deducted	Guaranteed Maximum		Current
PREMIUM CHARGE Calculated as a percentage of each premium payment. (This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the Charges Explained section for more information.)	When each premium is paid.	5%		3.5%
SURRENDER CHARGE Rates are per $1,000 of base Policy Specified Amount.	Upon a full Surrender during the first 12 Policy years or in the 12 Policy years following an increase in base Policy Specified Amount.	Varies (1)		Varies (1)
		Policy year 2:		Policy year 2:
		Minimum	$2.97	Minimum	$2.97
		Maximum	$48.38	Maximum	$48.38
		Example (2)	$20.14	Example(2)	$20.14
PARTIAL WITHDRAWAL CHARGE	Upon each withdrawal.	$50		$0
TRANSFER CHARGES (per transfer)	First 15 transfers per year: Each additional transfer:	$0 $10		$0 $0

Transaction Charges Table Footnotes:

(1)  Rate varies by Insured's gender, Issue Age, risk class, and the amount of time you have had your Policy (or the number of years since any increase in base Policy Specified Amount).  Taxes and penalties may also apply.  Ask for a Policy illustration or see your Policy for the charges applicable to you.

(2)  Assumes a male, age 45 at Policy issue and in our best risk class.  Surrender Charge rate is $13.43 in year 1, $20.14 in years 2-5, $17.62 in year 6, $15.10 in year 7, $12.59 in year 8, $10.07 in year 9, $7.55 in year 10, $5.03 in year 11, $2.51 in year 12, and $0.00 thereafter.

Excel Performance VUL	5

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

PERIODIC CHARGES (other than Subaccount portfolio operating expenses)	When Deducted	Guaranteed Maximum (annual)		Current (annual)

MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

COST OF INSURANCE Rates are per $1,000 of the Net Amount at Risk allocated to the base Policy.	Monthly	Varies (1)		Varies(2)
		Minimum	$0.18	Minimum	$0.11
		Maximum	$1000.00	Maximum	$1000.00
		Example(3)	$2.55	Example(3)	$2.00
MONTHLY ADMINISTRATIVE CHARGE Specified Amounts $100,000 - $249,999 Specified Amounts $250,000 +	Monthly	$120 $120		$120 $90
MONTHLY SPECIFIED AMOUNT CHARGE Rates are per $1,000 of base Policy Specified Amount.	Monthly during the first 10 Policy years or the first 10 Policy years after an increase in base Policy Specified Amount.	Varies(2)		Varies(2)
		Policy year 2:		Policy year 2:
		Minimum	$0.00	Minimum	$0.00
		Maximum	$9.16	Maximum	$7.64
		Example (3, 4)	$0.55	Example (3, 5)	$0.46
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS (to equal the annual percentage stated of the Account Value in the Subaccounts)
RISK CHARGE (for mortality and expense risk) Policy years 1-15 Policy years 16+	Daily	0.90% 0.30%		0.70% 0.10%

Periodic Charges Table Footnotes:

(1) Rate varies by Insured's gender, risk class and Attained Age.

(2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.

(3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.

(4) The annual rate is $0.2004 in year 1, $0.5472 in years 2-6, $0.4380 in year 7, $0.3288 in year 8, $0.2196 in year 9, $0.1104 in year 10, and $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.

(5) The annual rate is $0.1668 in year 1, $0.4560 in years 2-6, $0.3648 in year 7, $0.2736 in year 8, $0.1824 in year 9, $0.0912 in year 10, and $0.00 thereafter. These same rates would apply for an increase in base Policy Specified Amount at Attained Age 45.

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Accelerated Benefit Rider	N/A	No Cost		No Cost
Accidental Death Benefit Rider Rates are per $1,000 of the rider benefit amount.	Monthly	Varies (1)		Varies (1)
		Minimum	$0.24	Minimum	$0.24
		Maximum	$1.56	Maximum	$1.56
		Example (2)	$0.84	Example (2)	$0.84
Accounting Benefit Rider ("ABR") Cost of Insurance (rates are per $1,000 of Net Amount at Risk allocated to the ABR)	Monthly	Varies (3)		Varies (4)
		Minimum	$0.18	Minimum	$0.06
		Maximum	$1,000.00	Maximum	$1,000.00
		Example (5)	$2.55	Example (5)	$0.71
Monthly Specified Amount Charge (rates are per $1,000 of ABR Specified Amount)	Monthly	Varies (4)		Varies (4)
		Policy year 2:		Policy year 2:
		Minimum	$1.13	Minimum	$0.94
		Maximum	$35.31	Maximum	$29.42
		Example (5, 6)	$2.22	Example (5, 7)	$1.85
Children's Insurance Rider Rate is per $1,000 of the rider benefit amount.	Monthly	$5.76		$5.76
Guaranteed Insurability Rider Rates are per $1,000 of the rider benefit amount.	Monthly	Varies (8)		Varies (8)
		Minimum	$0.72	Minimum	$0.72
		Maximum	$2.28	Maximum	$2.28
		Example (9)	$2.28	Example (9)	$2.28
Insurance Exchange Rider	N/A	No Cost		No Cost
Paid-Up Insurance Benefit Endorsement Calculated as a percentage times the Account Value.	When Benefit Elected	3.5%		3.5%
Scheduled Increase Rider	N/A	No Cost		No Cost
Supplemental Coverage Rider ("SCR") Cost of Insurance (rates are per $1,000 of Net Amount at Risk allocated to the SCR)	Monthly	Varies (3)		Varies (4)
		Minimum	$0.18	Minimum	$0.06
		Maximum	$1,000.00	Maximum	$1,000.00
		Example (5)	$2.55	Example (5)	$0.35
Monthly Specified Amount Charge (rates are per $1,000 of SCR Specified Amount)	Monthly	Varies (4)		Varies (4)
		Policy year 2:		Policy year 2:
		Minimum	$0.85	Minimum	$0.49
		Maximum	$43.76	Maximum	$36.47
		Example (5, 10)	$2.06	Example (5, 11)	$1.71

Excel Performance VUL	6

COST OF OPTIONAL FEATURES	When Deducted	Guaranteed Maximum (annual)		Current (annual)
Term Insurance Rider Rates are per $1,000 of the rider benefit amount.	Monthly	Varies (3)		Varies (3)
		Minimum	$0.18	Minimum	$0.13
		Maximum	$1000.00	Maximum	$950.00
		Example (5)	$2.55	Example (5)	$0.97
Total Disability Benefit Rider Rates are per $100 of the rider annual benefit amount.	Monthly	Varies (3)		Varies (3)
		Minimum	$0.74	Minimum	$0.74
		Maximum	$8.64	Maximum	$8.64
		Example (5)	$2.24	Example (5)	$2.24
Waiver of Monthly Deduction Rider Rates are per $100 of the Monthly Deduction.	Monthly	Varies (3)		Varies (3)
		Minimum	$1.48	Minimum	$1.48
		Maximum	$17.28	Maximum	$17.28
		Example(5)	$4.48	Example (5)	$4.48

Cost of Optional Features Table Footnotes:

(1) Rate varies by Insured's gender and Attained Age.

(2) "Example" charges assume an Insured who is male Attained Age 45.

(3) Rate varies by Insured's gender, risk class and Attained Age.

(4) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time the rider has been in force.

(5) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, a Specified Amount of $250,000, and that the rider coverage is in its second year.

(6) The annual rate is $0.0000 in year 1 of the rider, $2.2212 in years 2-8, $1.7772 in year 9, $1.3332 in year 10, $0.8892 in year 11, $0.4452 in year 12, and $0.00 thereafter.  These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.

(7) The annual rate is $0.0000 in year 1 of the rider, $1.8504 in years 2-8, $1.4808 in year 9, $1.1112 in year 10, $0.7404 in year 11, $0.3708 in year 12, and $0.00 thereafter. These same rates would apply for an increase in ABR Specified Amount at Attained Age 45.

(8) Rate varies by Insured's Issue Age.

(9) "Example" charges assume an Insured who is male Issue Age 35.

(10) The annual rate is $0.7584 in year 1 of the rider, $2.0568 in years 2-6, $1.6452 in year 7, $1.2336 in year 8, $0.8232 in year 9, $0.4116 in year 10, and $0.00 thereafter.  These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

(11) The annual rate is $0.6324 in year 1 of the rider, $1.7136 in years 2-6, $1.3716 in year 7, $1.0284 in year 8, $0.6864 in year 9, $0.3432 in year 10, and $0.00 thereafter.  These same rates would apply for an increase in SCR Specified Amount at Attained Age 45.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes.  We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed Maximum	Current
LOAN ACCOUNT (effective annual rates) Regular Loan Interest Rate Preferred Loan Interest Rate (available only after five Policy years, on only a portion of the Policy Debt)	Upon each Policy Anniversary.	1.0% 0.5%	1.0% 0.0%

Portfolio Company Operating Expenses (for the year ended December 31, 2013)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, which you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio.  Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed.  More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	0.26% (1)	1.73% (2)
After any Waivers and Reductions (explained in the footnotes at the end of this section)	0.26% (1)	1.42% (3)

(1)                  Fidelity VIP Money Market, Initial Class

(2)                  Calvert Variable Products VP Volatility Managed Moderate, Class F

(3)                  The Universal Institutional Funds, Inc. Emerging Markets Equity

							Total
				Acquired		Waivers	Expenses
Subaccount’s underlying	Management	12b-1	Other	Fund Fees	Total	and	after Waivers
Portfolio Name *	Fees	Fees**	Fees	and	Portfolio Fees	Reductions	and
				Expenses***			Reductions,
							if any
ALGER, Class I-2
Balanced	0.71%	-	0.24%	-	0.95%	-	0.95%(1)
Capital Appreciation	0.81%	-	0.15%	-	0.96%	-	0.96%(1)

Excel Performance VUL	7

							Total
				Acquired		Waivers	Expenses
Subaccount’s underlying	Management	12b-1	Other	Fund Fees	Total	and	after Waivers
Portfolio Name *	Fees	Fees**	Fees	and	Portfolio Fees	Reductions	and
				Expenses***			Reductions,
							if any
AMERICAN CENTURY VP, Class I
Mid Cap Value	1.00%	-	0.01%	-	1.01%	-	1.01%
CALVERT VARIABLE PRODUCTS (CVP) (1)
VP EAFE International Index, Class I	0.66%	-	0.31%	-	0.97%	-	0.97%
VP Inflation Protected Plus	0.60%	-	0.12%	-	0.72%	-	0.72%
VP Investment Grade Bond Index	0.40%	-	0.10%	-	0.50%	-	0.50%
VP Nasdaq 100 Index	0.45%	-	0.16%	-	0.61%	-	0.61%
VP Natural Resources	0.65%	-	0.14%	0.56%	1.35%	-	1.35%
VP Russell 2000 Small Cap Index, Class I	0.45%	-	0.24%	0.01%	0.70%	-	0.70%
VP S&P 500 Index****	0.35%	-	0.13%	-	0.48%	0.06%	0.42%
VP S&P MidCap 400 Index, Class I****	0.40%	-	0.12%	-	0.52%	-	0.52%
VP SRI Large Cap Value*****	0.74%	-	0.10%	-	0.84%	0.06%	0.78%
VP Volatility Managed Growth, Class F	0.52%	0.25%	0.48%	0.14%	1.39%	0.42%	0.97%
VP Volatility Managed Moderate Growth, Class F	0.52%	0.25%	0.64%	0.14%	1.55%	0.58%	0.97%
VP Volatility Managed Moderate, Class F	0.52%	0.25%	0.83%	0.13%	1.73%	0.77%	0.96%
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced, Class 1*****	0.69%	-	0.21%	-	0.90%	-	0.90%
DWS VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%(1)
DWS VS II, Class A
Global Growth VIP	0.92%	-	0.53%	-	1.45%	0.47%	0.98%(2)
Small Mid Cap Value VIP	0.65%	-	0.17%	-	0.82%	-	0.82%(1)
FIDELITY ® VIP, Initial Class
Contrafund ®	0.55%	-	0.09%	-	0.64%	-	0.64%
Equity-Income	0.45%	-	0.10%	0.02%	0.57%	-	0.57%(1)
High Income	0.56%	-	0.12%	-	0.68%	-	0.68%
Investment Grade Bond	0.31%	-	0.11%	-	0.42%	-	0.42%
Mid Cap	0.55%	-	0.09%	-	0.64%	-	0.64%
Money Market	0.17%	-	0.09%	-	0.26%	-	0.26%
Overseas	0.70%	-	0.14%	-	0.84%	-	0.84%
Strategic Income	0.56%	-	0.12%	-	0.68%	-	0.68%
FTVIPT, Class 2
Franklin Income VIP (1)	0.45%	0.25%	0.02%	-	0.72%	-	0.72%
Templeton Global Bond VIP (1)	0.46%	0.25%	0.05%	-	0.76%	-	0.76%
IBBOTSON ETF, Class II
Ibbotson Balanced ETF Asset Allocation	0.45%	0.25%	0.07%	0.15%(1)	0.92%	-	0.92%(2)
Ibbotson Growth ETF Asset Allocation	0.45%	0.25%	0.07%	0.15%(1)	0.92%	-	0.92%(2)
Ibbotson Income and Growth ETF Asset Allocation	0.45%	0.25%	0.08%	0.16%(1)	0.94%	-	0.94%(2)
INVESCO V.I., Series I
Global Real Estate	0.75%	-	0.35%	-	1.10%	-	1.10%
International Growth	0.71%	-	0.31%	0.01%	1.03%	0.01%	1.02%(1)
Small Cap Equity	0.74%	-	0.31%	-	1.05%	-	1.05%
IVY VIP
Science and Technology	0.85%	0.25%	0.06%	-	1.16%	0.02%	1.14%(1)

Excel Performance VUL	8

							Total
				Acquired		Waivers	Expenses
Subaccount’s underlying	Management	12b-1	Other	Fund Fees	Total	and	after Waivers
Portfolio Name *	Fees	Fees**	Fees	and	Portfolio Fees	Reductions	and
				Expenses***			Reductions,
							if any
MFS® VIT, Initial Class
Research International	0.90%	-	0.20%	-	1.10%	-	1.10%
Total Return	0.75%	-	0.04%	-	0.79%	0.08%	0.71%(1)
Utilities	0.73%	-	0.07%	-	0.80%	-	0.80%
Value	0.69%	-	0.04%	-	0.73%	-	0.73%
NEUBERGER BERMAN AMT, Class I
Guardian	0.85%	-	0.26%	-	1.11%	-	1.11%(1)
Mid Cap Intrinsic Value	0.85%	-	0.19%	-	1.04%	-	1.04%(2)
OPPENHEIMER, Non-Service Shares
Global/VA	0.63%	-	0.14%	-	0.77%	-	0.77%
PIMCO VIT, Administrative Class
Low Duration	0.50%	-	0.15%	-	0.65%	-	0.65%
Total Return	0.50%	-	0.15%	-	0.65%	-	0.65%
T. ROWE PRICE
Blue Chip Growth-II	0.85%	0.25%	-	-	1.10%	-	1.10%
Equity Income-II	0.85%	0.25%	-	-	1.10%	-	1.10%
THIRD AVENUE (1)
Value	0.90%	-	0.30%	-	1.20%	-	1.20%
UIF, Class I
Emerging Markets Equity	1.25%	-	0.46%	-	1.71%	0.29%	1.42%(1)

Alger (1) Effective November 1, 2012, the Investment Advisory fee was changed to a tiered fee rate based on net assets of each Portfolio. The fees incurred by each Portfolio, pursuant to the provisions of the Fund's Investment Advisory Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the rates and tiers described in the Fund's prospectus. The actual rate paid as a percentage of average daily net assets, for the year ended December 31, 2013, is as follows.

Balanced	0.71%
Capital Appreciation	0.81%

CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2015, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.

VP EAFE International Index, Class I	0.99%
VP Inflation Protected Plus	0.79%
VP Investment Grade Bond Index	0.60%
VP Nasdaq 100 Index	0.69%
VP Natural Resources	0.79%
VP Russell 2000 Small Cap Index, Class I	0.74%
VP S&P 500 Index	0.42%
VP S&P MidCap 400 Index, Class I	0.57%
VP SRI Large Cap Value	0.78%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%

DWS (1) Through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80% for Capital Growth and 0.83% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.

DWS (2) Through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.98%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.

Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.

Ibbotson (1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

Ibbotson (2) ALPS Advisors, Inc. (the "Adviser") and Ibbotson Associates, Inc. (the "Subadviser") have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Expenses after Waivers and Reductions, if any, (not including Distribution and/or Service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Excel Performance VUL	9

Invesco (1) The Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds. This Waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless the Adviser continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

Ivy (1) The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio’s management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016.

MFS (1) Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually of the first $1 billion, 0.65% of the fund's average daily net assets annually in excess of $1 billion to 2.5 billion, and 0.60% of the fund's average daily net assets annually in excess of $2.5 billion to $5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2016.

Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2017 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

Neuberger Berman (2) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2017 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2014, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.

UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**

Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

*****	Sustainable and Responsible Investment ("SRI")

Excel Performance VUL	10

Excel Performance VUL	11

Excel Performance VUL	12

CHARGES EXPLAINED

The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown.  Please review both prospectus sections for information on charges.  For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply.  Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted.  If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

Transaction Charges

Premium Charge

We currently charge a percentage of each Policy premium payment we receive as a Premium Charge.  This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses.  We do not expect to profit from this charge.  Our current charge is less than our guaranteed maximum amount for this charge.

Surrender Charge

Upon a full Surrender from your Policy, we deduct a Surrender Charge from the total Account Value.  The amount of this charge varies by the Insured's gender, Issue Age (or Attained Age at the time of any increase), risk class, Specified Amount of insurance coverage, and the length of time the Policy has been in force.  Surrender Charges apply during the first 12 Policy years and for the first 12 Policy years after an increase in Specified Amount.  The initial Surrender Charge applies from the Policy Date.  In the event of an increase in the Specified Amount, the Surrender Charge will increase.  You will receive a revised Policy schedule reflecting the increase.  Taxes and tax penalties may apply.

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge.  The partial withdrawal charge will be allocated the same as the partial withdrawal itself.  Taxes and tax penalties may apply.

Transfer Charge

We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year.  You may tell us how to allocate the transfer charge.

Periodic Charges:  Monthly Deductions from Account Value

On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy.  This amount is called the Monthly Deduction.  It equals the sum of monthly charges for the cost of insurance, administrative charge, Specified Amount charge, and the costs of any riders.  You may tell us how to allocate the Monthly Deduction.

Cost of Insurance Charge

The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy.  The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy.  Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month.  The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force.  The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase.  We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy.  Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses.  We expect a profit from this charge.  Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

The Cost of Insurance each month equals:

 -     The Net Amount at Risk for the month; multiplied by

 -     The cost of insurance rate per $1,000 of Net Amount at Risk; divided by

 -     $1,000.

Excel Performance VUL	13

Administrative Charge

This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account.  We do not anticipate making a profit from this charge.  The maximum monthly administrative charge is shown on your Policy schedule.

Specified Amount Charge

For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy.  The Specified Amount charge partially compensates us for these costs.  We do not anticipate making a profit from this charge.  The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule.  Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

Costs of Optional Features

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value.  See the CHARGES  section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features.  Optional features may not be available in all states.

Periodic Charges:  Daily Deductions from Separate Account Assets

The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

Risk Charge

The Risk Charge is for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume.  If this charge exceeds our actual costs to cover these risks, the excess goes to our general account.  Conversely, if this charge is not enough, we bear the additional expense, not you.  We expect a profit from this charge.

Policy Debt

If you borrow from your Account Value, interest accrues on outstanding loan amounts.  After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.  See the POLICY LOANS section for more information on applicable interest rates.

Portfolio Charges

Each Subaccount's underlying portfolio has investment advisory expenses.  These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES  section and described in more detail in each portfolio's prospectus.  A portfolio's charges and expenses are not deducted from your Account Value.  Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts.  These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of Investment Options – each chosen for its potential to meet specific investment objectives.

You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option.  Allocations must be in whole percentages and total 100%.  The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Separate Account Variable Investment Options

The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments.  Each underlying portfolio is an open-end investment management company.  When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio.  The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

Read the prospectuses for the underlying portfolios together with this prospectus for more information.

Excel Performance VUL	14

The Separate Account is registered with the SEC as a unit investment trust.  However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life.  Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account.  Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts.  To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.  We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios.  We do not make any representations about their future performance.

You bear the risk that the variable Investment Options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other.  Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.  You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objectives, restrictions, and potential risks.  To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies.  They are not publicly traded mutual funds available for direct purchase by you.  There is no assurance the investment objectives will be met.

FUND NAME Portfolio Name - Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Alger Portfolios	Fred Alger Management, Inc.
Alger Balanced Portfolio, Class I-2	Current income and long-term capital appreciation.
Alger Capital Appreciation Portfolio, Class I-2	Long-term capital appreciation.
American Century Investments	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Inflation Protected Plus Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Current income.
Calvert VP Investment Grade Bond Index Portfolio – AIP (includes assets merged from Calvert VP Income as of April 30, 2014)	Index: Barclays Capital Aggregate Bond Index.
Calvert VP Nasdaq 100 Index Portfolio – AIP	Index: NASDAQ 100® Index.
Calvert VP Natural Resources Portfolio – AIP	Capital growth.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP (includes assets merged from Calvert VP Small Cap Growth as of April 30, 2014)	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio – AIP (includes assets merged from Calvert VP SRI Equity as of April 30, 2014)	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio, Class I – AIP	Index: S&P MidCap 400 Index.
Calvert VP SRI Large Cap Value Portfolio	Long-term capital appreciation.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.

Excel Performance VUL	15

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
DWS Variable Series I	Deutsche Investment Management Americas Inc.
DWS Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
DWS Variable Series II	Deutsche Investment Management Americas Inc.
DWS Global Growth VIP Portfolio, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class [2,4]	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class [2,4]	Index: S&P 500® Index.
Fidelity® VIP High Income Portfolio, Initial Class [2,4]	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [1,4]	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class [2,4]	Long-term growth.
Fidelity® VIP Money Market Portfolio, Initial Class [1,4]	Current income.
Fidelity® VIP Overseas Portfolio, Initial Class [2,4]	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class [1,2,3,4]	Income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2 – Templeton Investment Counsel LLC	Income.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
ALPS Variable Investors Trust	ALPS Advisors, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II – Ibbotson Associates, Inc. ("Ibbotson")	Capital appreciation and some current income.
Ibbotson Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Capital appreciation.
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II – Ibbotson	Current income and capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	Total return through growth of capital and current income.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Small Cap Equity Fund, Series I	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	To seek to provide growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Research International Series, Initial Class	Seeks capital appreciation.
MFS® Total Return Series, Initial Class	Seeks total return.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Value Series, Initial Class	Seeks capital appreciation.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Guardian Portfolio, Class I – Neuberger Berman LLC ("NB")	Seeks long-term growth of capital; current income is secondary.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I –NB	Seeks growth of capital.
Oppenheimer Variable Account Funds	OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA, Non-Service Shares – OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Income Portfolio-II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stock.

Excel Performance VUL	16

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.

Excel Performance VUL	17

Excel Performance VUL	18

*  These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life.  The funds' investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas.  Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account.  We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change.  In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts.  To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.  Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts.  Subaccounts may be closed to new or subsequent transfers or allocations.  We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable Investment Options.

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.  We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products.  However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios.  Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account.  The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.  See the accompanying prospectuses of the portfolios for more information.  (Also see the TRANSFERS  section, Omnibus Orders.)

Excel Performance VUL	19

Voting Rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest.  You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.  If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy.  If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners.  We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners.  It is possible that a small number of Policy owners can determine the outcome of a voting proposal.  The underlying portfolios may not hold routine annual shareholder meetings.

Fixed Account Investment Option

The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk.  We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually.  We may declare a higher current interest rate.  However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations.  The general account includes all of our assets, except those assets segregated in separate accounts.  We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay.  Assets in the Fixed Account are subject to claims by creditors of the company.  The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

Transfers

The Policy is designed for long-term investment.  Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management.  In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing.  We will not execute such a trade until we provide the underlying portfolio’s investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser’s own standards, as stated in the Subaccount's underlying portfolio prospectus.  Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪   A transfer is considered any single request to move assets between one or more Investment Options.

▪   We must receive notice of the transfer request – either Written Notice, an authorized telephone transaction, or by Internet when available.  Our Trading Unit facsimile number is 402-467-7923.  Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time).  You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.

▪   The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less.  (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)

-           If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account.  Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established.  While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

-           The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

▪   The first 15 transfers each Policy year are free.  Thereafter, transfers may result in a $10 charge for each transfer.  See the CHARGES  section of this prospectus for information about this charge.  This fee is not subtracted from the amount of the transfer.  Transfers under any systematic transfer program do count toward the 15 free transfers limit.

Excel Performance VUL	20

▪   A transfer from the Fixed Account (except made pursuant to a systematic transfer program):

-           may be made only once each Policy year;

-           may be delayed up to six months;

-           is limited during any Policy year to the greatest of:

-           25% of the Account Value in the Fixed Account on the date of the transfer;

-           the amount of any Fixed Account transfer that occurred during the prior 13 months; and,

-           $1,000.

▪   We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.  We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive.  We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service.  We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners.  In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

▪   If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining Investment Options you selected in your latest allocation instructions.  We will notify you when such a transfer occurs.  You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.

▪   In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized.  We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures.  We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios.  In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Time Period for Special Transfer

At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

Third Party Services

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf.  Third-party transfers and allocations are subject to the same rules as all other transfers and allocations.  You can make this election on the application or by sending us Written Notice on a form provided by us.  Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies.  They are accountable to you alone for such transfers or allocations.  We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services.  You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market.  Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses.  This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy’s performance.  The risks and harmful effects of disruptive trading include:

▪  dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");

Excel Performance VUL	21

▪    reduced investment performance due to adverse effects on portfolio management by:

-       impeding a portfolio investment adviser's ability to sustain an investment objective;

-       causing the portfolio to maintain a higher level of cash than would otherwise be the case;

-          causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and

▪  increased costs to you in the form of increased brokerage and administrative expenses.  These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies.  We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy.  On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies.  We are not authorized to grant exceptions to an underlying portfolio's trading policy.  Please refer to each portfolio's prospectus for more information on its trading policies.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions.  We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners.  Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges.  We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive.  Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions.  However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity.  Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations.  Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners.  In making this determination, we will consider, among other things:

▪  the total dollar amount being transferred;

▪  the number of transfers you make over a period of time;

▪  whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;

▪  whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and

▪  the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners.  In making this determination, we may, among other things:

▪  reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

▪  reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.  Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules.  See the sections of the prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

Transfers under any systematic transfer program do count toward the 15 free transfers limit.   We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice.  Only one systematic transfer program may be utilized at a time.

Excel Performance VUL	22

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.  Requested percentages are converted to a dollar amount.  You can begin Dollar Cost Averaging when you purchase the Policy or later.  You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.  Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high.  However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪   There is no additional charge for the Dollar Cost Averaging program.

▪   We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.

▪   Automatic transfers can only occur monthly.

▪   The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account.  Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established.  While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.  There is no maximum transfer amount limitation applicable to any of the Subaccounts.

▪   Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.

▪   You may specify that transfers be made on the 1st through the 28th day of the month.  Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day).  If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.

▪   You can limit the number of transfers to be made, in which case the program will end when that number has been made.  Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.

▪   Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct.  You may change your rebalancing allocation instructions at any time.  Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪   There is no additional charge for the Portfolio Rebalancing program.

▪   The Fixed Account is excluded from this program.

▪   You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.

▪   You may have rebalancing occur quarterly, semi-annually or annually.

▪   Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions.  You may change your Earnings Sweep program instructions at any time.  Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪   There is no additional charge for the Earnings Sweep program.

▪   The Fixed Account is included in this program.

▪   You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.

▪   You may have your earnings sweep quarterly, semi-annually or annually.

Asset Allocation Program

We may offer an asset allocation program using models.  However, you always have the ability to construct your own asset allocation plan from among the Investment Options available in your Policy.  Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the Investment Options available in your Policy.  We also obtain research and business support services relating to models from unaffiliated consultants.

To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"), who selects the specific funds to populate each model from those available in the product.  These recommendations are developed pursuant to an agreement

Excel Performance VUL	23

between Ameritas Life and AIP.  We also obtain research and business support services relating to models from unaffiliated consultants.  We pay for these consultant services, at no additional cost to the Policy Owners.  The Program consists of five models, ranging from aggressive to conservative.

To participate in the Program:

▪   AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models.  You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy Value) pursuant to the allocations of the model you select.  AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP.  AIC has no discretionary authority to execute any other transfers for your Policy.

▪   You must complete the Asset Allocation questionnaire.

▪   You must allocate all of your Policy Value to one asset allocation model.  We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you.  Only you can select which model is best for you.  The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you.  You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

▪   Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected.  Such rebalancing will be disclosed in quarterly statements to you.  Performance of each model is updated daily on our website and is available upon request.

▪   At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations.  When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective.  If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy Value and any subsequent premium will be automatically reallocated pursuant to the updated model.  If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

▪   If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes.  You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy.  You will be required to communicate with the Service Center if you are in the Program, but wish to make an online transfer or trade.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone or online transaction.

▪   If participation in the Program terminates, including by death of the Owner, Policy Value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations.  Any additional premiums received after the death of the Owner will be returned.

Potential Conflicts of Interest

AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models.  AIC is compensated by us as principal underwriter for the Policies.  AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available Investment Options.  We may receive fees for administrative services from other portfolios in the models.  This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models.  Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy.  The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services to Calvert Funds.  Calvert Fund portfolios may or may not be included in the models.  AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP.  As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program.  Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses.  For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus’ Statement of Additional Information.  More information about AIC’s role as investment adviser for the Program is available on AIC’s Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program.  We may modify the Asset Allocation Program at any time.  We also may discontinue the Asset Allocation Program at any time.

Excel Performance VUL	24

OTHER IMPORTANT POLICY INFORMATION

Policy Application and Issuance

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date.  The minimum initial Specified Amount (or "face amount") of life insurance is $100,000.  We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements.  See the Special Arrangements section, below, for details.  To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us.  Before accepting an application, we conduct underwriting to determine insurability.  We reserve the right to reject any application or premium.  If we issue a Policy, insurance coverage will be effective as of the Policy Date.

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

▪   The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.

▪   Your premium allocations must be complete, be in whole percentages, and total 100%.

▪   Initial Premium requirements must be met (see below).

▪   Your signature and your agent's signature must be on the application.

▪   City, state and date the application was signed must be completed.

▪   You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).

▪   Please give us your email address to facilitate receiving updated Policy information by electronic delivery.

▪   There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.

▪   Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp."  We reserve the right to reject any premiums.  We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank.  Payment by certified check, banker's draft, or cashier's check will be promptly applied.  Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪   At least the Monthly Minimum No-Lapse Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪   Payment of additional premiums is flexible, but must be enough to cover Policy charges.

▪   If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.

▪   Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly.  You may change your Planned Periodic Premium, subject to our approval.  Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force.  Your Policy can lapse even if you pay all Planned Periodic Premiums on time.

▪   If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.

▪  We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

Allocating Premium

You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option.  The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.

▪   Allocations must be in whole percentages, and total 100%.

▪   You may change your allocation by sending us Written Notice or through an authorized telephone transaction.  The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

▪   All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

Excel Performance VUL	25

Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount.  On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions.  If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

Until your Policy is issued, any premium payments we receive are held in our general account.

Account Value

On your Policy's Issue Date, Account Value (or "Policy Value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date.  On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units.  The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount.  We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

The unit value of each Subaccount reflects the investment performance of that Subaccount.  The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount.  The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:

▪   the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by

▪   the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus

▪   the daily risk charge.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units.  The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day.   Each transaction described below will increase or decrease your Accumulation Units.

The number of Accumulation Units in a Subaccount will increase  when:

▪   Net Premiums are credited to it; or

▪   amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

The number of Accumulation Units in a Subaccount will decrease  when:

▪   partial withdrawals (and any partial withdrawal charges) are taken from it;

▪   Monthly Deductions are taken from it;

▪   transfer charges are taken from it; or

▪   amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government.  There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Account Value of the Fixed Account on any Business Day equals:

▪   Net Premiums credited to the Fixed Account; plus

▪   any transfers from the Subaccounts or the loan account to the Fixed Account; plus

▪   interest credited to the Fixed Account; minus

▪   any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus

▪   the Fixed Account's share of any Monthly Deductions from Account Value; minus

▪   any transfer charges taken from the Fixed Account; minus

▪   amounts transferred from the Fixed Account to the Subaccounts or the loan account.

Loan Account Value

The Account Value in the loan account on any Business Day equals:

▪   amounts transferred to the loan account from the Investment Options (the Subaccounts and the Fixed Account); plus

▪   interest credited to the loan account; minus

▪   amounts transferred from it into the Investment Options.

(Also see Defined Terms for the definition of "Policy Debt.")

Excel Performance VUL	26

Telephone Transactions

Telephone Transactions Permitted

▪   Transfers among Investment Options.

▪   Establish systematic transfer programs.

▪   Change premium allocations.

How to Authorize Telephone Transactions

▪   Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.  You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪   Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.

▪   Calls will be recorded for your protection.

▪   For security, you or your authorized designee must provide your Social Security number and/or other identification information.

▪   May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Electronic Delivery and Communications

You may access certain documents relating to the Policy and Subaccounts electronically.  Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year.  Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website.  We post annual reports on our website shortly after March 1 each year.

We may make other documents available to you electronically through the email address that you provide to us.  When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted.  In order to receive your Policy documents online you should have regular and continuous Internet access.

Misstatement of Age or Gender

If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender.  If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender.  If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, Surrender Charges, and cost of insurance rates from the Policy Date.

Suicide

We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued.  In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method.  We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

Incontestability

We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase.  If you did not request the increase or if evidence of insurability was not required, we will not contest the increase.  Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request.  If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement.  Riders to the Policy may have separate incontestability provisions.

Assignment

You may assign your Policy by giving Written Notice.  We will not be responsible for the validity of an assignment.  We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment.  An assignment is subject to any Policy Debt.

Lapse and Grace Period

Minimum No-Lapse Period

Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Excel Performance VUL	27

Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.  However, we guarantee the Policy will remain in force for the period shown in your Policy's schedule page so long as the premium paid, less partial withdrawals and Policy Debt, equals or exceeds the sum of the monthly Minimum No-Lapse Premiums from the Policy Date to the most recent Monthly Date.  Your minimum no-lapse period and Minimum No-Lapse Premium are shown in your Policy schedule.

Grace Period

If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy.  The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions.  At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record.  Insurance coverage continues during the grace period.  If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period.  If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

Reinstatement

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less.  To reinstate, we must receive:

▪  Written application signed by you and the Insured;

▪   Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;

▪   Premium at least equal to (a + b + c - d) divided by (e) where:

(a) is the sum of all due and unpaid Monthly Deductions during the grace period;

(b) is the sum of Monthly Deductions for three months from the date of reinstatement;

(c) is the Surrender Charge on the date of reinstatement;

(d) is the Account Value at the beginning of the grace period; and

(e) is one minus the premium charge.

▪  Repayment or reinstatement of any outstanding Policy Debt.

The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.  The Surrender Charge at reinstatement will be based on the original Policy Date and the dates of any increases in Specified Amount as if the Policy had never terminated.

The Policy cannot be reinstated once it has been fully Surrendered.

Delay of Payments or Transfers

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice.  We can postpone such payments or any transfers out of a Subaccount if:

▪   the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or

▪   the SEC permits delay for the protection of security holders; or

▪   an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Subaccounts.

The applicable rules of the SEC will govern as to whether these conditions exist.

We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

Beneficiary

The beneficiary will receive the death benefit proceeds when the Insured dies.  You name the primary beneficiary and any contingent beneficiaries in your application.  If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary.  If no contingent beneficiary is living when the Insured dies, we will pay you or your estate.  Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

Excel Performance VUL	28

Unless your beneficiary designation provides otherwise, we will follow these rules:

▪   We will pay equal shares when more than one beneficiary of the same class is to share the funds.

▪   No revocable beneficiary has rights in this Policy until the Insured dies.

▪   An irrevocable beneficiary cannot be changed without his or her consent.

▪   The interest of any beneficiary is subject to the rights of any assignee shown on our records.

▪   When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

You may change your beneficiary at any time while the Insured is living by sending Written Notice to us.  We must approve any change.  If approved, the change will be effective as of the date you signed the Written Notice.  We will not be liable for any payments we make or actions we take before the change is approved.

Minor Owner or Beneficiary

Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary.  In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit.  A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian.  Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian.  Some states allow us to make such payments up to a limited amount directly to parents.  Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney.  If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

You may request to change your Specified Amount, death benefit option, or riders.  Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and only when recorded on our records.  Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.  When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

"Right to Examine" Period

You may cancel your Policy for a refund during your "right to examine" or "free look" period.  This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later.  (The "right to examine" period is longer in some states, ranging from 15 to 30 days.)  If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires.  Your Policy will be void from the beginning.  We will refund the premium paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

Optional Features

Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider.  The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES  section.

Nonparticipating

The Policy is nonparticipating.  No dividends will be paid under the Policy.

Special Arrangements

Where permitted by state regulation, we may make Policies available through various special arrangements.  We may reduce or waive the premium charge; monthly administrative charge; and/or the Surrender Charge under Policies purchased by:

1.       our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;

2.       directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the Policies, or their spouses or dependents; or

3.       directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

In addition, in the future, we may reduce or waive the premium charge, and/or Surrender Charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis.  Reductions or waivers of the premium charge, monthly administrative charge, and the Surrender Charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.  Our Service Center can provide information regarding the availability of reduced or waived charges to such Owners.

Excel Performance VUL	29

We will issue Policies to group or sponsored arrangements, as well as on an individual basis.  A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals.  An example of such an arrangement is a non-qualified deferred compensation plan.  A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.  The Policies may not be available in connection with group or sponsored arrangements in all states.

For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the Surrender Charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy.  In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies.  We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence.  Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement).  The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies.  We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

POLICY DISTRIBUTIONS

The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully Surrender it for its Cash Surrender Value.  Tax penalties and Surrender Charges may apply to amounts taken out of your Policy.  The Policy will terminate and all insurance will stop when the Insured dies.

Death Benefit

Upon the Insured's death, we will pay to the Policy beneficiary:

▪   the death benefit on the Insured's life under the death benefit option in effect; plus

▪   any additional life insurance proceeds provided by any optional benefit or rider; minus

▪   any Policy Debt; minus

▪   any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim.  We will pay the death benefit proceeds in a lump-sum payment to the beneficiary.  We will include interest from the Insured's date of death to the payment date.  The rate of interest will be at least the amount required by law.  Full payment of the death benefit proceeds discharges us from any and all claims.

Death Benefit Options

When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A

Under Option A, the death benefit is the greater of:

▪   the Specified Amount of insurance coverage; and

▪   the Account Value multiplied by the corridor factor.

Death Benefit Option B

Under Option B, the death benefit is the greater of:

▪   the Specified Amount of insurance coverage plus the Account Value; and

▪   the Account Value multiplied by the corridor factor.

Death Benefit Option C

Under Option C, the death benefit is the greater of:

▪   the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and

▪   the Account Value multiplied by the corridor factor.

Excel Performance VUL	30

If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code.  Once you have chosen a test for tax qualification, you cannot change it.  If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code.  If you choose the cash value accumulation test, the guideline premium limitations do not apply.  The corridor factors are higher for the cash value accumulation test than for the guideline premium test.  The corridor factors are shown in the Policy schedule.

Changes in Death Benefit Option

You select the death benefit option when you apply for the Policy.  You also may change the death benefit option after the first Policy year, as discussed below.

Changes in Death Benefit Option Rules

▪   Your request for a change must be by Written Notice.

▪   You can only change your Policy death benefit option once each Policy year.  The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.

▪   There is no fee to change your Policy death benefit option.

▪   Changing from Option B to Option A, or from Option C to Option A:  The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.

▪   Changing from Option A to Option B, or from Option C to Option B:  The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.

▪   The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

Changes in Specified Amount

The initial Specified Amount is set at the time we issue your Policy.  The Specified Amount may change from time to time, as discussed below.  A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates.  The amount of the increase is shown on the Policy schedule.  Total increases from the rider may not exceed two times the initial Specified Amount.  No increase will be made after the Annual Date nearest the Insured's 65th birthday.  We will mail to you a revised Policy schedule for each increase.  Acceptance is automatic.  You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date.  There is no charge for the rider.

In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.  Any change will take effect on the Monthly Date on or after the date we receive your Written Notice.

INCREASE in Coverage Rules

▪   The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.

▪   An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.  (Underwriting requirements do not apply to requested increases if certain riders are part of your Policy.)

▪   Any increase of the Specified Amount will be subject to increased cost of insurance charges, monthly Specified Amount charges, and Surrender Charges based on the Insured's gender and the Issue Age and rate class for the increase.  You will receive a revised Policy schedule stating the increased charges.

DECREASE  in Coverage Rules

▪   The amount of any decrease may be no less than $1,000.

▪   Any reduction in the Specified Amount will be in the following order:

-           first, reduce the most recent increase of the Specified Amount;

-           then, the next most recent increases; and

-           finally, the Policy's initial Specified Amount.

▪   Any decrease of the Specified Amount you request will not reduce the Surrender Charges or the monthly Specified Amount charges in effect at the time of the decrease.

▪   The Specified Amount of coverage after the decrease must be at least $50,000.  We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

▪   If the change is within the minimum no-lapse period, we will update the monthly Minimum No-Lapse Premium on the revised Policy schedule.

Excel Performance VUL	31

Use of Accounting Benefit Rider and Supplemental Coverage Rider

When you apply for the Policy, you can combine coverage under either or both the Accounting Benefit Rider (ABR) and the Supplemental Coverage Rider (SCR) with coverage under the base Policy.  You must allocate at least $50,000 to base Specified Amount, and the total Specified Amount must be at least $100,000 if you elect the ABR and $250,000 if you elect the SCR.  The SCR Specified Amount cannot exceed nine (9) times the base Specified Amount.  Use of these riders will change the cost of your insurance coverage.

Accounting Benefit Rider

Allocating a portion of the total Specified Amount to the ABR increases early year Cash Surrender Values and decreases later year Cash Surrender Values, as compared to all base coverage.  There is no Surrender Charge associated with the ABR Specified Amount, but Monthly Deductions for the rider generally are higher than Monthly Deductions for base coverage.  The Monthly Deduction for the ABR consists of a cost of insurance charge and an ABR Specified Amount charge.  The ABR Specified Amount charge is an amount per $1000 of ABR Specified Amount and will vary based on gender, rate class, Issue Age, Policy year, and Specified Amount.

This rider is available only at issue.  You cannot surrender the rider separately from the Policy.

Supplemental Coverage Rider

The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the Policy's Specified Amount to this rider.  The SCR will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit.  The SCR death benefit automatically adjusts daily as your base and ABR death benefits change.  The total death benefit depends on which death benefit option is in effect.

You may allocate a portion of the total Specified Amount to the SCR.  The SCR death benefit will adjust over time to maintain the total death benefit as described below.  The SCR death benefit at any point in time equals the difference between the total death benefit and the death benefit calculated without the SCR.  The total death benefit depends on the death benefit option you select.

Option A:   If Option A is in effect, the total death benefit is the greater of:

1.       the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount; and

2.       the Account Value multiplied by the corridor factor.

Option B:  If Option B is in effect, the total death benefit is the greater of:

1.       the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the Account Value; and

2.       the Account Value multiplied by the corridor factor.

Option C:  If Option C is in effect, the total death benefit is the greater of:

1.       the Specified Amount of the Policy plus any ABR Specified Amount plus the SCR Specified Amount plus the sum of premiums paid minus the sum of partial withdrawals taken; and

2.       the Account Value multiplied by the corridor factor.

If the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

If the Account Value grows sufficiently large, it is possible for the SCR death benefit to become zero.  As long as the SCR death benefit remains zero, the SCR cost of insurance will be zero.  The SCR death benefit can never be less than zero.  Even when the SCR death benefit is zero, the rider remains in effect until you remove it from the Policy.

Example: If your Account Value increases over time due to positive investment performance in the Subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your Account Value multiplied by the corridor factor could exceed the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would reduce so that your total death benefit remains constant. Eventually, your Account Value could peak and begin to decline so that, when multiplied by the corridor factor, the result would become less than the sum of the base and ABR Specified Amounts. In that situation, your SCR death benefit would increase so that your total death benefit remains constant.

There is no Surrender Charge associated with the SCR Specified Amount. The Monthly Deduction for the SCR consists of a cost of insurance charge and an SCR Specified Amount charge.  The SCR Specified Amount charge is an amount per $1000 of SCR Specified Amount and will vary based on gender, rate class, Issue Age, Policy year, and Specified Amount.  Current rates for the SCR generally are lower than current rates for the base Policy, but maximum rates generally are higher.

No Maturity Date

This Policy does not have a maturity date.  There are no cost of insurance charges after the Insured reaches Attained Age 121.

Excel Performance VUL	32

Policy Loans

You may obtain a loan from the Cash Surrender Value of your Policy.  Any loan transaction will permanently affect your Account Value.  We may require you to sign a loan agreement.  You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences.  See the discussion at Tax Treatment of Loans and Other Distributions.

Amount You Can Borrow	Loan Interest Rate

Standard Policy Loan. You may borrow no more than:

•          the Cash Surrender Value; minus

•          loan interest on Policy Debt including the requested loan to the next Annual Date; minus

•          the sum of the next three Monthly Deductions.

Standard Loan Interest Rate. Current net annual loan interest rate of 1.0%: we charge a current interest rate with a 4.0% effective annual yield (guaranteed not to exceed 4.0%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.

Amount You Can Borrow	Loan Interest Rate

Preferred Rate Policy Loan. After five (5) Policy years, a portion of the Policy Debt may qualify for the preferred loan interest rate. The portion eligible for the preferred loan interest rate is:

•          the Account Value; plus

•          the sum of partial withdrawals taken, minus

•          the sum of premiums paid.

Preferred Loan Interest Rate. Current net annual loan interest rate of 0.0%: we charge a current interest rate with a 3.0% effective annual yield (guaranteed not to exceed 3.5%), but we also credit an interest rate with an effective annual yield of 3.0% to any amounts in the loan account.

Loan Rules

▪   The Policy must be assigned to us as security for the loan.

▪   We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.  However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

▪   We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account.  The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise.  If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.

▪   Loan interest is due on each Annual Date.  If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.

▪   If Policy Debt exceeds Account Value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.

▪   You may repay Policy Debt in full or in part any time while the Policy is in force.  We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment.  You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.

▪   The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.

▪   We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

Cash Surrender

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value.  After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

Cash Surrender Rules

▪  We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

▪  The applicable Surrender Charge is described in the CHARGES  section of this prospectus.

▪   We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

Partial Withdrawal

While the Insured is alive, you may withdraw part of the Account Value.  The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

Excel Performance VUL	33

If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any charge.

If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules

▪  We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.

▪  The applicable partial withdrawal charge is stated in the CHARGES  section of this prospectus.

-         The minimum  partial withdrawal amount is $100; the maximum  is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.

▪  A partial withdrawal is irrevocable.

▪  For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.

▪  Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise.  If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.

▪  Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.

▪  We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.

▪  Partial withdrawals may change the Minimum No-Lapse Premium requirements.  You may request a new illustration of Account Value from us to demonstrate these changes.

▪  Depending upon the circumstances, a partial withdrawal may have tax consequences.

Payment of Policy Proceeds

A primary function of a life insurance policy is to provide payment of Policy proceeds.  Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable.  We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds

▪  Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.

▪  We may require proof of your age or survival or the age or survival of the payee.

▪  No payee may commute, encumber or alienate any proceeds under this Policy before they are due.  No proceeds are subject to attachment for any debt or obligation of any payee.

Payment of Death Benefit Proceeds

We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable.  The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time.   We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable.  The account is part of our general account.  It is not a bank account and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We receive a benefit from all amounts left in the general account.

TAX MATTERS

The following is only general information about federal tax law and is not intended as tax advice to any individual.  Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances.  We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy.  You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes.  This definition can be met if an insurance contract satisfies either one of two tests.  The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy.  Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪  you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and

▪  the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance.  The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life.  Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

Excel Performance VUL	34

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts.   The Code establishes a class of life insurance contracts designated as modified endowment contracts.  Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis.  There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below).  The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex.  In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums.  A Policy may also become a modified endowment contract because of a material change.  The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change.  A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract.  However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged.  The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract.  You may, of course, choose not to make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy.  For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for Alternative Minimum Taxable Income purposes.  In 2006, Congress adopted new rules relating to Employer Owned Life Insurance.  Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

Tax Treatment of Loans and Other Distributions

Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess generally will be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract.  However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means: • the total of any premium payments or other consideration paid for the Policy, minus • any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪  All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent the excess (if any) of the Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.

▪  Loans from or secured by the Policy are treated as distributions and taxed accordingly.  If you do not repay loan interest, the loan interest itself is treated as a distribution.

▪  A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Excel Performance VUL	35

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income.  An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance.  Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions.  However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule.  If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences.  In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts.  Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy.  If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

Diversification requirements.  Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code.  Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year.  However, we believe the Policy complies fully with such requirements.

Owner control.  The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account.  To date, no such regulations or guidance has been issued.  If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets.  For example, you have additional flexibility in allocating Policy premium and Account Value.  These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account.  In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue.  We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement.  Electing this benefit may have adverse tax consequences.  The Internal Revenue Service has not ruled on the use of this endorsement.  We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements.  The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement.  If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

Split-Dollar Arrangements.  The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.  Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform.  This Act prohibits, with limited exceptions, publicly-traded companies from

Excel Performance VUL	36

extending many types of personal loans to their directors or executive officers.  This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Tax Shelter Regulations.  Prospective owners should consult a tax adviser about the treatment of the Policy when used in a plan or arrangement that under the Treasury Regulations would be considered a tax shelter.

Alternative Minimum Tax.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

LEGAL PROCEEDINGS

As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS

Our financial statements are included in a Statement of Additional Information ("SAI").  For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

DISTRIBUTION OF THE POLICY

Our underwriter and affiliate, Ameritas Investment Corp., enters into contracts with its own registered representatives to sell Policies and with various broker-dealers ("Distributors") to distribute Policies through their representatives.  Total commission paid for the Policies and other information about distribution compensation can be found in this Policy’s Statement of Additional Information ("SAI").  Instructions to obtain an SAI are on the last page of this prospectus.  It is also fair for you to ask a representative about the commission they earn for the sale of a Policy.  Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another.  In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals.  We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to our affiliates or us.  We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses.  The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time.  In calendar year 2013 we paid no conference sponsorship fees.  We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the former minority owner (20%) of AIC. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

Excel Performance VUL	37

APPENDIX A: Optional Features

This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider.  Some of these features are only available at the time the Policy is issued, and may not be added later.  For more information, contact your registered representative or us.  Certain riders may not be available in all states.  The cost for each rider, if any, is explained in the CHARGES  section.

Accelerated Benefit Rider

This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness.  The amount available as a living benefit is less than the total death benefit payable under the Policy.

Accidental Death Benefit Rider

This rider provides an additional death benefit, payable if the Insured's death results from certain accidental causes.

Accounting Benefit Rider ("ABR") *

This rider provides term insurance upon the Insured's life in addition to the Specified Amount of insurance coverage under the Policy.

Children's Insurance Rider

This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

Guaranteed Insurability Rider

This rider guarantees that insurance coverage may be added at various option dates without evidence of insurability.  This benefit may be exercised on the option dates even if the Insured is disabled.

Insurance Exchange Rider

This rider provides the right to exchange the Policy for a new policy on the life of a substitute insured.  Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured.  Costs associated with the new policy will vary.  For purposes of calculating any Surrender Charges subsequently imposed on the policy acquired by exchange, we will take into account the number of Policy years that this Policy, and  the policy acquired by exchange, have been in force.  Exercise of this rider will result in a taxable exchange.

Paid-Up Insurance Benefit Endorsement

This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

Scheduled Increase Rider

This rider provides for automatic increases in the Specified Amount on each Annual Date, subject to the terms of the rider.  The amount of the increase is specified in the rider.  The Insured's rate class on the issue date of the rider will be the rate class of the scheduled increases.  You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test.

Supplemental Coverage Rider ("SCR") *

This rider provides a supplemental death benefit that automatically adjusts over time to maintain the total death benefit coverage you select.  For example, if your base death benefit (and any ABR term death benefit) decreases below the total death benefit, the SCR death benefit will increase to maintain the total death benefit amount.

Term Insurance Rider

This rider provides term insurance upon an individual other than the Insured.

Total Disability Benefit Rider

This rider provides that during periods of the Insured's total disability, as defined in the rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the cost of insurance charge for this rider.  The Owner chooses the benefit level at the issue of the rider.

Waiver of Monthly Deduction Rider

This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

*  More information about the ABR and SCR riders is found in the Death Benefits section of this prospectus.

Excel Performance VUL	38

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts.  The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account.  It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years.  With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value, minus the Surrender Charge, minus any Policy Debt.

Company, We, Us, Our, Ameritas Life means Ameritas Life Insurance Corp.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account.  The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account.  You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured’s age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured’s age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin.  If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us.  If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Minimum No-Lapse Premium means the amount that must be paid on a cumulative basis to keep this Policy in force during the minimum no-lapse period as shown on the Policy schedule.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Policy Date means the date from which Policy months, years and anniversaries are measured.  The Policy Date will be determined by us unless you request a different Policy Date that we approve.  If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy.  It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained.  Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

Surrender Charge means the charge subtracted from the Account Value on the Surrender of this Policy.

Excel Performance VUL	39

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335.  A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us.  Call us if you have questions about what form or information is required.  When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed.  The Insured may or may not be the Owner.

Illustrations

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return.  Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions.  You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

Statement of Additional Information; Registration Statement

A Statement of Additional Information ("SAI") dated May 1, 2014 contains other information about the Separate Account and the Policy.  You may obtain a copy by calling our toll-free telephone number, at the left.  Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email.  Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "More Search Options"" then type "333-151913" in the "File Number" field and select "Find Companies"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, DC 20549-0102.  (You may direct questions to the SEC at 202-942-8090.)

Reports to You

We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt.  If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions.  We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur.  You will receive additional periodic reports that the SEC may require.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable Investment Option you wish to select.

IF YOU HAVE QUESTIONS,

wish to request a Statement of Additional Information, or inquire about a Policy, including a personalized illustration (without charge), contact your sales representative, or write or telephone us  at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 82550

Lincoln, Nebraska 68501

or

5900 "O" Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 1-800-745-1112

Fax: 1-402-467-7335

Interfund Transfer Request Fax: 1-402-467-7923

Internet: ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

© 2014 Ameritas Life Insurance Corp.	SEC Registration # 811-04473

Excel Performance VUL	40

Statement of Additional Information: May 1, 2014
to accompany Policy Prospectuses dated May 1, 2014

Variable Life Insurance Policies
offered through
Ameritas Variable Separate Account V

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 82550

Lincoln, Nebraska 68501

Or

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-745-1112

Fax: 1-402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1
SERVICES

UNDERWRITER	2
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3

ASSET ALLOCATION PROGRAM	4

DISTRIBUTION OF MATERIALS	5
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	6
FINANCIAL STATEMENTS

Ameritas ® and the bison design are registered  service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus.  It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus.  The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritas.com or by calling us at 1-800-745-1112.  Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account V is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life").  We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York).  We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887.  We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company.  AHC is wholly owned by AmeritasMutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company.  Ameritas is a diversified family of financial services businesses.  For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com.  Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Services

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account V (the "Registrant").  On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life.  The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc.  All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company.  Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, 2012, or 2013.

Ameritas Variable Separate Account V	SAI: 1	Statement of Additional Information

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP"), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies.  For services AIP performed under this agreement for Ameritas Variable Separate Account V, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2011	2012	2013
Ameritas Investment Partners, Inc.	$12,829	$13,804	$14,803

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

Excel Performance VUL Policies are offered continuously and are distributed by Ameritas Investment Corp. (AIC), 5900 O Street, Lincoln, Nebraska 68510.  Other Policies in Ameritas Variable Separate Account V were also distributed by AIC is a wholly owned subsidiary of ours.  AIC enters into contracts with various broker-dealers (Distributors) to distribute Policies.

YEAR:	2011	2012	2013
Variable life insurance commission the Depositor paid to AIC that was paid to other broker-dealers and representatives (not kept by AIC).	$3,478,777	$3,049,551	$3,145,759
Variable life insurance compensation earned and kept by AIC.	$1,648	$1,391	$872
Fees the Depositor paid to AIC for variable life insurance Principal Underwriter services.	$187,348	$179,650	$251,731

DISTRIBUTION OF THE POLICY

Our underwriter, AIC, enters into contracts with various broker-dealers (Distributors) to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

Distribution Compensation for Currently Sold Products

Excel Performance VUL:  We pay commissions for the sale of the Policies.  If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are:  105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee.  If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee.  The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it.  For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the Policy Year of the increase in specified amount.  Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation.  We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value.  Additional amounts may be paid and expenses may be reimbursed based on various factors.  Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and Policies for compensating sales representatives.

Distribution Compensation for Products No Longer Being Sold

Overture Applause!, Overture Applause! II, and Overture Encore!:  During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of

Ameritas Variable Separate Account V	SAI: 2	Statement of Additional Information

any riders and 4% for premiums paid in excess of the first year target premium.  For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker‑dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Life SPVUL:  During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker‑dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Corporate Benefit VUL:  During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years.  Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

Overture Viva!:  Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years.  Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.

Overture Bravo! :  During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.  For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker‑dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Ovation!:  During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium.  For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid.  Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Protector hVUL:   Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years.  Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

We pay commissions for the sale of the Policies.  Because sales representatives of the Distributor are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York, Acacia Life Insurance Company, and/or The Union Central Life Insurance Company ("Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer.  These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements.  Sales of the Policies may help sales representatives qualify for such benefits.  Sales representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.  In addition, the Distributor's sales representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation.  These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus' CHARGES  section.

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios).  Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.  We reserve the right to change these rules.  The right to waive any charges may be subject to State approval.

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s sex, issue age, risk class, and length of time the Policy has been in force.  The rates will vary depending upon tobacco use and other risk factors.  For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-

Ameritas Variable Separate Account V	SAI: 3	Statement of Additional Information

distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables.  For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction.  The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates.  We may add flat extra ratings to reflect higher mortality risk.  Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis.  The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes.  Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy Year will be shown in the annual report delivered to Policy owners.

Asset Allocation Program

The Service

Ameritas Investment Corp. ("AIC"), a wholly owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor’s willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program").  AIC periodically (typically annually) evaluates and updates the models.  In developing and periodically updating the models, AIC currently relies on the fund-specific model  recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas.  AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models

Development of the Program models is a multi-step process.  First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.  Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations.  Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance.  AIP may also choose passively managed index investment options to optimize returns for a given risk profile.  AIP'S philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles.  When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers.  AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations.  This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates

Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model.  As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected.  This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.  AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

Ameritas Variable Separate Account V	SAI: 4	Statement of Additional Information

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective.  If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model.  If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks

Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility.  Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated.  A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes.  Model performance is dependent upon the performance of the component investment options (and their underlying portfolios).  The timing of your investment and the automatic quarterly rebalancing may affect performance.  Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios.  These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest.  AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models.  In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies.  Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy.  The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours.  CIM and AIP are compensated for administrative, advisory and subadvisory services they provide to Calvert Funds.  Calvert Fund portfolios may or may not be included in the models.  We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.  AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees.  AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions.  AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models.  In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and the impact of the models on insurance reserves.  Neither AIC nor we dictate to AIP  the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed).  AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP.  As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time.  In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios.  We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options.  Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

Ameritas Variable Separate Account V	SAI: 5	Statement of Additional Information

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets.  Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges.  If these fees and charges were deducted, the performance quoted would be lower.  Yields shown are typically annualized yields.  This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation.  See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Past performance is no guarantee of future results.  The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").  S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product.  S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein.  Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.  The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE  68102.

Our financial statements follow this page of this SAI.  They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V	SAI: 6	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account V (the "Account") as of December 31, 2013 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account V as of December 31, 2013, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the  United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 10, 2014

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
1,028,711.211 shares at $23.29 per share (cost $22,784,726)	$23,958,684
Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
17,309.034 shares at $23.20 per share (cost $378,404)	401,570
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
502,156.217 shares at $57.14 per share (cost $18,407,723)	28,693,206
Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
13,086.173 shares at $57.00 per share (cost $463,203)	745,912
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
2,689,376.983 shares at $5.80 per share (cost $15,371,012)	15,598,387
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
115,680.537 shares at $5.77 per share (cost $674,526)	667,477
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
619,438.957 shares at $20.64 per share (cost $11,685,240)	12,785,220
Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
11,675.034 shares at $20.56 per share (cost $210,935)	240,039
Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
763,951.337 shares at $17.24 per share (cost $11,620,346)	13,170,521
Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
11,072.508 shares at $17.13 per share (cost $157,775)	189,672
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
672,633.760 shares at $12.36 per share (cost $8,545,111)	8,313,753
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
903,661.340 shares at $34.35 per share (cost $22,984,367)	31,040,767
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
36,670.868 shares at $34.24 per share (cost $960,031)	1,255,611
Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
133,556.584 shares at $18.30 per share (cost $1,818,053)	2,444,085
Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
6,014.799 shares at $18.19 per share (cost $77,263)	109,409
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
90,089.154 shares at $36.39 per share (cost $2,539,668)	3,278,344
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
4,513.522 shares at $11.20 per share (cost $52,640)	50,551
Fidelity VIP Money Market Portfolio, Initial Class (Money Market) -
12,713,885.350 shares at $1.00 per share (cost $12,713,885)	12,713,885
The Alger Portfolios (Alger):
Alger Balanced Portfolio, Class I-2 (Balanced) -
389,975.358 shares at $13.49 per share (cost $4,865,150)	5,260,768

The accompanying notes are an integral part of these financial statements.

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

The Alger Portfolios (Alger), continued:
Alger Capital Appreciation Portfolio, Class I-2 (Capital App) -
6,733.484 shares at $73.41 per share (cost $400,186)	$494,305
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities) -
358,252.762 shares at $31.88 per share (cost $8,481,996)	11,421,098
MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
247,493.497 shares at $22.07 per share (cost $3,864,849)	5,462,181
MFS Research International Series Portfolio, Initial Class (Research) -
462,075.857 shares at $14.43 per share (cost $5,757,265)	6,667,755
MFS Total Return Series Portfolio, Initial Class (Total Return) -
36,430.473 shares at $23.44 per share (cost $697,892)	853,930
MFS Value Series Portfolio, Initial Class (Value) -
4,612.221 shares at $19.28 per share (cost $70,409)	88,924
MFS Strategic Income Portfolio, Initial Class (Strategic) -
216,177.152 shares at $10.01 per share (cost $2,174,046)	2,163,933
The Universal Institutional Funds, Inc. (Van Kampen):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
1,125,139.673 shares at $14.69 per share (cost $15,780,048)	16,528,302
UIF Global Tactical Asset Allocation Portfolio, Class I (Intl. Magnum) -
191,991.611 shares at $11.06 per share (cost $2,074,917)	2,123,427
UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
361,100.883 shares at $15.74 per share (cost $5,388,761)	5,683,728
Calvert Variable Series, Inc. (Calvert):
Calvert VP Small Cap Growth Portfolio (Small Cap) -
251,488.013 shares at $56.27 per share (cost $9,827,607)	14,151,230
Calvert VP SRI Balanced Portfolio (Balanced) -
389,118.297 shares at $2.038 per share (cost $688,994)	793,023
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
23,385.634 shares at $37.74 per share (cost $696,456)	882,574
Calvert VP SRI Equity Portfolio (Equity) -
25,910.239 shares at $26.28 per share (cost $479,037)	680,921
Calvert VP Income Portfolio (Income) -
203,892.555 shares at $15.84 per share (cost $3,249,681)	3,229,658
American Century Investments (American Century):
American Century VP Income & Growth Fund Portfolio,
Class I (Income & Growth) -
589,428.786 shares at $9.17 per share (cost $3,925,174)	5,405,062
American Century VP Value Fund Portfolio, Class I (Value) -
41,266.247 shares at $8.45 per share (cost $265,045)	348,700

The accompanying notes are an integral part of these financial statements.

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
57,111.270 shares at $18.47 per share (cost $773,343)	$1,054,845
AIM Variable Insurance Funds (AIM):
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
183,898.687 shares at $35.32 per share (cost $5,350,144)	6,495,302
Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
506,732.059 shares at $15.29 per share (cost $6,929,507)	7,747,933
Invesco V.I. Small Cap Equity Fund Portfolio, Series I (Small Cap) -
6,261.716 shares at $25.44 per share (cost $121,094)	159,298
Invesco V.I. Global Core Equity Fund Portfolio, Series I (Global Value) -
369,178.071 shares at $9.06 per share (cost $3,815,766)	3,344,753
Invesco V.I. Mid Cap Growth Fund Portfolio, Series I (Mid Cap Growth) -
268,388.288 shares at $5.35 per share (cost $1,094,815)	1,435,877
Calvert Variable Products, Inc. (Summit):
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
322,182.422 shares at $96.10 per share (cost $21,229,916)	30,961,731
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
162,893.270 shares at $82.34 per share (cost $9,520,854)	13,412,632
Calvert VP Nasdaq 100 Index Portfolio (Nasdaq-100 Index) -
169,030.976 shares at $42.98 per share (cost $4,775,878)	7,264,951
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
118,628.504 shares at $85.97 per share (cost $7,922,592)	10,198,492
Calvert VP Inflation Protected Plus Portfolio (Inflation) -
50,444.405 shares at $56.39 per share (cost $2,904,739)	2,844,560
Calvert VP Natural Resources Portfolio (Natural Resources) -
139,708.572 shares at $50.99 per share (cost $6,931,895)	7,123,740
Calvert VP Investment Grade Bond Index Portfolio (Barclays) -
141,948.926 shares at $53.11 per share (cost $7,708,566)	7,538,907
Calvert VP S&P 500 Index Portfolio (S&P 500) -
369,699.164 shares at $110.62 per share (cost $29,051,012)	40,896,122
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
390,046.705 shares at $96.19 per share (cost $20,374,252)	37,518,593
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
643,883.943 shares at $16.56 per share (cost $11,380,958)	10,662,718
Dreyfus Investment Portfolios (Dreyfus):
Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
89,594.395 shares at $20.83 per share (cost $1,297,493)	1,866,251

The accompanying notes are an integral part of these financial statements.

AMERITAS VARIABLE SEPARATE ACCOUNT V
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
187,581.482 shares at $17.08 per share (cost $2,176,070)	$3,203,892
DWS Global Growth VIP Portfolio, Class A (Thematic)-
27,086.504 shares at $11.13 per share (cost $231,056)	301,473
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Capital Growth) -
803.277 shares at $28.41 per share (cost $17,137)	22,821
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
28,293.122 shares at $16.38 per share (cost $398,314)	463,441
Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
4,543.933 shares at $26.69 per share (cost $90,025)	121,278
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
315,801.650 shares at $18.55 per share (cost $3,401,118)	5,858,121
T. Rowe Price Equity Income Portfolio-II (Equity Income) -
2,289.707 shares at $28.38 per share (cost $47,518)	64,982
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Franklin Income Securities Fund Portfolio, Class 2 (Income) -
4,000.400 shares at $16.07 per share (cost $58,882)	64,286
Ivy Funds Variable Insurance Portfolios (Ivy):
Ivy Funds VIP Science and Technology Portfolio (Science) -
4,863.286 shares at $26.5839 per share (cost $97,957)	129,285
PIMCO Variable Insurance Trust (Pimco):
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
830,190.931 shares at $10.98 per share (cost $9,272,476)	9,115,496
Oppenheimer Variable Account Funds (Oppenheimer):
Oppenheimer Global Fund/VA Portfolio,
Non-Service Shares (Global Securities) -
6,675.365 shares at $40.86 per share (cost $207,820)	272,755
Financial Investors Variable Insurance Trust (ALPS) (Ibbotson):
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
53,233.429 shares at $11.26 per share (cost $576,290)	599,408
Ibbotson Growth ETF Asset Allocation Portfolio, Class II (Growth) -
25,205.530 shares at $10.77 per share (cost $252,943)	271,464
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
23,933.743 shares at $11.33 per share (cost $262,428)	271,169

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$449,183,188

The accompanying notes are an integral part of these financial statements.

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$561,066
Mortality and expense risk charge	(184,173)
Net investment income(loss)	376,893

Realized gain(loss) on investments:
Net realized gain distributions	1,486,930
Net realized gain(loss) on sale of fund shares	85,996
Net realized gain(loss)	1,572,926

Change in unrealized appreciation/depreciation	3,413,720

Net increase(decrease) in net assets resulting
from operations	$5,363,539

	Equity-Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$376,893	$452,735
Net realized gain(loss)	1,572,926	1,022,596
Net change in unrealized appreciation/depreciation	3,413,720	1,534,579
Net increase(decrease) in net assets resulting
from operations	5,363,539	3,009,910

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,313,350	1,399,209
Subaccounts transfers (including fixed account), net	57,373	(218,493)
Transfers for policyowner benefits and terminations	(1,635,984)	(1,515,307)
Policyowner maintenance charges	(1,473,015)	(1,493,465)
Net increase(decrease) from policyowner transactions	(1,738,276)	(1,828,056)

Total increase(decrease) in net assets	3,625,263	1,181,854
Net assets at beginning of period	20,333,421	19,151,567
Net assets at end of period	$23,958,684	$20,333,421

The accompanying notes are an integral part of these financial statements.

Fidelity
EquityIncome
SC		Growth IC		Growth SC

2013		2013		2013

$9,004		$74,077		$1,269
(3,367)		(203,314)		(5,862)
5,637		(129,237)		(4,593)

24,887		17,637		458
1,714		713,708		25,281
26,601		731,345		25,739

55,740		7,201,744		174,695

$87,978		$7,803,852		$195,841

Equity-Income SC		Growth IC		Growth SC

2013	2012	2013	2012	2013	2012

$5,637	$6,648	$(129,237)	$(54,790)	$(4,593)	$(2,235)
26,601	13,324	731,345	316,500	25,739	9,388
55,740	32,434	7,201,744	2,792,721	174,695	61,503

87,978	52,406	7,803,852	3,054,431	195,841	68,656

17,447	18,359	1,552,337	1,679,962	35,088	31,858
(9,858)	(65,794)	(367,715)	(251,547)	(2,319)	(17,189)
(6,436)	(3,094)	(1,733,139)	(1,634,049)	(3,221)	(6,353)
(19,989)	(18,189)	(1,847,477)	(1,928,767)	(40,013)	(35,712)
(18,836)	(68,718)	(2,395,994)	(2,134,401)	(10,465)	(27,396)

69,142	(16,312)	5,407,858	920,030	185,376	41,260
332,428	348,740	23,285,348	22,365,318	560,536	519,276
$401,570	$332,428	$28,693,206	$23,285,348	$745,912	$560,536

	Fidelity
	High Income
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$901,926
Mortality and expense risk charge	(114,569)
Net investment income(loss)	787,357

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	84,696
Net realized gain(loss)	84,696

Change in unrealized appreciation/depreciation	(101,002)

Net increase(decrease) in net assets resulting
from operations	$771,051

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$787,357	$746,980
Net realized gain(loss)	84,696	67,854
Net change in unrealized appreciation/depreciation	(101,002)	882,431
Net increase(decrease) in net assets resulting
from operations	771,051	1,697,265

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,503,418	1,494,368
Subaccounts transfers (including fixed account), net	482,927	1,947,862
Transfers for policyowner benefits and terminations	(1,031,488)	(1,021,695)
Policyowner maintenance charges	(1,063,334)	(1,086,926)
Net increase(decrease) from policyowner transactions	(108,477)	1,333,609

Total increase(decrease) in net assets	662,574	3,030,874
Net assets at beginning of period	14,935,813	11,904,939
Net assets at end of period	$15,598,387	$14,935,813

The accompanying notes are an integral part of these financial statements.

Fidelity
High Income
SC		Overseas IC		Overseas SC

2013		2013		2013

$37,824		$158,761		$2,704
(4,097)		(93,720)		(1,990)
33,727		65,041		714

-		43,521		803
5,953		(56,209)		1,726
5,953		(12,688)		2,529

(13,512)		2,959,781		52,737

$26,168		$3,012,134		$55,980

High Income SC		Overseas IC		Overseas SC

2013	2012	2013	2012	2013	2012

$33,727	$34,711	$65,041	$117,738	$714	$1,667
5,953	2,741	(12,688)	(226,497)	2,529	(1,532)
(13,512)	19,618	2,959,781	1,970,191	52,737	29,360

26,168	57,070	3,012,134	1,861,432	55,980	29,495

25,096	28,241	697,526	758,665	12,970	15,058
(59,082)	261,561	(172,605)	(121,398)	(1,198)	169
(1,488)	(1,942)	(828,828)	(633,085)	(676)	(1,929)
(17,057)	(20,494)	(720,001)	(745,694)	(9,896)	(9,035)
(52,531)	267,366	(1,023,908)	(741,512)	1,200	4,263

(26,363)	324,436	1,988,226	1,119,920	57,180	33,758
693,840	369,404	10,796,994	9,677,074	182,859	149,101
$667,477	$693,840	$12,785,220	$10,796,994	$240,039	$182,859

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Asset Mgr. IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$199,296
Mortality and expense risk charge	(100,290)
Net investment income(loss)	99,006

Realized gain(loss) on investments:
Net realized gain distributions	30,914
Net realized gain(loss) on sale of fund shares	81,637
Net realized gain(loss)	112,551

Change in unrealized appreciation/depreciation	1,553,742

Net increase(decrease) in net assets resulting
from operations	$1,765,299

	Asset Mgr. IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$99,006	$84,887
Net realized gain(loss)	112,551	44,943
Net change in unrealized appreciation/depreciation	1,553,742	1,260,120
Net increase(decrease) in net assets resulting
from operations	1,765,299	1,389,950

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	829,713	878,831
Subaccounts transfers (including fixed account), net	81,614	(240,527)
Transfers for policyowner benefits and terminations	(1,011,105)	(1,086,220)
Policyowner maintenance charges	(995,880)	(1,079,954)
Net increase(decrease) from policyowner transactions	(1,095,658)	(1,527,870)

Total increase(decrease) in net assets	669,641	(137,920)
Net assets at beginning of period	12,500,880	12,638,800
Net assets at end of period	$13,170,521	$12,500,880

The accompanying notes are an integral part of these financial statements.

Fidelity

Assest Mgr. SC		Inv. Bond IC		Contrafund IC

2013		2013		2013

$2,597		$200,901		$304,153
(1,570)		(69,347)		(221,287)
1,027		131,554		82,866

436		103,043		8,099
1,706		19,575		585,191
2,142		122,618		593,290

20,644		(487,520)		6,880,092

$23,813		$(233,348)		$7,556,248

Asset Mgr. SC		Inv. Bond IC		Contrafund IC

2013	2012	2013	2012	2013	2012

$1,027	$890	$131,554	$143,106	$82,866	$153,180
2,142	1,478	122,618	348,045	593,290	52,111
20,644	14,313	(487,520)	9,070	6,880,092	3,317,447

23,813	16,681	(233,348)	500,221	7,556,248	3,522,738

11,090	15,177	669,357	723,505	2,248,163	2,144,698
519	9,435	(450,440)	(93,872)	(854,577)	2,824,262
(9,722)	(11,551)	(588,195)	(872,177)	(2,168,374)	(1,856,850)
(4,382)	(5,133)	(698,843)	(833,292)	(1,985,179)	(1,960,882)
(2,495)	7,928	(1,068,121)	(1,075,836)	(2,759,967)	1,151,228

21,318	24,609	(1,301,469)	(575,615)	4,796,281	4,673,966
168,354	143,745	9,615,222	10,190,837	26,244,486	21,570,520
$189,672	$168,354	$8,313,753	$9,615,222	$31,040,767	$26,244,486

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,149
Mortality and expense risk charge	(10,031)
Net investment income(loss)	1,118

Realized gain(loss) on investments:
Net realized gain distributions	327
Net realized gain(loss) on sale of fund shares	11,524
Net realized gain(loss)	11,851

Change in unrealized appreciation/depreciation	280,168

Net increase(decrease) in net assets resulting
from operations	$293,137

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,118	$3,813
Net realized gain(loss)	11,851	(1,768)
Net change in unrealized appreciation/depreciation	280,168	126,882
Net increase(decrease) in net assets resulting
from operations	293,137	128,927

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	53,004	40,243
Subaccounts transfers (including fixed account), net	(1,287)	53,639
Transfers for policyowner benefits and terminations	(18,816)	(9,217)
Policyowner maintenance charges	(60,160)	(49,703)
Net increase(decrease) from policyowner transactions	(27,259)	34,962

Total increase(decrease) in net assets	265,878	163,889
Net assets at beginning of period	989,733	825,844
Net assets at end of period	$1,255,611	$989,733

The accompanying notes are an integral part of these financial statements.

Fidelity
Asset Mgr.		Asset Mgr.
Gr. IC		Gr. SC		Mid Cap IC

2013		2013		2013

$23,422		$917		$15,020
(18,453)		(889)		(24,428)
4,969		28		(9,408)

6,409		286		389,270
53,204		413		356,500
59,613		699		745,770

384,032		18,444		279,956

$448,614		$19,171		$1,016,318

Asset Mgr. Gr. IC		Asset Mgr. Gr. SC		Mid Cap IC

2013	2012	2013	2012	2013	2012

$4,969	$12,862	$28	$370	$(9,408)	$(764)
59,613	31,428	699	521	745,770	326,118
384,032	253,468	18,444	10,192	279,956	70,181

448,614	297,758	19,171	11,083	1,016,318	395,535

159,079	155,423	2,102	2,377	461,647	527,215
(67,699)	(58,523)	(67)	(18)	(1,105,657)	622,673
(118,156)	(140,631)	-	-	(350,553)	(219,141)
(174,604)	(183,185)	(891)	(804)	(268,235)	(276,796)
(201,380)	(226,916)	1,144	1,555	(1,262,798)	653,951

247,234	70,842	20,315	12,638	(246,480)	1,049,486
2,196,851	2,126,009	89,094	76,456	3,524,824	2,475,338
$2,444,085	$2,196,851	$109,409	$89,094	$3,278,344	$3,524,824

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Strategic IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,077
Mortality and expense risk charge	(292)
Net investment income(loss)	1,785

Realized gain(loss) on investments:
Net realized gain distributions	458
Net realized gain(loss) on sale of fund shares	6
Net realized gain(loss)	464

Change in unrealized appreciation/depreciation	(2,348)

Net increase(decrease) in net assets resulting
from operations	$(99)

	Strategic IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,785	$986
Net realized gain(loss)	464	326
Net change in unrealized appreciation/depreciation	(2,348)	967
Net increase(decrease) in net assets resulting
from operations	(99)	2,279

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,825	19,490
Subaccounts transfers (including fixed account), net	138	1,441
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(5,651)	(5,377)
Net increase(decrease) from policyowner transactions	16,312	15,554

Total increase(decrease) in net assets	16,213	17,833
Net assets at beginning of period	34,338	16,505
Net assets at end of period	$50,551	$34,338

The accompanying notes are an integral part of these financial statements.

Fidelity		Alger

Money Market		Balanced		Capital App

2013		2013		2013

$170		$61,087		$1,590
(13,018)		(40,062)		(2,541)
(12,848)		21,025		(951)

-		-		49,669
-		10,985		3,124
-		10,985		52,793

-		645,096		57,955

$(12,848)		$677,106		$109,797

Money Market		Balanced		Capital App

2013	2012	2013	2012	2013	2012

$(12,848)	$-	$21,025	$29,736	$(951)	$1,015
-	-	10,985	(41,746)	52,793	1,593
-	-	645,096	280,585	57,955	27,506

(12,848)	-	677,106	268,575	109,797	30,114

236,415	-	415,860	436,881	150,482	98,489
13,558,531	-	45,880	(193,535)	12,142	1,928
(845,439)	-	(312,304)	(289,777)	(8,510)	(2,214)
(222,774)	-	(403,119)	(452,735)	(30,336)	(21,934)
12,726,733	-	(253,683)	(499,166)	123,778	76,269

12,713,885	-	423,423	(230,591)	233,575	106,383
-	-	4,837,345	5,067,936	260,730	154,347
$12,713,885	$-	$5,260,768	$4,837,345	$494,305	$260,730

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Utilities

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$261,187
Mortality and expense risk charge	(87,355)
Net investment income(loss)	173,832

Realized gain(loss) on investments:
Net realized gain distributions	208,524
Net realized gain(loss) on sale of fund shares	379,839
Net realized gain(loss)	588,363

Change in unrealized appreciation/depreciation	1,246,636

Net increase(decrease) in net assets resulting
from operations	$2,008,831

	Utilities

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$173,832	$640,604
Net realized gain(loss)	588,363	251,352
Net change in unrealized appreciation/depreciation	1,246,636	385,249
Net increase(decrease) in net assets resulting
from operations	2,008,831	1,277,205

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	634,419	688,945
Subaccounts transfers (including fixed account), net	(181,485)	(62,356)
Transfers for policyowner benefits and terminations	(952,245)	(1,045,199)
Policyowner maintenance charges	(797,770)	(868,976)
Net increase(decrease) from policyowner transactions	(1,297,081)	(1,287,586)

Total increase(decrease) in net assets	711,750	(10,381)
Net assets at beginning of period	10,709,348	10,719,729
Net assets at end of period	$11,421,098	$10,709,348

The accompanying notes are an integral part of these financial statements.

MFS
New
Discovery		Research		Total Return

2013		2013		2013

$-		$120,553		$13,175
(36,323)		(43,381)		(5,161)
(36,323)		77,172		8,014

38,335		-		-
151,074		47,773		10,205
189,409		47,773		10,205

1,425,834		882,251		95,357

$1,578,920		$1,007,196		$113,576

New Discovery		Research		Total Return

2013	2012	2013	2012	2013	2012

$(36,323)	$(30,005)	$77,172	$91,148	$8,014	$10,683
189,409	387,767	47,773	(15,956)	10,205	7,042
1,425,834	329,954	882,251	699,080	95,357	31,838

1,578,920	687,716	1,007,196	774,272	113,576	49,563

261,874	247,748	808,921	722,293	71,451	60,988
215,364	73,783	445,199	784,417	185,675	(1,746)
(322,902)	(175,776)	(736,626)	(286,851)	(5,063)	(15,286)
(288,779)	(275,434)	(450,060)	(391,618)	(40,938)	(33,842)
(134,443)	(129,679)	67,434	828,241	211,125	10,114

1,444,477	558,037	1,074,630	1,602,513	324,701	59,677
4,017,704	3,459,667	5,593,125	3,990,612	529,229	469,552
$5,462,181	$4,017,704	$6,667,755	$5,593,125	$853,930	$529,229

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$660
Mortality and expense risk charge	(369)
Net investment income(loss)	291

Realized gain(loss) on investments:
Net realized gain distributions	171
Net realized gain(loss) on sale of fund shares	368
Net realized gain(loss)	539

Change in unrealized appreciation/depreciation	14,786

Net increase(decrease) in net assets resulting
from operations	$15,616

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$291	$231
Net realized gain(loss)	539	496
Net change in unrealized appreciation/depreciation	14,786	2,729
Net increase(decrease) in net assets resulting
from operations	15,616	3,456

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	35,013	8,389
Subaccounts transfers (including fixed account), net	14,097	220
Transfers for policyowner benefits and terminations	-	(1,480)
Policyowner maintenance charges	(4,223)	(2,040)
Net increase(decrease) from policyowner transactions	44,887	5,089

Total increase(decrease) in net assets	60,503	8,545
Net assets at beginning of period	28,421	19,876
Net assets at end of period	$88,924	$28,421

The accompanying notes are an integral part of these financial statements.

MFS		Van Kampen
		Emerging
Strategic		Markets		Intl. Magnum

2013		2013		2013

$67,935		$194,568		$2,326
(6,389)		(119,454)		(16,227)
61,546		75,114		(13,901)

-		-		-
(1,070)		77,527		(10,739)
(1,070)		77,527		(10,739)

(10,113)		(418,650)		310,172

$50,363		$(266,009)		$285,532

Strategic		Emerging Markets		Intl. Magnum

2013	2012	2013	2012	2013	2012

$61,546	$-	$75,114	$(111,683)	$(13,901)	$24,813
(1,070)	-	77,527	6,486	(10,739)	(30,966)
(10,11)	-	(418,650)	2,717,296	310,172	236,757

50,363	-	(266,009)	2,612,099	285,532	230,604

53,584	-	1,806,686	1,787,062	131,162	143,040
2,153,108	-	1,672,161	135,762	(24,809)	(12,077)
(26,019)	-	(1,381,562)	(903,257)	(110,311)	(86,398)
(67,103)	-	(1,209,025)	(1,223,299)	(126,189)	(131,846)
2,113,570	-	888,260	(203,732)	(130,147)	(87,281)

2,163,933	-	622,251	2,408,367	155,385	143,323
-	-	15,906,051	13,497,684	1,968,042	1,824,719
$2,163,933	$-	$16,528,302	$15,906,051	$2,123,427	$1,968,042

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Van Kampen
	U.S. Real
	Estate

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$66,316
Mortality and expense risk charge	(47,397)
Net investment income(loss)	18,919

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	71,681
Net realized gain(loss)	71,681

Change in unrealized appreciation/depreciation	(374)

Net increase(decrease) in net assets resulting
from operations	$90,226

	U.S. Real Estate

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$18,919	$5,259
Net realized gain(loss)	71,681	12,184
Net change in unrealized appreciation/depreciation	(374)	858,854
Net increase(decrease) in net assets resulting
from operations	90,226	876,297

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	425,331	461,797
Subaccounts transfers (including fixed account), net	(17,725)	(155,701)
Transfers for policyowner benefits and terminations	(494,007)	(621,916)
Policyowner maintenance charges	(453,292)	(540,918)
Net increase(decrease) from policyowner transactions	(539,693)	(856,738)

Total increase(decrease) in net assets	(449,467)	19,559
Net assets at beginning of period	6,133,195	6,113,636
Net assets at end of period	$5,683,728	$6,133,195

The accompanying notes are an integral part of these financial statements.

Calvert

Small Cap		Balanced		Mid Cap

2013		2013		2013

$-		$7,943		$-
(108,874)		(5,520)		(6,389)
(108,874)		2,423		(6,389)

1,144,605		67,007		94,962
470,747		14,184		29,978
1,615,352		81,191		124,940

1,884,673		28,416		95,494

$3,391,151		$112,030		$214,045

Small Cap		Balanced		Mid Cap

2013	2012	2013	2012	2013	2012

$(108,874)	$(101,916)	$2,423	$2,666	$(6,389)	$(6,070)
1,615,352	701,530	81,191	21,992	124,940	111,540
1,884,673	857,677	28,416	40,337	95,494	11,564

3,391,151	1,457,291	112,030	64,995	214,045	117,034

818,227	839,372	78,766	77,675	1,370	1,430
(217,971)	(155,742)	86,134	(15,983)	(21,315)	(17,839)
(921,855)	(817,062)	(90,343)	(67,559)	(36,829)	(27,019)
(898,464)	(943,381)	(63,163)	(68,346)	(56,786)	(58,895)
(1,220,063)	(1,076,813)	11,394	(74,213)	(113,560)	(102,323)

2,171,088	380,478	123,424	(9,218)	100,485	14,711
11,980,142	11,599,664	669,599	678,817	782,089	767,378
$14,151,230	$11,980,142	$793,023	$669,599	$882,574	$782,089

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Equity

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$493
Mortality and expense risk charge	(3,952)
Net investment income(loss)	(3,459)

Realized gain(loss) on investments:
Net realized gain distributions	40,578
Net realized gain(loss) on sale of fund shares	9,097
Net realized gain(loss)	49,675

Change in unrealized appreciation/depreciation	101,231

Net increase(decrease) in net assets resulting
from operations	$147,447

	Equity

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(3,459)	$(2,998)
Net realized gain(loss)	49,675	26,607
Net change in unrealized appreciation/depreciation	101,231	41,983
Net increase(decrease) in net assets resulting
from operations	147,447	65,592

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	47,956	46,562
Subaccounts transfers (including fixed account), net	60,613	(13,560)
Transfers for policyowner benefits and terminations	(13,862)	(28,745)
Policyowner maintenance charges	(36,524)	(35,648)
Net increase(decrease) from policyowner transactions	58,183	(31,391)

Total increase(decrease) in net assets	205,630	34,201
Net assets at beginning of period	475,291	441,090
Net assets at end of period	$680,921	$475,291

The accompanying notes are an integral part of these financial statements.

Calvert		American Century
		Income &
Income		Growth		Value

2013		2013		2013

$99,562		$108,691		$5,140
(24,806)		(36,277)		(2,172)
74,756		72,414		2,968

-		-		-
8,276		156,676		2,810
8,276		156,676		2,810

(148,049)		1,213,867		76,221

$(65,017)		$1,442,957		$81,999

Income		Income & Growth		Value

2013	2012	2013	2012	2013	2012

$74,756	$89,303	$72,414	$56,715	$2,968	$3,012
8,276	18,152	156,676	24,395	2,810	(519)
(148,049)	148,986	1,213,867	441,876	76,221	28,993

(65,017)	256,441	1,442,957	522,986	81,999	31,486

318,081	333,603	375,762	396,133	23,187	26,918
(44,646)	(43,347)	8,116	99,426	(2,441)	(413)
(144,656)	(252,036)	(302,812)	(263,871)	(3,504)	(12,228)
(222,372)	(252,920)	(342,099)	(342,612)	(11,822)	(12,104)
(93,593)	(214,700)	(261,033)	(110,924)	5,420	2,173

(158,610)	41,741	1,181,924	412,062	87,419	33,659
3,388,268	3,346,527	4,223,138	3,811,076	261,281	227,622
$3,229,658	$3,388,268	$5,405,062	$4,223,138	$348,700	$261,281

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Mid Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$11,474
Mortality and expense risk charge	(7,298)
Net investment income(loss)	4,176

Realized gain(loss) on investments:
Net realized gain distributions	13,003
Net realized gain(loss) on sale of fund shares	30,514
Net realized gain(loss)	43,517

Change in unrealized appreciation/depreciation	186,024

Net increase(decrease) in net assets resulting
from operations	$233,717

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,176	$9,354
Net realized gain(loss)	43,517	61,267
Net change in unrealized appreciation/depreciation	186,024	39,677
Net increase(decrease) in net assets resulting
from operations	233,717	110,298

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	95,767	46,642
Subaccounts transfers (including fixed account), net	39,224	(3,946)
Transfers for policyowner benefits and terminations	(35,604)	(37,645)
Policyowner maintenance charges	(69,102)	(67,029)
Net increase(decrease) from policyowner transactions	30,285	(61,978)

Total increase(decrease) in net assets	264,002	48,320
Net assets at beginning of period	790,843	742,523
Net assets at end of period	$1,054,845	$790,843

The accompanying notes are an integral part of these financial statements.

AIM
Intl.
Growth		Global		Small Cap

2013		2013		2013

$75,273		$284,587		$11
(43,515)		(50,304)		(777)
31,758		234,283		(766)

-		-		1,263
76,291		79,347		791
76,291		79,347		2,054

917,722		(223,580)		31,945

$1,025,771		$90,050		$33,233

Intl. Growth		Global		Small Cap

2013	2012	2013	2012	2013	2012

$31,758	$39,810	$234,283	$(5,878)	$(766)	$(355)
76,291	(2,105)	79,347	40,813	2,054	675
917,722	682,264	(223,580)	1,188,475	31,945	5,098

1,025,771	719,969	90,050	1,223,410	33,233	5,418

812,267	839,757	987,404	856,677	43,561	18,158
(149,033)	124,895	1,565,612	858,298	37,405	(9,826)
(387,084)	(355,265)	(444,701)	(354,171)	(39)	(1,374)
(459,281)	(447,495)	(570,301)	(451,637)	(9,598)	(5,085)
(183,131)	161,892	1,538,014	909,167	71,329	1,873

842,640	881,861	1,628,064	2,132,577	104,562	7,291
5,652,662	4,770,801	6,119,869	3,987,292	54,736	47,445
$6,495,302	$5,652,662	$7,747,933	$6,119,869	$159,298	$54,736

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Global Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$59,790
Mortality and expense risk charge	(23,101)
Net investment income(loss)	36,689

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(79,933)
Net realized gain(loss)	(79,933)

Change in unrealized appreciation/depreciation	643,541

Net increase(decrease) in net assets resulting
from operations	$600,297

	Global Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$36,689	$46,913
Net realized gain(loss)	(79,933)	(136,946)
Net change in unrealized appreciation/depreciation	643,541	415,208
Net increase(decrease) in net assets resulting
from operations	600,297	325,175

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	244,786	268,923
Subaccounts transfers (including fixed account), net	75,485	86,755
Transfers for policyowner benefits and terminations	(228,646)	(183,024)
Policyowner maintenance charges	(203,872)	(206,938)
Net increase(decrease) from policyowner transactions	(112,247)	(34,284)

Total increase(decrease) in net assets	488,050	290,891
Net assets at beginning of period	2,856,703	2,565,812
Net assets at end of period	$3,344,753	$2,856,703

The accompanying notes are an integral part of these financial statements.

AIM		Summit
Mid Cap		S&P		Russell
Growth		MidCap		Small Cap

2013		2013		2013

$5,406		$256,784		$90,236
(9,372)		(220,221)		(87,614)
(3,966)		36,563		2,622

-		898,739		467,522
25,127		746,608		420,198
25,127		1,645,347		887,720

357,565		6,050,370		2,849,741

$378,726		$7,732,280		$3,740,083

Mid Cap Growth		S&P MidCap		Russell Small Cap

2013	2012	2013	2012	2013	2012

$(3,966)	$(5,218)	$36,563	$37,905	$2,622	$28,983
25,127	(4,368)	1,645,347	996,689	887,720	599,466
357,565	(16,504)	6,050,370	2,736,298	2,849,741	713,372

378,726	(26,090)	7,732,280	3,770,892	3,740,083	1,341,821

95,665	67,397	2,201,660	2,247,990	1,214,457	1,177,620
69,513	1,097,553	(65,629)	(954,106)	(295,588)	663,337
(64,706)	(52,729)	(2,141,945)	(1,805,283)	(1,015,948)	(626,917)
(77,483)	(51,969)	(1,956,110)	(1,996,952)	(823,149)	(772,848)
22,989	1,060,252	(1,962,024)	(2,508,351)	(920,228)	441,192

401,715	1,034,162	5,770,256	1,262,541	2,819,855	1,783,013
1,034,162	-	25,191,475	23,928,934	10,592,777	8,809,764
$1,435,877	$1,034,162	$30,961,731	$25,191,475	$13,412,632	$10,592,777

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	Nasdaq-100
	Index

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$51,472
Mortality and expense risk charge	(47,757)
Net investment income(loss)	3,715

Realized gain(loss) on investments:
Net realized gain distributions	159,317
Net realized gain(loss) on sale of fund shares	367,012
Net realized gain(loss)	526,329

Change in unrealized appreciation/depreciation	1,446,408

Net increase(decrease) in net assets resulting
from operations	$1,976,452

	Nasdaq-100 Index

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,715	$(4,322)
Net realized gain(loss)	526,329	677,572
Net change in unrealized appreciation/depreciation	1,446,408	291,630
Net increase(decrease) in net assets resulting
from operations	1,976,452	964,880

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	634,485	704,601
Subaccounts transfers (including fixed account), net	(428,683)	(378,108)
Transfers for policyowner benefits and terminations	(632,172)	(406,536)
Policyowner maintenance charges	(450,447)	(513,953)
Net increase(decrease) from policyowner transactions	(876,817)	(593,996)

Total increase(decrease) in net assets	1,099,635	370,884
Net assets at beginning of period	6,165,316	5,794,432
Net assets at end of period	$7,264,951	$6,165,316

The accompanying notes are an integral part of these financial statements.

Summit
				Natural
EAFE Intl.		Inflation		Resources

2013		2013		2013

$225,114		$42,635		$-
(67,906)		(24,552)		(45,267)
157,208		18,083		(45,267)

-		29,396		48,850
153,104		28,157		12,716
153,104		57,553		61,566

1,419,594		(356,512)		29,530

$1,729,906		$(280,876)		$45,829

EAFE Intl.		Inflation		Natural Resources

2013	2012	2013	2012	2013	2012

$157,208	$139,666	$18,083	$29,465	$(45,267)	$(36,023)
153,104	34,362	57,553	67,926	61,566	149,659
1,419,594	1,116,393	(356,512)	127,009	29,530	112,448

1,729,906	1,290,421	(280,876)	224,400	45,829	226,084

1,346,196	1,374,160	335,227	349,300	903,061	809,642
(350,544)	(103,071)	(374,525)	673,214	1,614,748	819,511
(670,526)	(535,470)	(197,349)	(246,623)	(404,900)	(355,989)
(733,746)	(736,591)	(249,699)	(257,071)	(501,596)	(440,542)
(408,620)	(972)	(486,346)	518,820	1,611,313	832,622

1,321,286	1,289,449	(767,222)	743,220	1,657,142	1,058,706
8,877,206	7,587,757	3,611,782	2,868,562	5,466,598	4,407,892
$10,198,492	$8,877,206	$2,844,560	$3,611,782	$7,123,740	$5,466,598

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Barclays

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$180,688
Mortality and expense risk charge	(56,620)
Net investment income(loss)	124,068

Realized gain(loss) on investments:
Net realized gain distributions	10,730
Net realized gain(loss) on sale of fund shares	14,856
Net realized gain(loss)	25,586

Change in unrealized appreciation/depreciation	(431,742)

Net increase(decrease) in net assets resulting
from operations	$(282,088)

	Barclays

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$124,068	$117,233
Net realized gain(loss)	25,586	165,231
Net change in unrealized appreciation/depreciation	(431,742)	(11,451)
Net increase(decrease) in net assets resulting
from operations	(282,088)	271,013

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,012,454	1,250,626
Subaccounts transfers (including fixed account), net	(16,850)	(853,262)
Transfers for policyowner benefits and terminations	(597,795)	(665,938)
Policyowner maintenance charges	(617,576)	(735,288)
Net increase(decrease) from policyowner transactions	(219,767)	(1,003,862)

Total increase(decrease) in net assets	(501,855)	(732,849)
Net assets at beginning of period	8,040,762	8,773,611
Net assets at end of period	$7,538,907	$8,040,762

The accompanying notes are an integral part of these financial statements.

Summit				Third Avenue

S&P 500		Zenith		Value

2013		2013		2013

$698,963		$572,906		$348,206
(257,227)		(270,926)		(77,296)
441,736		301,980		270,910

567,475		-		-
939,330		1,569,079		(148,907)
1,506,805		1,569,079		(148,907)

6,652,853		7,488,180		1,578,845

$8,601,394		$9,359,239		$1,700,848

S&P 500		Zenith		Value

2013	2012	2013	2012	2013	2012

$441,736	$213,108	$301,980	$317,444	$270,910	$11,170)
1,506,805	634,734	1,569,079	719,069	(148,907)	(532,766)
6,652,853	2,127,643	7,488,180	3,429,555	1,578,845	2,632,617

8,601,394	2,975,485	9,359,239	4,466,068	1,700,848	2,111,021

3,058,037	2,563,661	2,971,233	3,098,838	1,010,846	984,998
11,727,904	(1,044,454)	(563,151)	504,087	(10,745)	(398,062)
(1,935,518)	(1,446,488)	(2,681,308)	(2,407,870)	(853,265)	(650,751)
(2,508,999)	(2,000,486)	(2,634,683)	(2,648,213)	(824,016)	(778,078)
10,341,424	(1,927,767)	(2,907,909)	(1,453,158)	(677,180)	(841,893)

18,942,818	1,047,718	6,451,330	3,012,910	1,023,668	1,269,128
21,953,304	20,905,586	31,067,263	28,054,353	9,639,050	8,369,922
$40,896,122	$21,953,304	$37,518,593	$31,067,263	$10,662,718	$9,639,050

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Dreyfus

	MidCap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$21,115
Mortality and expense risk charge	(12,755)
Net investment income(loss)	8,360

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	78,084
Net realized gain(loss)	78,084

Change in unrealized appreciation/depreciation	402,054

Net increase(decrease) in net assets resulting
from operations	$488,498

	MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,360	$(7,693)
Net realized gain(loss)	78,084	7,120
Net change in unrealized appreciation/depreciation	402,054	227,749
Net increase(decrease) in net assets resulting
from operations	488,498	227,176

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	111,799	112,577
Subaccounts transfers (including fixed account), net	37,496	176,999
Transfers for policyowner benefits and terminations	(201,644)	(55,147)
Policyowner maintenance charges	(109,607)	(101,479)
Net increase(decrease) from policyowner transactions	(161,956)	132,950

Total increase(decrease) in net assets	326,542	360,126
Net assets at beginning of period	1,539,709	1,179,583
Net assets at end of period	$1,866,251	$1,539,709

The accompanying notes are an integral part of these financial statements.

Scudder
Small				Capital
Mid Value		Thematic		Growth

2013		2013		2013

$39,455		$3,273		$161
(23,062)		(2,030)		(105)
16,393		1,243		56

-		-		-
263,569		8,428		20
263,569		8,428		20

654,559		41,992		4,488

$934,521		$51,663		$4,564

Small Mid Value		Thematic		Capital Growth

2013	2012	2013	2012	2013	2012

$16,393	$8,453	$1,243	$1,402	$56	$9
263,569	32,802	8,428	1,668	20	7
654,559	321,803	41,992	34,886	4,488	1,024

934,521	363,058	51,663	37,956	4,564	1,040

405,176	439,880	15,603	16,444	5,237	3,812
(827,642)	281,868	37,471	18,995	4,243	160
(207,360)	(201,941)	(31,057)	(10,920)	-	-
(242,697)	(255,176)	(21,706)	(18,149)	(1,516)	(1,166)
(872,523)	264,631	311	6,370	7,964	2,806

61,998	627,689	51,974	44,326	12,528	3,846
3,141,894	2,514,205	249,499	205,173	10,293	6,447
$3,203,892	$3,141,894	$301,473	$249,499	$22,821	$10,293

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Regency

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,888
Mortality and expense risk charge	(3,115)
Net investment income(loss)	2,773

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	17,004
Net realized gain(loss)	17,004

Change in unrealized appreciation/depreciation	89,244

Net increase(decrease) in net assets resulting
from operations	$109,021

	Regency

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,773	$(461)
Net realized gain(loss)	17,004	80,140
Net change in unrealized appreciation/depreciation	89,244	(46,410)
Net increase(decrease) in net assets resulting
from operations	109,021	33,269

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	45,860	24,737
Subaccounts transfers (including fixed account), net	98,164	21,535
Transfers for policyowner benefits and terminations	(21,885)	(18,154)
Policyowner maintenance charges	(29,597)	(31,182)
Net increase(decrease) from policyowner transactions	92,542	(3,064)

Total increase(decrease) in net assets	201,563	30,205
Net assets at beginning of period	261,878	231,673
Net assets at end of period	$463,441	$261,878

The accompanying notes are an integral part of these financial statements.

Neuberger Berman		T. Rowe
				Equity
Guardian		Blue Chip		Income

2013		2013		2013

$856		$-		$679
(638)		(37,412)		(353)
218		(37,412)		326

5,432		-		-
225		303,390		510
5,657		303,390		510

22,764		1,469,759		11,505

$28,639		$1,735,737		$12,341

Guardian		Blue Chip		Equity Income

2013	2012	2013	2012	2013	2012

$218	$(228)	$(37,412)	$(30,543)	$326	$477
5,657	744	303,390	93,676	510	675
22,764	5,460	1,469,759	563,118	11,505	4,429

28,639	5,976	1,735,737	626,251	12,341	5,581

23,557	18,858	659,235	618,459	16,039	10,355
10,790	(3)	(333,110)	268,874	1,949	(3,378)
-	(1,336)	(291,753)	(261,150)	(489)	-
(6,173)	(4,888)	(393,328)	(358,805)	(5,203)	(4,217)
28,174	12,631	(358,956)	267,378	12,296	2,760

56,813	18,607	1,376,781	893,629	24,637	8,341
64,465	45,858	4,481,340	3,587,711	40,345	32,004
$121,278	$64,465	$5,858,121	$4,481,340	$64,982	$40,345

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton

	Income

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,198
Mortality and expense risk charge	(360)
Net investment income(loss)	2,838

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	210
Net realized gain(loss)	210

Change in unrealized appreciation/depreciation	3,320

Net increase(decrease) in net assets resulting
from operations	$6,368

	Income

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,838	$1,968
Net realized gain(loss)	210	119
Net change in unrealized appreciation/depreciation	3,320	1,802
Net increase(decrease) in net assets resulting
from operations	6,368	3,889

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,904	15,219
Subaccounts transfers (including fixed account), net	1,236	293
Transfers for policyowner benefits and terminations	-	(1,376)
Policyowner maintenance charges	(6,209)	(5,082)
Net increase(decrease) from policyowner transactions	15,931	9,054

Total increase(decrease) in net assets	22,299	12,943
Net assets at beginning of period	41,987	29,044
Net assets at end of period	$64,286	$41,987

Ivy		Pimco		Oppenheimer
		Total		Global
Science		Return		Securities

2013		2013		2013

$-		$206,438		$2,819
(508)		(68,969)		(1,463)
(508)		137,469		1,356

4,428		80,155		-
389		19,248		702
4,817		99,403		702

29,206		(489,212)		47,193

$33,515		$(252,340)		$49,251

Science		Total Return		Global Securities

2013	2012	2013	2012	2013	2012

$(508)	$(148)	$137,469	$187,586	$1,356	$1,672
4,817	1,436	99,403	304,945	702	76
29,206	3,199	(489,212)	368,921	47,193	20,598

33,515	4,487	(252,340)	861,452	49,251	22,346

18,019	8,525	1,046,274	1,225,949	78,361	49,959
59,005	2,953	(6,521)	(1,316,000)	11,796	4,258
(160)	-	(724,704)	(797,709)	(1,826)	(1,258)
(7,401)	(3,605)	(680,233)	(803,100)	(16,884)	(11,664)
69,463	7,873	(365,184)	(1,690,860)	71,447	41,295

102,978	12,360	(617,524)	(829,408)	120,698	63,641
26,307	13,947	9,733,020	10,562,428	152,057	88,416
$129,285	$26,307	$9,115,496	$9,733,020	$272,755	$152,057

AMERITAS VARIABLE SEPARATE ACCOUNT V

FOR THE PERIODS ENDED DECEMBER 31

	Ibbotson

	Balanced

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,002
Mortality and expense risk charge	(3,115)
Net investment income(loss)	4,887

Realized gain(loss) on investments:
Net realized gain distributions	3,100
Net realized gain(loss) on sale of fund shares	994
Net realized gain(loss)	4,094

Change in unrealized appreciation/depreciation	29,692

Net increase(decrease) in net assets resulting
from operations	$38,673

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,887	$2,398
Net realized gain(loss)	4,094	13,191
Net change in unrealized appreciation/depreciation	29,692	12,553
Net increase(decrease) in net assets resulting
from operations	38,673	28,142

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	21,170	26,424
Subaccounts transfers (including fixed account), net	305,817	21,182
Transfers for policyowner benefits and terminations	(5,088)	(133,183)
Policyowner maintenance charges	(40,801)	(21,864)
Net increase(decrease) from policyowner transactions	281,098	(107,441)

Total increase(decrease) in net assets	319,771	(79,299)
Net assets at beginning of period	279,637	358,936
Net assets at end of period	$599,408	$279,637

The accompanying notes are an integral part of these financial statements.

Ibbotson

Growth		Income

2013		2013

$-		$3,893
3,026		(2,093)
(1,532)		1,800
1,494

		2,468
330		884
455		3,352
785
		12,656
26,196

$28,475		$17,808

Growth		Income

2013	2012	2013	2012

$1,494	$775	$1,800	$1,980
785	9,216	3,352	7,894
26,196	1,582	12,656	15,751

28,475	11,573	17,808	25,625

22,749	17,650	12,785	16,340
108,374	42,260	(38,848)	(139,921)
(2)	(22)	-	(17,948)
(17,403)	(10,236)	(15,159)	(18,401)
113,718	49,652	(41,222)	(159,930)

142,193	61,225	(23,414)	(134,305)
129,271	68,046	294,583	428,888
$271,464	$129,271	$271,169	$294,583

AMERITAS VARIABLE SEPARATE ACCOUNT V NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2013 AND 2012

1.  ORGANIZATION

Ameritas Variable Separate Account V (the "Account") began operations during 1987 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company.  The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.  The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained.  Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series.  At December 31, 2013, there are sixty-seven subaccounts available within the Account listed as follows:

Fidelity Management & Research	Massachusetts Financial Services
Company (Advisor)	Company
Fidelity (Fund Series short cite)	MFS
*Equity-Income IC (Subaccount short cite)	*Utilities
*Equity-Income SC	*New Discovery
*Growth IC	*Research
*Growth SC	*Total Return
*High Income IC	*Value
*High Income SC	(Commenced April 23, 2009)
*Overseas IC	*Strategic
*Overseas SC	(Commenced August 16, 2013)
*Asset Mgr. IC
*Asset Mgr. SC	Morgan Stanley Investment
*Inv. Bond IC	Management Inc.
*Contrafund IC	Van Kampen
*Contrafund SC	*Emerging Markets
*Asset Mgr. Gr. IC	*Intl. Magnum
*Asset Mgr. Gr. SC	*U.S. Real Estate
*Mid Cap IC
*Strategic IC	Calvert Investment Management, Inc.
*Money Market	(See Note 3)
(Commenced August 23, 2013)	Calvert
*Small Cap
Fred Alger Management, Inc.	*Balanced
Alger	*Mid Cap
*Balanced	*Equity
*Capital App	*Income
(Commenced March 12, 2009)

1.  ORGANIZATION, continued

American Century Investment	The Dreyfus Corporation
Management, Inc.	Dreyfus
American Century	*MidCap
*Income & Growth
*Value	Deutsche Investment Management
*Mid Cap	Americas Inc.
Scudder
Invesco Advisers, Inc.	*Small Mid Value (formerly DWS Dreman
AIM	Small Mid Cap Value VIP Portfolio, Class A)
*Intl. Growth	*Thematic (formerly DWS Global
*Global	Thematic VIP Portfolio, Class A)
(Commenced May 1, 2009)	*Capital Growth
*Small Cap	(Commenced September 14, 2009)
(Commenced April 23, 2009)
*Global Value	Neuberger Berman Management LLC
*Mid Cap Growth (formerly Invesco Van Kampen	Neuberger Berman
VI. Mid Cap Growth Fund Portfolio, Series I)	*Regency
(Commenced April 27, 2012)	*Guardian
(Commenced March 18, 2009)
Calvert Investment Management, Inc.
(See Note 3)	T. Rowe Price Associates, Inc.
Summit	T.Rowe
*S&PMidCap	*Blue Chip
*Russell Small Cap	*Equity Income
*Nasdaq-100 Index	(Commenced March 18, 2009)
*EAFE Intl.
*Inflation	Franklin Advisers, Inc.
*Natural Resources	Franklin Templeton
*Barclays (formerly Calvert VP Barclays	*Income
Capital Aggregate Bond Index Portfolio)	(Commenced March 10, 2009)
(Commenced March 18, 2009)
*S&P 500	Waddell & Reed Investment
*Zenith	Management Company
Ivy
Third Avenue Management LLC	*Science
Third Avenue	(Commenced March 12, 2009)
*Value
Pacific Investment Management
CompanyLLC
Pimco
*Total Return
(Commenced May 1, 2009)

1.  ORGANIZATION, continued

OFI Global Asset Management, Inc.	ALPS Advisors, Inc.
(formerly OppenheimerFunds, Inc.)	Ibbotson
Oppenheimer	*Balanced
*Global Securities (formerly Oppenheimer	(Commenced April 29, 2011)
Global Securities Fund/VA Portfolio,	*Growth
Non-Service Shares)	(Commenced April 29, 2011)
(Commenced February 23, 2009)	*Income
(Commenced April 29, 2011)

Note:      The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends.  The value of the policyowners’ units corresponds to the investment in the underlying subaccounts.  The availability of investment portfolio and subaccount options may vary between products.  Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.  Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements.  It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  Each asset and liability carried at fair value is classified into one of the following categories:

•       Level 1 – Quoted market prices in active markets for identical assets or liabilities.

•       Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.

•       Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios.  As a result, and as required by law, pricing information is provided on an ongoing basis.  Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day.  On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company.  The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code.  Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account.  Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract.  Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee.  These fees are reflected in the daily value of the underlying portfolio share price.  The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2013 and 2012, as follows:

	Investment Advisory Fee	Management/ Administrative Fee
Calvert:
Small Cap	0.00850	0.00050
Balanced	0.00425	0.00275
Mid Cap	0.00650	0.00250
Equity	0.00500	0.00200
Income	0.00400	0.00300
Summit:
S&P MidCap	0.00300	0.00100
Russell Small Cap	0.00350	0.00100
Nasdaq-100 Index	0.00350	0.00100
EAFE Intl.	0.00560	0.00100
Inflation	0.00500	0.00100
Natural Resources	0.00550	0.00100
Barclays	0.00300	0.00100
S&P 500	0.00250	0.00100
Zenith	0.00640	0.00100

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2013 were as follows:

	Purchases	Sales
Fidelity:
Equity-Income IC	$2,518,541	$2,392,994
Equity-Income SC	46,449	34,761
Growth IC	336,832	2,844,426
Growth SC	64,284	78,884
High Income IC	2,607,440	1,928,560
High Income SC	340,607	359,411
Overseas IC	302,542	1,217,887
Overseas SC	128,044	125,326
Asset Mgr. IC	322,990	1,288,727
Asset Mgr. SC	14,056	15,088
Inv. Bond IC	540,667	1,374,192
Contrafund IC	865,368	3,534,371
Contrafund SC	59,539	85,353
Asset Mgr. Gr. IC	101,106	291,108
Asset Mgr. Gr. SC	3,247	1,790
Mid Cap IC	663,242	1,546,177
Strategic IC	20,385	1,830
Money Market	14,049,693	1,335,808

Alger:
Balanced	254,808	487,466
Capital App	186,305	13,809

MFS:
Utilities	726,613	1,641,338
New Discovery	707,841	840,273
Research	932,994	788,389
Total Return	281,337	62,197
Value	47,294	1,946
Strategic	2,244,525	69,409

Van Kampen:
Emerging Markets	2,647,130	1,683,756
Intl. Magnum	106,048	250,096
U.S. Real Estate	361,599	882,373

Calvert:
Small Cap	1,361,934	1,546,267
Balanced	163,842	83,018
Mid Cap	99,506	124,493
Equity	127,840	32,538
Income	302,690	321,526

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
American Century:
Income & Growth	$581,190	$769,809
Value	25,057	16,669
Mid Cap	187,431	139,967

AIM:
Intl. Growth	499,957	651,329
Global	2,219,636	447,339
Small Cap	76,339	4,513
Global Value	233,721	309,280
Mid Cap Growth	185,042	166,019

Summit:
S&P MidCap	1,836,429	2,863,151
Russell Small Cap	1,373,580	1,823,665
Nasdaq-100 Index	698,075	1,411,860
EAFE Intl.	631,051	882,463
Inflation	405,669	844,537
Natural Resources	2,174,554	559,659
Barclays	1,045,747	1,130,716
S&P 500	14,986,429	3,635,793
Zenith	1,254,996	3,860,925

Third Avenue:
Value	769,908	1,176,177

Dreyfus:
MidCap	223,046	376,642

Scudder:
Small Mid Value	294,501	1,150,631
Thematic	56,971	55,416
Capital Growth	8,121	101

Neuberger Berman:
Regency	285,394	190,079
Guardian	34,814	991

T. Rowe:
Blue Chip	509,097	905,465
Equity Income	14,823	2,200

Franklin Templeton:
Income	21,915	3,146

Ivy:
Science	75,792	2,409

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Pimco:
Total Return	$1,085,843	$1,233,404

Oppenheimer:
Global Securities	76,906	4,104

Ibbotson:
Balanced	343,768	54,683
Growth	136,522	20,980
Income	13,412	50,366

5.  FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).  Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets.  This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value.  Included in this category are mortality and expense charges.  During the year ended December 31, 2013, these fees range between .65 percent and 1.20 percent (annualized) of net assets, depending on the product selected.  Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded.  For this separate account, charges made through the redemption of units ranged from $5 to $16 per policy monthly, depending on the product selected.  On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units.  The cost of insurance is determined based upon several variables, including the policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods.  These percentages do not include any expenses assessed through the redemption of units.  As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.	Expenses as a
	Unit			Net Assets	Income	% of Average		Total
	Value ($)		Units	($)	Ratio %	Net Assets		Return %
	Min	Max				Min	Max	Min	Max
Fidelity:
Equity-Income IC
2013	33.17	83.30	482,267	23,958,684	2.47	0.65	1.20	26.62	27.32
2012	26.05	65.79	490,067	20,333,421	3.09	0.65	1.20	15.90	16.55
2011	22.35	56.76	519,049	19,151,567	2.43	0.65	1.20	(0.23)	0.32
2010	22.28	56.89	560,757	21,164,009	1.77	0.65	1.20	13.78	14.41
2009	19.47	50.00	625,396	21,499,874	2.28	0.65	1.20	28.65	29.37

Equity-Income SC
2013	40.62	46.72	8,716	401,570	2.40	0.90	0.90	26.87	26.87
2012	32.02	36.82	9,150	332,428	2.80	0.90	0.90	16.14	16.14
2011	27.57	31.71	11,158	348,740	2.17	0.90	0.90	(0.04)	(0.04)
2010	27.58	31.72	13,757	430,882	1.75	0.90	0.90	14.06	14.06
2009	24.18	27.81	13,971	383,297	2.17	0.90	0.90	28.87	28.87

Growth IC
2013	57.06	93.80	394,495	28,693,206	0.29	0.65	1.20	34.71	35.46
2012	42.12	69.63	411,173	23,285,348	0.59	0.65	1.20	13.31	13.94
2011	36.97	61.45	427,356	22,365,318	0.36	0.65	1.20	(0.99)	(0.44)
2010	37.13	62.06	465,808	25,062,223	0.27	0.65	1.20	22.69	23.37
2009	30.10	50.58	501,616	22,807,628	0.44	0.65	1.20	26.76	27.46

Growth SC
2013	54.38	63.36	12,101	745,912	0.19	0.90	0.90	34.99	34.99
2012	40.28	46.94	12,281	560,536	0.50	0.90	0.90	13.52	13.52
2011	35.49	41.35	12,918	519,276	0.26	0.90	0.90	(0.75)	(0.75)
2010	35.76	41.66	15,705	638,081	0.18	0.90	0.90	22.95	22.95
2009	29.08	33.89	17,524	580,450	0.34	0.90	0.90	27.00	27.00

High Income IC
2013	9.68	47.61	1,113,944	15,598,387	6.02	0.65	1.20	4.68	5.26
2012	9.19	45.48	1,052,709	14,935,813	6.18	0.65	1.20	12.86	13.49
2011	8.10	40.30	932,959	11,904,939	7.63	0.65	1.20	2.79	3.36
2010	7.84	39.20	510,840	8,389,120	7.02	0.65	1.20	12.47	13.09
2009	6.93	34.86	738,620	9,998,757	8.41	0.65	1.20	42.24	43.03

High Income SC
2013	14.74	17.61	37,898	667,477	8.32	0.90	0.90	4.67	4.93
2012	14.09	16.79	41,336	693,840	7.80	0.90	0.90	13.03	13.17
2011	12.46	14.83	24,908	369,404	7.52	0.90	0.90	2.95	3.00
2010	12.11	14.40	18,883	271,648	5.97	0.90	0.90	12.77	12.78
2009	10.73	12.77	32,504	414,126	10.14	0.90	0.90	42.49	42.49

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2013	25.97	39.61	369,213	12,785,220	1.37	0.65	1.20	28.88	29.59
2012	20.04	30.73	390,045	10,796,994	1.97	0.65	1.20	19.29	19.96
2011	16.71	25.76	409,685	9,677,074	1.37	0.65	1.20	(18.15)	(17.70)
2010	20.30	31.47	438,107	12,785,769	1.39	0.65	1.20	11.77	12.38
2009	18.06	28.16	483,242	12,670,513	2.14	0.65	1.20	25.02	25.71

Overseas SC
2013	27.46	34.10	7,765	240,039	1.22	0.90	0.90	29.21	29.21
2012	21.25	26.39	7,635	182,859	1.89	0.90	0.90	19.46	19.46
2011	17.79	22.09	7,390	149,101	1.06	0.90	0.90	(17.97)	(17.97)
2010	21.68	26.93	8,558	213,395	1.25	0.90	0.90	11.98	11.98
2009	19.36	24.05	9,113	203,037	1.98	0.90	0.90	25.31	25.31

Asset Mgr. IC
2013	21.80	45.29	447,250	13,170,521	1.56	0.65	1.20	14.33	14.96
2012	18.96	39.61	418,871	12,500,880	1.50	0.65	1.20	11.13	11.75
2011	16.97	35.64	410,759	12,638,800	1.91	0.65	1.20	(3.72)	(3.19)
2010	17.53	37.02	425,084	14,726,282	1.65	0.65	1.20	12.90	13.53
2009	15.44	32.79	462,310	14,953,537	2.37	0.65	1.20	27.57	28.28

Asset Mgr. SC
2013	24.87	29.00	6,939	189,672	1.48	0.90	0.90	14.50	14.50
2012	21.72	25.33	7,024	168,354	1.47	0.90	0.90	11.42	11.42
2011	19.49	22.73	6,644	143,745	1.80	0.90	0.90	(3.56)	(3.56)
2010	20.21	23.57	6,433	144,628	1.61	0.90	0.90	13.12	13.12
2009	17.87	20.84	6,766	134,631	2.36	0.90	0.90	27.79	27.79

Inv. Bond IC
2013	16.49	31.39	373,532	8,313,753	2.27	0.65	1.20	(2.95)	(2.41)
2012	16.90	32.34	404,865	9,615,222	2.23	0.65	1.20	4.63	5.21
2011	16.06	30.91	438,893	10,190,837	3.08	0.65	1.20	6.06	6.64
2010	15.06	29.15	496,471	10,906,996	3.45	0.65	1.20	6.52	7.11
2009	14.06	27.36	550,311	11,576,619	8.96	0.65	1.20	14.34	14.97

Contrafund IC
2013	47.81	61.85	547,343	31,040,767	1.06	0.65	1.20	29.72	30.44
2012	36.65	47.68	588,487	26,244,486	1.41	0.65	1.20	15.02	15.66
2011	31.69	41.45	536,506	21,570,520	0.97	0.65	1.20	(3.69)	(3.15)
2010	32.72	43.04	595,371	24,880,091	1.21	0.65	1.20	15.82	16.46
2009	28.10	37.16	677,134	24,487,895	1.39	0.65	1.20	34.09	34.83

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Fidelity, continued:
Contrafund SC
2013	49.70	58.33	21,714	1,255,611	1.00	0.90	0.90	29.97	29.97
2012	38.24	44.88	22,241	989,733	1.31	0.90	0.90	15.26	15.26
2011	33.17	38.93	21,433	825,844	0.87	0.90	0.90	(3.51)	(3.50)
2010	34.38	40.35	23,694	946,596	1.06	0.90	0.90	16.06	16.06
2009	29.62	34.76	27,417	941,114	1.31	0.90	0.90	34.45	34.45

Asset Mgr. Gr. IC
2013	19.08	29.12	86,848	2,444,085	1.02	0.65	1.20	20.95	21.62
2012	15.69	24.07	92,137	2,196,851	1.40	0.65	1.20	14.07	14.70
2011	13.68	21.10	102,733	2,126,009	1.55	0.65	1.20	(7.29)	(6.78)
2010	14.67	22.76	119,420	2,684,869	1.19	0.65	1.20	14.96	19.69
2009	19.80	20.45	124,233	2,472,366	1.57	0.70	1.20	31.32	31.98

Asset Mgr. Gr. SC
2013	24.77	24.77	4,417	109,409	0.92	0.90	0.90	21.24	21.24
2012	20.43	20.43	4,361	89,094	1.34	0.90	0.90	14.30	14.30
2011	17.87	17.87	4,278	76,456	1.55	0.90	0.90	(7.10)	(7.10)
2010	19.24	19.24	4,201	80,830	1.13	0.90	0.90	15.14	15.14
2009	16.71	16.71	4,112	68,706	1.47	0.90	0.90	31.60	31.60

Mid Cap IC
2013	44.57	45.14	71,507	3,278,344	0.44	0.65	0.90	35.01	35.35
2012	33.01	33.35	104,223	3,524,824	0.71	0.65	0.90	13.80	14.09
2011	29.01	29.23	83,047	2,475,338	0.23	0.65	0.90	(11.39)	(11.19)
2010	32.74	32.92	108,659	3,625,833	0.38	0.65	0.90	27.65	28.00
2009	25.65	25.72	112,107	2,932,753	1.08	0.65	0.90	26.93	29.39

Strategic IC
2013	15.16	15.16	3,335	50,551	4.95	0.70	0.70	(0.41)	(0.41)
2012	15.22	15.22	2,256	34,338	4.60	0.70	0.70	9.73	9.73
2011	13.87	13.87	1,190	16,505	6.86	0.70	0.70	3.94	3.94
2010	13.34	13.34	472	6,295	6.62	0.70	0.70	8.87	8.87
2009	12.26	12.26	199	2,433	5.76	0.70	0.70	28.30	28.30

Money Market
2013	1.00	1.00	12,738,197	12,713,885	-	0.65	1.20	(0.15)	(0.15)
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Alger:
Balanced
2013	13.91	39.89	207,208	5,260,768	1.22	0.65	1.20	13.90	14.53
2012	12.15	35.02	208,866	4,837,345	1.39	0.65	1.20	4.96	5.54
2011	11.51	33.37	224,982	5,067,936	2.80	0.65	1.20	(1.16)	(0.62)
2010	11.58	33.76	264,924	6,189,209	2.51	0.65	1.20	6.56	9.02
2009	19.59	30.97	271,595	5,747,323	3.23	0.70	1.20	27.71	28.35

Capital App
2013	80.60	80.60	6,133	494,305	0.44	0.70	0.70	34.25	34.25
2012	60.04	60.04	4,343	260,730	1.16	0.70	0.70	17.47	17.47
2011	51.11	51.11	3,020	154,347	0.10	0.70	0.70	(0.99)	(0.99)
2010	51.62	51.62	1,737	89,650	0.35	0.70	0.70	13.23	13.23
2009	45.59	45.59	605	27,583	-	0.70	1.20	61.64	61.64

MFS:
Utilities
2013	39.90	73.48	177,456	11,421,098	2.31	0.65	1.20	19.08	19.74
2012	33.33	61.71	193,085	10,709,348	6.76	0.65	1.20	12.12	12.75
2011	29.56	55.03	215,061	10,719,729	3.21	0.65	1.20	5.51	6.10
2010	27.86	52.16	235,302	11,175,833	3.27	0.65	1.20	12.45	15.42
2009	24.14	46.38	267,335	11,386,305	4.96	0.65	1.20	31.63	32.36

New Discovery
2013	27.48	34.17	156,405	5,462,181	-	0.65	1.20	39.83	40.61
2012	19.54	24.44	159,054	4,017,704	-	0.65	1.20	19.77	20.44
2011	16.22	20.40	163,857	3,459,667	-	0.65	1.20	(11.34)	(10.85)
2010	18.20	23.01	183,980	4,365,212	-	0.65	1.20	29.99	34.71
2009	17.08	17.96	189,003	3,319,028	-	0.70	1.20	61.24	62.05

Research
2013	15.15	15.39	435,160	6,667,755	2.00	0.65	0.90	17.88	18.18
2012	12.85	13.02	431,252	5,593,125	2.61	0.65	0.90	15.65	15.94
2011	11.11	11.23	356,579	3,990,612	1.43	0.65	0.90	(11.62)	(11.45)
2010	12.58	12.69	563,194	7,122,407	1.81	0.65	0.90	9.75	10.09
2009	11.46	11.52	691,465	7,947,547	1.87	0.65	0.90	29.68	30.01

Total Return
2013	24.29	25.80	33,310	853,930	1.88	0.65	0.90	17.98	18.28
2012	20.54	21.87	24,190	529,229	2.83	0.65	0.90	9.31	10.25
2011	19.83	19.88	23,644	469,552	2.61	0.70	0.90	0.86	1.07
2010	19.66	19.67	21,292	418,541	2.91	0.70	0.90	8.95	9.17
2009	17.99	18.02	12,161	219,150	1.82	0.70	0.90	16.97	17.21

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
MFS, continued:
Value
2013	20.31	20.31	4,378	88,924	1.24	0.70	0.70	34.94	34.94
2012	15.05	15.05	1,888	28,421	1.62	0.70	0.70	15.45	15.45
2011	13.04	13.04	1,525	19,876	1.54	0.70	0.70	(0.99)	(0.99)
2010	13.17	13.17	916	12,065	0.94	0.70	0.70	10.76	10.76
2009	11.89	11.89	211	2,508	-	0.70	0.70	28.91	28.91

Strategic
2013	10.29	10.31	209,914	2,163,933	3.15	0.65	1.20	2.21	2.42
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

Van Kampen:
Emerging Markets
2013	19.85	24.93	748,465	16,528,302	1.20	0.65	1.20	(2.21)	(1.66)
2012	20.19	25.49	686,662	15,906,051	-	0.65	1.20	18.51	19.17
2011	16.94	21.51	677,987	13,497,684	0.43	0.65	1.20	(19.19)	(18.75)
2010	20.85	26.62	553,005	14,237,248	0.62	0.65	1.20	17.61	18.26
2009	17.63	22.63	601,633	13,346,622	-	0.65	1.20	67.82	68.75

Intl. Magnum
2013	11.22	16.55	124,918	2,123,427	0.11	0.65	1.20	14.56	15.20
2012	9.74	14.45	131,201	1,968,042	2.10	0.65	1.20	12.48	13.10
2011	8.61	12.84	136,801	1,824,719	1.29	0.65	1.20	(4.83)	(4.28)
2010	9.00	13.50	167,164	2,345,699	2.91	0.65	1.20	4.42	18.89
2009	12.92	13.80	186,730	2,500,290	2.98	0.70	1.20	30.95	31.61

U.S. Real Estate
2013	27.57	39.04	146,514	5,683,728	1.08	0.65	1.20	0.84	1.39
2012	27.19	38.71	158,565	6,133,195	0.87	0.65	1.20	14.45	15.08
2011	23.63	33.83	181,408	6,113,636	0.83	0.65	1.20	4.66	5.24
2010	22.45	32.32	198,704	6,383,917	2.16	0.65	1.20	28.41	29.12
2009	17.39	25.17	219,257	5,494,835	3.20	0.65	1.20	26.82	27.53

Calvert:
Small Cap
2013	61.28	74.31	198,206	14,151,230	-	0.65	1.20	29.18	29.89
2012	47.18	57.53	211,072	11,980,142	-	0.65	1.20	12.66	13.29
2011	41.64	51.06	229,272	11,599,664	-	0.65	1.20	(3.18)	(2.65)
2010	42.78	52.74	256,104	13,371,527	-	0.65	1.20	35.83	36.58
2009	31.32	38.83	336,859	12,649,857	0.07	0.65	1.20	33.17	33.90

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Calvert, continued:
Balanced
2013	2.25	2.82	262,184	793,023	1.12	0.65	1.20	16.60	17.24
2012	1.92	2.42	258,798	669,599	1.17	0.65	1.20	4.41	9.19
2011	2.22	2.44	286,702	678,817	1.28	0.70	1.20	3.32	3.82
2010	2.15	2.35	313,165	715,294	1.38	0.70	1.20	10.76	11.32
2009	1.94	2.11	398,723	819,817	2.18	0.70	1.20	23.80	24.42

Mid Cap
2013	50.22	51.73	16,689	882,574	-	0.65	1.20	28.35	29.06
2012	38.91	40.30	19,043	782,089	-	0.65	1.20	15.35	16.01
2011	33.54	34.94	21,646	767,378	-	0.65	1.20	1.11	1.18
2010	34.55	36.43	27,305	954,386	-	0.70	1.20	29.91	30.56
2009	26.60	27.90	32,772	878,884	-	0.70	1.20	30.44	31.10

Equity
2013	28.47	29.27	22,788	680,921	0.09	0.65	0.90	29.88	30.21
2012	21.87	22.54	20,694	475,291	0.10	0.65	0.90	14.91	15.22
2011	18.98	19.62	22,101	441,090	-	0.65	0.90	(9.41)	(2.23)
2010	20.06	20.44	34,172	695,829	0.06	0.70	0.90	16.21	16.45
2009	17.26	17.55	23,957	419,402	0.41	0.70	0.90	33.06	33.33

Income
2013	20.69	25.19	127,662	3,229,658	3.00	0.65	0.90	(2.12)	(1.87)
2012	21.09	25.74	130,927	3,388,268	3.39	0.65	0.90	7.70	7.97
2011	19.53	23.90	138,580	3,346,527	3.89	0.65	0.90	2.99	3.24
2010	18.92	23.21	155,960	3,658,957	4.30	0.65	0.90	6.90	7.17
2009	17.65	21.71	170,649	3,738,359	4.40	0.65	0.90	19.70	20.01

American Century:
Income & Growth
2013	10.11	11.79	453,846	5,405,062	2.22	0.65	0.90	34.60	34.94
2012	7.49	8.76	473,706	4,223,138	2.11	0.65	0.90	13.71	14.00
2011	6.57	7.70	486,229	3,811,076	1.56	0.65	0.90	2.19	2.45
2010	6.41	7.54	528,085	4,046,446	1.52	0.65	0.90	13.12	13.41
2009	5.65	6.66	594,688	4,022,686	4.75	0.65	0.90	17.04	17.33

Value
2013	14.84	14.84	23,494	348,700	1.65	0.70	0.70	30.81	30.81
2012	11.35	11.35	23,028	261,281	1.92	0.70	0.70	13.77	13.77
2011	9.97	9.97	22,824	227,622	2.03	0.70	0.70	0.31	0.31
2010	9.94	9.94	21,565	214,387	2.13	0.70	0.70	12.63	12.63
2009	8.83	8.83	27,747	244,904	5.54	0.70	0.70	19.03	19.03

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
American Century, continued:
Mid Cap
2013	20.84	21.72	48,852	1,054,845	1.22	0.65	0.90	28.95	29.27
2012	16.12	16.84	47,182	790,843	2.01	0.65	0.90	15.28	15.57
2011	13.95	14.61	50,931	742,523	1.34	0.65	0.90	(1.58)	(0.91)
2010	14.14	14.85	53,674	794,675	2.47	0.65	0.90	4.04	18.19
2009	12.56	12.59	13,843	173,876	3.25	0.70	0.90	28.78	29.04

AIM:
Intl. Growth
2013	36.12	37.39	173,381	6,495,302	1.24	0.65	0.90	17.95	18.24
2012	30.55	31.70	178,078	5,652,662	1.49	0.65	0.90	14.49	14.78
2011	26.61	27.69	172,176	4,770,801	0.35	0.65	0.90	(7.13)	(6.66)
2010	28.69	29.82	20,689	619,477	2.38	0.65	0.90	2.67	11.21
2009	26.81	26.89	18,683	500,999	2.55	0.70	0.90	34.03	34.30

Global
2013	16.83	17.04	456,710	7,747,933	4.05	0.65	0.90	1.79	2.05
2012	16.53	16.70	367,911	6,119,869	0.61	0.65	0.90	26.97	27.29
2011	13.02	13.12	304,923	3,987,292	5.24	0.65	0.90	(7.32)	(7.11)
2010	14.05	14.12	118,803	1,673,479	3.41	0.65	0.90	16.43	16.75
2009	12.07	12.10	231,651	2,797,895	-	0.65	0.90	35.02	41.97

Small Cap
2013	24.84	24.84	6,412	159,298	0.01	0.70	0.70	36.51	36.51
2012	18.20	18.20	3,008	54,736	-	0.70	0.70	13.10	13.10
2011	16.09	16.09	2,948	47,445	-	0.70	0.70	(1.42)	(1.42)
2010	16.32	16.32	1,157	18,883	-	0.70	0.70	27.65	27.65
2009	12.79	12.79	294	3,755	0.25	0.70	0.70	28.45	28.45

Global Value
2013	9.72	19.16	181,721	3,344,753	1.95	0.65	1.20	21.04	21.71
2012	7.99	15.83	184,419	2,856,703	2.52	0.65	1.20	12.38	13.01
2011	7.07	14.08	185,540	2,565,812	3.32	0.65	1.20	(11.95)	(11.46)
2010	7.98	15.99	214,054	3,416,619	1.90	0.65	1.20	9.63	10.24
2009	7.24	14.59	250,928	3,665,302	7.33	0.65	1.20	(0.96)	14.61

Mid Cap Growth
2013	5.29	5.31	270,665	1,435,877	0.44	0.65	0.90	35.79	36.13
2012	3.90	3.90	265,091	1,034,162	-	0.65	0.90	(2.32)	(2.15)
2011	-	-	-	-	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Summit:
S&P MidCap
2013	100.37	102.31	1,061,378	30,961,731	0.91	0.65	1.20	31.24	31.97
2012	76.48	77.53	1,177,934	25,191,475	0.94	0.65	1.20	15.90	16.54
2011	65.99	66.52	1,322,535	23,928,934	0.70	0.65	1.20	(3.40)	(2.87)
2010	68.31	68.49	1,184,174	21,930,544	1.04	0.65	1.20	10.09	26.15
2009	13.06	16.67	265,466	3,850,437	0.92	0.70	0.90	35.16	35.43

Russell Small Cap
2013	22.31	94.70	507,170	13,412,632	0.75	0.65	0.90	36.66	37.00
2012	16.33	69.13	570,484	10,592,777	1.04	0.65	0.90	14.46	14.75
2011	14.27	60.24	561,227	8,809,764	0.47	0.65	0.90	(5.63)	(5.50)
2010	15.12	63.75	708,829	11,545,370	0.75	0.65	0.90	24.92	25.23
2009	12.10	50.90	216,453	2,767,113	0.62	0.65	0.90	1.48	25.07

Nasdaq-100 Index
2013	9.16	48.83	676,979	7,264,951	0.79	0.65	0.90	34.83	35.17
2012	6.80	36.12	801,007	6,165,316	0.67	0.65	0.90	16.56	16.85
2011	5.83	30.91	897,244	5,794,432	0.26	0.65	0.90	2.13	2.35
2010	5.71	30.20	1,026,354	6,336,026	0.26	0.65	0.90	18.50	18.86
2009	4.82	25.41	488,549	2,425,777	0.09	0.65	0.90	51.70	52.13

EAFE Intl.
2013	89.50	91.25	107,754	10,198,492	2.38	0.65	1.20	19.44	19.96
2012	74.93	76.06	112,357	8,877,206	2.42	0.65	1.20	15.83	16.56
2011	64.69	65.26	111,872	7,587,757	2.23	0.65	1.20	(13.78)	(13.28)
2010	75.03	75.25	126,907	9,922,445	2.03	0.65	1.20	7.40	7.61
2009	73.33	73.82	11,027	847,969	2.40	0.70	0.90	26.73	26.96

Inflation
2013	61.21	61.89	46,170	2,844,560	1.30	0.65	0.90	(8.25)	(8.01)
2012	66.71	67.28	53,884	3,611,782	1.61	0.65	0.90	6.76	7.03
2011	62.49	62.86	45,728	2,868,562	2.00	0.65	0.90	9.67	9.68
2010	56.98	57.31	34,355	1,966,966	1.68	0.65	0.90	5.13	5.68
2009	54.20	54.23	48,666	2,642,437	0.42	0.65	0.90	6.66	7.06

Natural Resources
2013	50.60	51.50	139,250	7,123,740	-	0.65	0.90	(0.18)	0.07
2012	50.69	51.46	106,887	5,466,598	0.02	0.65	0.90	3.95	4.22
2011	48.76	49.38	89,789	4,407,892	0.34	0.65	0.90	(10.74)	(10.71)
2010	54.63	55.30	71,727	3,943,526	0.46	0.65	0.90	15.93	16.46
2009	47.12	47.49	27,184	1,283,830	0.35	0.65	0.90	29.90	39.05

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Summit, continued:
Barclays
2013	57.21	57.64	129,952	7,538,907	2.31	0.65	0.90	(3.67)	(3.43)
2012	59.39	59.69	133,863	8,040,762	2.11	0.65	0.90	2.89	3.15
2011	57.72	57.86	150,806	8,773,611	2.75	0.65	0.90	7.49	7.69
2010	53.70	53.73	96,883	5,232,539	3.84	0.65	0.90	3.29	3.35
2009	53.27	53.27	10	526	8.74	0.70	0.70	3.55	3.55

S&P 500
2013	125.38	128.91	319,315	40,896,122	2.09	0.65	1.20	30.30	31.02
2012	96.22	98.39	224,311	21,953,304	1.74	0.65	1.20	14.16	14.80
2011	84.29	85.71	244,941	20,905,586	1.68	0.65	1.20	0.52	1.07
2010	83.85	84.80	207,461	17,543,827	1.46	0.65	1.20	13.32	13.95
2009	73.99	74.41	234,589	17,432,975	2.01	0.65	1.20	24.60	25.28

Zenith
2013	99.96	102.79	367,259	37,518,593	1.65	0.65	1.20	30.79	31.52
2012	76.43	78.16	399,590	31,067,263	1.86	0.65	1.20	15.65	16.29
2011	66.09	67.21	419,130	28,054,353	1.98	0.65	1.20	(2.85)	(2.32)
2010	68.03	68.80	518,288	35,558,975	1.47	0.65	1.20	10.27	10.88
2009	61.69	62.05	611,977	37,920,217	2.09	0.65	1.20	23.91	24.59

Third Avenue:
Value
2013	27.72	33.12	322,418	10,662,718	3.37	0.65	0.90	17.90	18.20
2012	23.45	28.09	341,330	9,639,050	0.88	0.65	0.90	26.19	26.51
2011	18.54	22.26	373,847	8,369,922	1.73	0.65	0.90	(21.86)	(21.82)
2010	23.71	28.49	421,854	12,108,301	3.57	0.65	0.90	12.85	13.33
2009	20.92	25.24	548,329	13,910,942	-	0.65	0.90	44.05	44.41

Dreyfus:
MidCap
2013	20.81	32.07	58,214	1,866,251	1.24	0.65	0.90	33.49	33.83
2012	15.55	24.02	63,488	1,539,709	0.21	0.65	0.90	18.27	18.57
2011	13.11	20.31	57,440	1,179,583	0.38	0.65	0.90	(8.05)	(0.70)
2010	20.46	20.80	63,533	1,316,364	0.91	0.70	0.90	25.81	26.06
2009	16.26	16.50	60,291	991,739	0.93	0.70	0.90	34.12	34.39

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Scudder:
Small Mid Value
2013	17.38	17.67	182,435	3,203,892	1.25	0.65	0.90	34.03	34.37
2012	12.97	13.15	240,198	3,141,894	1.03	0.65	0.90	12.74	13.03
2011	11.50	11.63	217,188	2,514,205	0.81	0.65	0.90	(6.90)	(6.69)
2010	12.36	12.47	125,316	1,554,917	1.91	0.65	0.90	21.94	22.27
2009	10.13	10.20	285,642	2,902,614	1.54	0.65	0.90	28.54	28.89

Thematic
2013	11.24	11.28	26,638	301,473	1.22	0.65	0.90	20.98	21.29
2012	9.29	9.30	26,711	249,499	1.38	0.65	0.90	17.53	17.83
2011	7.90	7.91	25,865	205,173	0.63	0.65	0.90	(20.90)	(15.15)
2010	9.31	9.32	28,785	268,915	1.04	0.65	0.90	12.64	16.66
2009	8.27	8.30	27,665	229,002	0.59	0.70	0.90	42.53	42.82

Capital Growth
2013	28.91	28.91	789	22,821	1.07	0.70	0.70	33.71	33.71
2012	21.62	21.62	476	10,293	0.81	0.70	0.70	15.24	15.24
2011	18.76	18.76	344	6,447	0.69	0.70	0.70	(5.13)	(5.13)
2010	19.78	19.78	199	3,941	0.74	0.70	0.70	15.90	15.90
2009	17.07	17.07	57	978	-	0.70	0.70	8.16	8.16

Neuberger Berman:
Regency
2013	22.35	22.56	20,527	463,441	1.54	0.65	0.90	35.82	36.16
2012	16.41	16.61	15,768	261,878	0.64	0.65	0.90	14.49	14.86
2011	14.26	14.51	15,965	231,673	0.07	0.65	0.90	(15.46)	(7.27)
2010	15.38	15.65	356,357	5,643,493	1.30	0.65	0.90	24.97	27.62
2009	12.52	12.75	6,413	80,666	3.01	0.70	0.90	45.54	49.40

Guardian
2013	28.18	28.18	4,304	121,278	0.93	0.70	0.70	37.85	37.85
2012	20.44	20.44	3,154	64,465	0.30	0.70	0.70	11.94	11.94
2011	18.26	18.26	2,512	45,858	0.52	0.70	0.70	(3.61)	(3.61)
2010	18.94	18.94	1,982	37,550	0.50	0.70	0.70	18.19	18.19
2009	16.03	16.03	565	9,057	1.72	0.70	0.70	38.31	38.31

T. Rowe:
Blue Chip
2013	17.65	17.93	328,403	5,858,121	-	0.65	0.90	39.59	39.94
2012	12.64	12.81	351,258	4,481,340	-	0.65	0.90	16.84	17.14
2011	10.82	10.94	329,267	3,587,711	-	0.65	0.90	0.69	0.71
2010	10.75	10.86	494,715	5,355,130	-	0.65	0.90	14.68	15.25
2009	9.37	9.42	1,110,899	10,442,628	-	0.65	0.90	40.52	40.88

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
T. Rowe, continued:
Equity Income
2013	29.96	29.96	2,169	64,982	1.34	0.70	0.70	28.51	28.51
2012	23.32	23.32	1,730	40,345	1.94	0.70	0.70	16.11	16.11
2011	20.08	20.08	1,594	32,004	1.78	0.70	0.70	(1.71)	(1.71)
2010	20.43	20.43	759	15,503	1.85	0.70	0.70	13.94	13.94
2009	17.93	17.93	198	3,547	1.37	0.70	0.70	47.32	47.32

Franklin Templeton:
Income
2013	21.98	21.98	2,925	64,286	6.19	0.70	0.70	13.15	13.15
2012	19.43	19.43	2,161	41,987	6.34	0.70	0.70	11.86	11.86
2011	17.37	17.37	1,673	29,044	5.70	0.70	0.70	1.67	1.67
2010	17.08	17.08	880	15,032	4.36	0.70	0.70	11.89	11.89
2009	15.26	15.26	225	3,427	7.77	0.70	0.70	53.51	53.51

Ivy:
Science
2013	33.70	33.70	3,837	129,285	-	0.70	0.70	55.30	55.30
2012	21.70	21.70	1,212	26,307	-	0.70	0.70	26.94	26.94
2011	17.09	17.09	816	13,947	-	0.70	0.70	(6.42)	(6.42)
2010	18.27	18.27	556	10,149	-	0.70	0.70	11.97	11.97
2009	16.31	16.31	126	2,050	-	0.70	0.70	50.19	50.19

Pimco:
Total Return
2013	13.29	13.43	678,709	9,115,496	2.21	0.65	0.90	(2.84)	(2.59)
2012	13.68	13.79	706,194	9,733,020	2.59	0.65	0.90	8.61	8.88
2011	12.59	12.67	833,599	10,562,428	2.63	0.65	0.90	2.70	2.94
2010	12.26	12.30	621,277	7,649,799	2.42	0.65	0.90	7.11	7.41
2009	11.45	11.46	630,998	7,237,030	3.63	0.65	0.90	7.46	9.13

Oppenheimer:
Global Securities
2013	44.77	44.77	6,092	272,755	1.34	0.70	0.70	26.42	26.42
2012	35.42	35.42	4,293	152,057	2.12	0.70	0.70	20.42	20.42
2011	29.41	29.41	3,006	88,416	1.10	0.70	0.70	(8.93)	(8.93)
2010	32.29	32.29	1,462	47,199	0.63	0.70	0.70	15.16	15.16
2009	28.04	28.04	429	12,042	0.98	0.70	0.70	65.28	65.28

5.  FINANCIAL HIGHLIGHTS, continued

At December 31					For the Periods Ended December 31
					Inv.	Expenses as a
Unit				Net Assets	Income	% of Average		Total
Value ($)			Units	($)	Ratio %	Net Assets		Return %
Min		Max				Min	Max	Min	Max
Ibbotson:
Balanced
2013	12.00	12.20	48,907	599,408	1.86	0.65	0.90	10.86	11.10
2012	10.80	11.00	25,351	279,637	1.90	0.65	0.90	4.32	9.82
2011	10.02	10.03	35,803	358,936	1.31	0.70	0.90	(7.23)	(7.11)
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

Growth
2013	10.89	11.94	23,305	271,464	1.51	0.65	0.90	7.56	15.50
2012	10.34	10.38	12,478	129,271	1.51	0.70	0.90	11.90	12.16
2011	9.24	9.25	7,358	68,046	0.77	0.70	0.90	(11.08)	(10.95)
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

Income
2013	11.99	12.16	22,395	271,169	1.39	0.65	0.90	6.37	6.64
2012	11.25	11.43	25,776	294,583	1.44	0.65	0.90	5.99	6.90
2011	10.69	10.70	40,090	428,888	0.94	0.70	0.90	(3.95)	(3.82)
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-

6.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2013	2012
Fidelity:
Equity-Income IC
Units issued	304,943	304,221
Units redeemed	(312,743)	(333,203)
Net increase(decrease)	(7,800)	(28,982)

Equity-Income SC
Units issued	1,985	2,259
Units redeemed	(2,419)	(4,267)
Net increase(decrease)	(434)	(2,008)

Growth IC
Units issued	168,922	180,737
Units redeemed	(185,600)	(196,920)
Net increase(decrease)	(16,678)	(16,183)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Fidelity, continued:
Growth SC
Units issued	2,324	1,658
Units redeemed	(2,504)	(2,295)
Net increase(decrease)	(180)	(637)

High Income IC
Units issued	3,049,079	2,846,695
Units redeemed	(2,987,844)	(2,726,945)
Net increase(decrease)	61,235	119,750

High Income SC
Units issued	67,104	60,904
Units redeemed	(70,542)	(44,476)
Net increase(decrease)	(3,438)	16,428

Overseas IC
Units issued	278,574	280,263
Units redeemed	(299,406)	(299,903)
Net increase(decrease)	(20,832)	(19,640)

Overseas SC
Units issued	5,321	1,751
Units redeemed	(5,191)	(1,506)
Net increase(decrease)	130	245

Asset Mgr. IC
Units issued	169,485	160,215
Units redeemed	(141,106)	(152,103)
Net increase(decrease)	28,379	8,112

Asset Mgr. SC
Units issued	1,011	1,623
Units redeemed	(1,096)	(1,243)
Net increase(decrease)	(85)	380

Inv. Bond IC
Units issued	299,843	312,056
Units redeemed	(331,176)	(346,084)
Net increase(decrease)	(31,333)	(34,028)

	2013	2012
Fidelity, continued:
Contrafund IC
Units issued	628,885	545,492
Units redeemed	(670,029)	(493,511)
Net increase(decrease)	(41,144)	51,981

Contrafund SC
Units issued	10,201	8,807
Units redeemed	(10,728)	(7,999)
Net increase(decrease)	(527)	808

Asset Mgr. Gr. IC
Units issued	26,249	24,740
Units redeemed	(31,538)	(35,336)
Net increase(decrease)	(5,289)	(10,596)

Asset Mgr. Gr. SC
Units issued	368	396
Units redeemed	(312)	(313)
Net increase(decrease)	56	83

Mid Cap IC
Units issued	233,331	302,992
Units redeemed	(266,047)	(281,816)
Net increase(decrease)	(32,716)	21,176

Strategic IC
Units issued	1,544	1,455
Units redeemed	(465)	(389)
Net increase(decrease)	1,079	1,066

Money Market
Units issued	14,920,910	-
Units redeemed	(2,182,713)	-
Net increase(decrease)	12,738,197	-

Alger:
Balanced
Units issued	76,673	73,997
Units redeemed	(78,331)	(90,113)
Net increase(decrease)	(1,658)	(16,116)

Capital App
Units issued	2,432	1,872
Units redeemed	(642)	(549)
Net increase(decrease)	1,790	1,323

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
MFS:
Utilities
Units issued	83,315	90,727
Units redeemed	(98,944)	(112,703)
Net increase(decrease)	(15,629)	(21,976)

New Discovery
Units issued	95,114	89,214
Units redeemed	(97,763)	(94,017)
Net increase(decrease)	(2,649)	(4,803)

Research
Units issued	1,600,000	1,439,359
Units redeemed	(1,596,092)	(1,364,686)
Net increase(decrease)	3,908	74,673

Total Return
Units issued	35,752	18,735
Units redeemed	(26,632)	(18,189)
Net increase(decrease)	9,120	546

Value
Units issued	2,853	639
Units redeemed	(363)	(276)
Net increase(decrease)	2,490	363

Strategic
Units issued	268,662	-
Units redeemed	(58,748)	-
Net increase(decrease)	209,914	-

Van Kampen:
Emerging Markets
Units issued	1,944,361	1,631,099
Units redeemed	(1,882,558)	(1,622,424)
Net increase(decrease)	61,803	8,675

Intl. Magnum
Units issued	75,211	71,848
Units redeemed	(81,494)	(77,448)
Net increase(decrease)	(6,283)	(5,600)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Van Kampen, continued:
U.S. Real Estate
Units issued	84,319	93,946
Units redeemed	(96,370)	(116,789)
Net increase(decrease)	(12,051)	(22,843)

Calvert:
Small Cap
Units issued	81,029	69,203
Units redeemed	(93,895)	(87,403)
Net increase(decrease)	(12,866)	(18,200)

Balanced
Units issued	185,501	200,076
Units redeemed	(182,115)	(227,980)
Net increase(decrease)	3,386	(27,904)

Mid Cap
Units issued	493	754
Units redeemed	(2,847)	(3,357)
Net increase(decrease)	(2,354)	(2,603)

Equity
Units issued	9,122	8,323
Units redeemed	(7,028)	(9,730)
Net increase(decrease)	2,094	(1,407)

Income
Units issued	138,254	138,191
Units redeemed	(141,519)	(145,844)
Net increase(decrease)	(3,265)	(7,653)

American Century:
Income & Growth
Units issued	480,242	487,037
Units redeemed	(500,102)	(499,560)
Net increase(decrease)	(19,860)	(12,523)

Value
Units issued	13,220	16,049
Units redeemed	(12,754)	(15,845)
Net increase(decrease)	466	204

	2013	2012
American Century, continued:
Mid Cap
Units issued	28,941	41,212
Units redeemed	(27,271)	(44,961)
Net increase(decrease)	1,670	(3,749)

AIM:
Intl. Growth
Units issued	641,552	660,506
Units redeemed	(646,249)	(654,604)
Net increase(decrease)	(4,697)	5,902

Global
Units issued	1,604,980	1,358,252
Units redeemed	(1,516,181)	(1,295,264)
Net increase(decrease)	88,799	62,988

Small Cap
Units issued	4,936	4,368
Units redeemed	(1,532)	(4,308)
Net increase(decrease)	3,404	60

Global Value
Units issued	126,292	136,301
Units redeemed	(128,990)	(137,422)
Net increase(decrease)	(2,698)	(1,121)

Mid Cap Growth
Units issued	224,137	406,190
Units redeemed	(218,563)	(141,099)
Net increase(decrease)	5,574	265,091

Summit:
S&P MidCap
Units issued	1,050,619	1,151,597
Units redeemed	(1,167,175)	(1,296,198)
Net increase(decrease)	(116,556)	(144,601)

Russell Small Cap
Units issued	944,105	995,153
Units redeemed	(1,007,419)	(985,896)
Net increase(decrease)	(63,314)	9,257

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Summit, continued:
Nasdaq-100 Index
Units issued	1,535,667	1,800,841
Units redeemed	(1,659,695)	(1,897,078)
Net increase(decrease)	(124,028)	(96,237)

EAFE Intl.
Units issued	362,144	385,626
Units redeemed	(366,747)	(385,141)
Net increase(decrease)	(4,603)	485

Inflation
Units issued	131,161	136,361
Units redeemed	(138,875)	(128,205)
Net increase(decrease)	(7,714)	8,156

Natural Resources
Units issued	453,346	338,608
Units redeemed	(420,983)	(321,510)
Net increase(decrease)	32,363	17,098

Barclays
Units issued	526,504	560,451
Units redeemed	(530,415)	(577,394)
Net increase(decrease)	(3,911)	(16,943)

S&P 500
Units issued	377,759	266,049
Units redeemed	(282,755)	(286,679)
Net increase(decrease)	95,004	(20,630)

Zenith
Units issued	382,442	397,069
Units redeemed	(414,773)	(416,609)
Net increase(decrease)	(32,331)	(19,540)

Third Avenue:
Value
Units issued	247,896	261,765
Units redeemed	(266,808)	(294,282)
Net increase(decrease)	(18,912)	(32,517)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Dreyfus:
MidCap
Units issued	37,461	38,763
Units redeemed	(42,735)	(32,715)
Net increase(decrease)	(5,274)	6,048

Scudder:
Small Mid Value
Units issued	643,604	796,723
Units redeemed	(701,367)	(773,713)
Net increase(decrease)	(57,763)	23,010

Thematic
Units issued	16,576	22,450
Units redeemed	(16,649)	(21,604)
Net increase(decrease)	(73)	846

Capital Growth
Units issued	374	188
Units redeemed	(61)	(56)
Net increase(decrease)	313	132

Neuberger Berman:
Regency
Units issued	18,339	7,988
Units redeemed	(13,580)	(8,185)
Net increase(decrease)	4,759	(197)

Guardian
Units issued	1,401	959
Units redeemed	(251)	(317)
Net increase(decrease)	1,150	642

T. Rowe:
Blue Chip
Units issued	1,149,330	1,197,515
Units redeemed	(1,172,185)	(1,175,524)
Net increase(decrease)	(22,855)	21,991

Equity Income
Units issued	1,078	943
Units redeemed	(639)	(807)
Net increase(decrease)	439	136

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Franklin Templeton:
Income
Units issued	2,609	2,257
Units redeemed	(1,845)	(1,769)
Net increase(decrease)	764	488

Ivy:
Science
Units issued	3,106	687
Units redeemed	(481)	(291)
Net increase(decrease)	2,625	396

Pimco:
Total Return
Units issued	1,869,263	2,236,372
Units redeemed	(1,896,748)	(2,363,777)
Net increase(decrease)	(27,485)	(127,405)

Oppenheimer
Global Securities
Units issued	2,775	2,010
Units redeemed	(976)	(723)
Net increase(decrease)	1,799	1,287

Ibbotson:
Balanced
Units issued	66,575	23,661
Units redeemed	(43,019)	(34,113)
Net increase(decrease)	23,556	(10,452)

Growth
Units issued	18,111	10,367
Units redeemed	(7,284)	(5,247)
Net increase(decrease)	10,827	5,120

Income
Units issued	33,442	31,942
Units redeemed	(36,823)	(46,256)
Net increase(decrease)	(3,381)	(14,314)

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 15.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 26, 2014

AMERITAS LIFE INSURANCE CORP.

Balance Sheets – Statutory Basis

(in thousands, except shares)

	December 31
ADMITTED ASSETS	2013	2012
Bonds	$1,964,005	$1,692,490
Preferred stocks	5,194	8,039
Common stocks	1,249,111	1,041,799
Mortgage loans	543,066	569,496
Real estate:
Properties occupied by the company	21,964	22,684
Properties held for the production of income	24,785	29,962
Properties held for sale	4,529	697
Cash, cash equivalents, and short-term investments	88,419	76,332
Loans on insurance contracts	104,476	97,236
Other investments	95,301	100,495
Total Cash and Invested Assets	4,100,850	3,639,230

Investment income due and accrued	24,444	24,300
Deferred and uncollected premiums	42,467	35,531
Federal income tax recoverable - affiliates	3,759	10,165
Net deferred income tax asset	36,555	37,498
Other admitted assets	29,104	29,185
Separate account assets	4,950,588	4,222,023
Total Admitted Assets	$9,187,767	$7,997,932

LIABILITIES, CAPITAL AND SURPLUS

Reserves for life, accident and health policies	$2,274,840	$2,042,509
Deposit-type funds	216,463	210,599
Reserves for unpaid claims	47,586	42,865
Dividends payable to policyholders	8,538	8,471
Interest maintenance reserve	10,179	8,538
Accrued commissions, expenses and insurance taxes	50,289	55,813
Accrued separate account transfers	(66,681)	(63,367)
Asset valuation reserve	73,257	64,266
Liabilities for employee benefits	57,017	45,489
Other liabilities	63,895	62,309
Separate account liabilities	4,950,588	4,222,023
Total Liabilities	7,685,971	6,699,515

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Unassigned surplus	1,041,858	838,479
Total Capital and Surplus	1,501,796	1,298,417
Total Liabilities, Capital and Surplus	$9,187,767	$7,997,932

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Summary of Operations and Changes in Capital and Surplus – Statutory Basis

(in thousands)

	Years Ended December 31
	2013	2012	2011

Premiums and Other Revenue

Premium income	$1,623,295	$1,494,912	$1,265,260
Net investment income	140,322	130,625	162,405
Commissions and expense allowances on reinsurance ceded	10,374	8,451	3,136
Income from fees associated with separate accounts	35,865	31,219	29,570
Miscellaneous income	15,144	15,922	12,236
Total Premiums and Other Revenue	1,825,000	1,681,129	1,472,607

Expenses

Benefits to policyholders	1,196,934	1,071,445	1,043,317
Change in reserves for life, accident and health policies	237,708	196,594	83,696
Commissions	93,599	81,718	62,384
General insurance expenses	244,852	220,957	177,670
Taxes, licenses and fees	25,458	25,437	20,410
Net transfers (from) to separate accounts	(20,767)	79,085	31,233
Total Expenses	1,777,784	1,675,236	1,418,710

Gain from Operations before Dividends, Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	47,216	5,893	53,897
Dividends to policyholders	8,596	8,430	8,321

Gain (Loss) from Operations before Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	38,620	(2,537)	45,576
Federal income tax expense (benefit)	(17,065)	(4,280)	18,393

Gain from Operations before Net Realized Capital Gains (Losses)

	55,685	1,743	27,183
Net realized capital gains (losses), net of taxes	9,263	(1,715)	(996)

Net Income

	64,948	28	26,187

Change in special surplus - additional deferred tax asset	-	-	782

Unassigned surplus

Change in net unrealized capital gains, net of taxes	140,780	17,084	27,432
Change in net deferred income taxes	(5,890)	18,223	18,322
Change in non-admitted assets	28,995	(14,498)	(21,562)
Change in asset valuation reserve	(8,991)	(12,265)	(2,669)
Change in liability for reinsurance in unauthorized companies	20	(20)	-
Change in minimum pension liability, net of tax	1,528	(759)	(1,183)
Unrecognized actuarial losses, net of tax	(2,864)	-	-
Correction of errors (Note 1)	4,853	(8,524)	(9,038)
Dividends paid to stockholder	(20,000)	(50,000)	(20,000)

Net Change in Capital and Surplus

	203,379	(50,731)	18,271

Capital and Surplus at the Beginning of the Year

	1,298,417	1,349,148	1,330,877
Capital and Surplus at the End of Year	$1,501,796	$1,298,417	$1,349,148

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Statements of Cash Flows – Statutory Basis

(in thousands)

	Years Ended December 31

	2013

		2012	2011
OPERATING ACTIVITIES
Premium collected net of reinsurance	$1,620,328	$1,484,190	$1,260,871
Net investment income received	134,942	128,972	165,308
Miscellaneous income	61,205	55,325	44,878
Benefits paid to policyholders	(1,191,552)	(1,061,904)	(1,040,033)
Net transfers from (to) separate accounts	17,453	(78,022)	(20,621)
Commissions, expenses and taxes paid	(371,771)	(324,225)	(241,521)
Dividends paid to policyholders	(8,529)	(8,399)	(8,465)
Federal income taxes received (paid)	13,916	2,222	(38,273)
Net Cash from Operating Activities	275,992	198,159	122,144

INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid	520,846	472,367	393,214
Cost of investments acquired	(781,229)	(633,388)	(462,054)
Net change in loans on insurance contracts	(7,762)	(2,990)	4,069
Net Cash from Investing Activities	(268,145)	(164,011)	(64,771)

FINANCING AND MISCELLANEOUS ACTIVITIES

Change in deposit-type funds	5,864	4,617	7,480
Dividends to stockholder	(20,000)	(50,000)	(20,000)
Other miscellaneous, net	18,376	(31,793)	32,670
Net Cash from Financing and Miscellaneous Activities	4,240	(77,176)	20,150

Net Change in Cash, Cash Equivalents and Short-Term Investments	12,087	(43,028)	77,523

Cash, Cash Equivalents and Short-Term Investments – Beginning of Year	76,332	119,360	41,837

Cash, Cash Equivalents and Short-Term Investments – End of Year	$88,419	$76,332	$119,360

Non-cash transactions from investing activities:
Conversion of mortgage loans to real estate	4,683	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	2,169	-	-

The accompanying notes are an integral part of these statutory basis financial statements.

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands, except for shares)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (“the Company” or “Ameritas Life”), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (“AHC”), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (“AMHC”).  AMHC is a mutual insurance holding company.  Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.  AHC also wholly owns Ameritas Investment Partners, Inc (formerly Summit Investment Advisors, Inc., now “AIP”), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. (“AMFI”), a mortgage banking business, and owns 19.1% of Paycor, Inc., a payroll processing company.

The Company wholly owns Acacia Life Insurance Company (“Acacia”), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company (“Union Central”), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York (“Ameritas-NY”), a New York domiciled life insurance subsidiary, BNL Financial Corporation (“BNL Financial”), a holding company (dissolved December 31, 2012), and Brokers National Life Assurance Company (“BNL Assurance”) (distributed to the Company as a result of BNL Financial’s dissolution December 31, 2012), an Arkansas domiciled life insurance company.  Effective March 31, 2013, the Company sold its 100% common stock ownership in BNL Assurance to Aurigen USA Holdings Inc.  Ameritas also owns 100% (85% prior to August 23, 2013 and 80% prior to April 30, 2013) of Ameritas Investment Corp. (“AIC”), a broker dealer, and the remaining ownership of 15% prior to August 23, 2013 and 20% prior to April 30, 2013 was with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA.  Acacia is a 100% owner of Calvert Investments, Inc. (“Calvert”), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC (“Griffin”), a real estate investment company. Effective October 31, 2013, the Company and Acacia sold Acacia Federal Savings Bank (“AFSB”), a thrift chartered institution, to Stifel Bank & Trust (see Note 5 – Information Concerning Parent, Subsidiaries and Affiliates).

Effective October 1, 1998 (“the Effective Date”) the Company formed a closed block (“the Closed Block”) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska (“the Department”) to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (“NAIC SAP”) other than accounting principles generally accepted in the United States of America (“GAAP”).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.  Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (“OTTI”).

Current NAIC SAP practices vary from GAAP.  The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus.  Changes in the value of bonds up to amortized cost that are assigned a rating of “6” by the NAIC are reported directly in surplus.  Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.  Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost.  Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.  Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class.  If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows.  Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value.  Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus.  Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above.  Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value.  Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property.  Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (“AVR”) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate.  Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred.  Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates.  Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold.  The net deferral is reported in the “Interest maintenance reserve” (“IMR”) in the accompanying Balance Sheets – Statutory Basis.  Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.  Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability.  An AVR is not recorded under GAAP.  Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract.  Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus.  Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately.  Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge.  The ineffective portion of all changes in fair value is recorded in income.  An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred.  As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals.  Under GAAP, acquisition costs related to traditional term life insurance and long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received.  Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-admitted Assets

Under NAIC SAP, certain assets designated as “non-admitted” are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.  Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves.  Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.  Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals.  NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared.  Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves.  Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received.  Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus.  The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset.  Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax.  Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income.  In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  Under NAIC SAP, deferred taxes are recorded in surplus.  Under GAAP, tax expense includes both current and deferred taxes.  Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized.  Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less.  Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less.  Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity’s share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions.  Additionally, under NAIC SAP, the amount of goodwill recorded as an “admitted asset” is subject to limitation.  Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.  In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist.  Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows:  bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase.  Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment.  The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality.  The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality.  All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above.  Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.  The carrying value of an affiliated subsidiary was $2,500 and $5,000 as of December 31, 2013 and 2012, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition.  The Federal Home Loan Bank (“FHLB”) common stock is carried at cost.  The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus.  The value of affiliated subsidiaries was $982,752 and $822,594 and the value of affiliated mutual funds was $3,049 and $2,191 at December 31, 2013 and 2012, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums.  The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost.  Real estate held for sale is reported at the lower of amortized cost or fair value.  Depreciation expense is determined by the straight-line method.  Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance.  The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments.  Income from these investments is recognized when distributed.  Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.  These investments are recorded in “Other investments” in the Balance Sheets – Statutory Basis.  Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.  Other-than-temporary impairments of $715, $926 and $3,578 were recorded as realized losses during 2013, 2012 and 2011, respectively.  The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached.  Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future.  The gains and losses of futures contracts are derived from the daily movement of the underlying market.  These gains and losses are settled in cash through a daily variation margin.  The Company sells futures contracts on certain equity indices which expire every 90 days.  The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months.  The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months.  The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company usually posts a short-term treasury bill with the bank.  The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk.  The collateral (treasury bill) is recorded as an asset by the Company included in “Bonds” on the Balance Sheets – Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $19,997 and $27,485, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(537), $(4,722) and $5,068 for the years ended December 31, 2013, 2012 and 2011, respectively.  The total variation margin on closed futures contracts is reflected in net investment income and totaled $(47,367), $(10,096) and $20,635 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company purchased and sold call options (“Volatility call options”) to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period.  If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value.  If option volatility decreases, the Volatility call options will expire without value.

The Company purchases and sells call options (“Index call options”) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index.  The Company holds call options which expire monthly until December 1, 2014.  The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price.  The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.  These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells exchange traded call options (“Exchange traded index call options”) based on multiple equity indices to hedge equity index annuity contracts.  The Company has purchased and written Exchange traded index call options that expire through January 17, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.  If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells exchange traded put options (“Equity put options”) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period.  The Company has purchased and written Equity put options that expire through September 20, 2014. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price.  If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options.  To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.  The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company has posted a long-term Agency CMO and a short-term Treasury bill with the bank.  The collateral (Agency CMO and Treasury bill) is recorded in “Bonds” on the Balance Sheets – Statutory Basis as an asset by the Company.  The book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $11,530 and $2,557, respectively.  The notional amount of the options at December 31, 2013 and 2012 was $(47,690) and $34,543, respectively.

The options are carried at their fair value and are reflected in “Other investments” in the Balance Sheets – Statutory Basis.  Changes in the fair value of expired options are reflected in “Net investment income” and changes in the fair value of open options are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  The total gain (loss) from expired options of $(3,593), $531 and $38 were recorded in “Net investment income” for the years ended December 31, 2013, 2012 and 2011, respectively.  Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $6,414, $(3,135), and $269 for the years ended December 31, 2013, 2012, and 2011, respectively.

Investment income consists primarily of interest and dividends.  Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date.  Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments.  Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt.  Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted.  All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.  The amount excluded from unassigned surplus was $60, $35 and $34 at December 31, 2013, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss.  For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-Admitted Assets

In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus.  Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $71,802 and $100,797 at December 31, 2013 and 2012, respectively.

Furniture and Equipment

Electronic data processing (“EDP”) equipment at cost of $16,533 and $13,250, operating software at cost $2,819 and $2,995, and non-operating software at cost of $45,951 and $37,154 are carried at cost less accumulated depreciation at December 31, 2013 and 2012, respectively.  The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus.  The admitted portion at cost, net of accumulated depreciation of $48,082 and $42,985, was $4,199 and $2,498, respectively and is recorded in “Other admitted assets” in the Balance Sheets – Statutory Basis.  EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.  Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets.  Buildings are generally depreciated over forty years.  Furniture and fixtures are generally depreciated over three to ten years.  Depreciation expense on depreciable assets of $7,069, $5,874 and $7,327 was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2013.

Reserves for Life Policies and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities.  Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) with appropriate statutory interest and mortality assumptions.  Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario.  The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.  Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder.  For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors.  The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims.  Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims.  To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims.  Termination rates within the first two years from disability are modified based on Company experience.  Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits.  All interest discounting assumptions are based on the appropriate NAIC standard.  The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Acuarial Standard of Practice No. 5, Section 3.6.  In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience.  As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales.  Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates.  A portion of the Company’s business has been issued on a participating basis.  The amount of insurance in force on individual life participating policies was $3,678,957 or 13.3% and $3,083,687 or 13.5% of the individual life policies in force as of December 31, 2013 and 2012, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company.  The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes.  Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC.  Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.  Amortization included in net investment income was $2,544, $2,065 and $1,267 for 2013, 2012 and 2011, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due.  Annuity considerations are recognized as income when received.  Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.  Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement.  The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations.  The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated.  The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis.  These reserves are based on judgment made by management with respect to the likely outcome of these matters.  The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.  There was no reserve for tax related contingencies at December 31, 2013 and 2012.

The statute of limitations, generally, is closed for the Company through December 31, 2009.  In 2012, the Internal Revenue Service (“IRS”) completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009.  The Company has accepted the 2007-2009 IRS field examination report.  The Joint Committee on Taxation accepted the 2007-2009 IRS field examination report in March 2013.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk.  Separate account contract holders have no claim against the assets of the general account of the Company.  Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties.  Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.  Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses.  This legislation may present an increased level of competition for sales of the Company’s products.  Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law.  Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products.  The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 61 – Revised “Life, Deposit-type and Accident and Health Reinsurance” (“SSAP No. 61R”)

In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers.  The revisions to this statement were effective for the reporting periods beginning on or after December 31, 2012.  The adoption of the statement did not have a material impact to the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP No. 103”)

In March 2012, the NAIC issued SSAP No. 103, which superseded SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”.  The statement was effective January 1, 2013.  There was no impact on the Company’s financial position or results of operations from adoption of this statement.

Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, A Replacement of SSAP No. 89” (“SSAP No. 102”)

In March 2012, the NAIC issued SSAP No. 102, which replaced SSAP No. 89 for the accounting and related reporting for pension obligations.  This statement was effective January 1, 2013.  There was no impact on the results of operations from adoption of this statement, however, the Company recorded a $1,701 reduction in unassigned surplus upon adoption.

Statement of Statutory Accounting Principles No. 92, “Accounting for Postretirement Benefits Other than Pensions, a Replacement of SSAP No. 14” (“SSAP No. 92”)

In March 2012, the NAIC issued SSAP No. 92, which superseded SSAP No. 14, “Postretirement Benefits Other Than Pensions”.  The statement was effective January 1, 2013.  The adoption of this statement did not impact the Company’s financial position or results of operations as these obligations are held by AHC.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Changes and Correction of Errors

On January 1, 2013, the Company adopted Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, a Replacement of SSAP No. 89” (“SSAP 102”), which replaced SSAP 89 for the accounting and related reporting for pension obligations.   SSAP 102 requires that underfunded defined benefit pension obligations, as determined when the projected benefit obligation exceeds the fair value of plan assets, be recognized as a liability under SSAP No. 5R.  The Company released the additional minimum pension liability of $1,528 and established an unrecognized actuarial loss of $3,228 for a net decrease to unassigned surplus of $1,701 upon adoption.

During 2013, the Company discovered the following errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013:  (1) valuation reserves were incorrectly coded resulting in an incorrect calculation of $2,378, and (2) incorrect life age on an actuarial table resulting in a valuation reserve calculation error of $2,999.

Additionally, the Company discovered an error in the calculation of accrued interest for one policy form related to loans on insurance contracts of $524 which related to a prior year resulted in a direct decrease in unassigned surplus at December 31, 2013.

During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products.  This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation error on certain Actuarial Guideline 38 products which was corrected related to the prior year as a direct decrease to unassigned surplus of $7,985, while an additional error related to prior year was discovered in the incurred but not reported reinsurance process of $1,053 as a direct increase to unassigned surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company.  The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012.  Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution.  BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 – INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2013:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$106,695	$6,240	$(1,189)	$111,746
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	176,670	5,806	(4,739)	177,737
Hybrid securities	11,934	2,374	-	14,308
Industrial and miscellaneous (unaffiliated)	1,668,706	85,451	(28,970)	1,725,187
Total Bonds	$1,964,005	$99,871	$(34,898)	$2,028,978

NOTE 3 – INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$127,276	$12,896	$-	$140,172
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	144,105	11,694	(47)	155,752
Hybrid securities	14,376	2,593	-	16,969
Industrial and miscellaneous (unaffiliated)	1,406,733	138,698	(1,579)	1,543,852
Total Bonds	$1,692,490	$165,881	$(1,626)	$1,856,745

The cost or amortized cost and estimated fair value of bonds at December 31, 2013 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$63,132	$64,393
Due after one year through five years	459,688	503,399
Due after five years through ten years	1,018,969	1,035,802
Due after ten years	365,511	364,460
Bonds with multiple repayment dates	56,705	60,924
Total Bonds	$1,964,005	$2,028,978

Sales of bond investments in 2013, 2012 and 2011 resulted in proceeds of $81,608, $96,234 and $36,883 respectively, on which the Company realized gross gains of $5,444, $10,612 and $3,695, respectively, and gross losses of $20, $669 and $104, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2013	2012	2011
Bonds:
Gross realized capital gains on sales	$5,444	$10,612	$3,695
Gross realized capital losses on sales	(20)	(669)	(104)
Net realized capital gains on sales	5,424	9,943	3,591
Other, including impairments and net gain on dispositions
other than sales	1,170	(51)	(2,969)
Total bonds	6,594	9,892	622
Preferred stocks	-	388	-
Common stocks	17,041	3,616	6,097
Mortgage loans	(716)	(340)	-
Real estate	2,529	2,189	2,786
Other investments	(2,443)	(149)	(3,067)
Realized capital gains before federal income taxes
and transfer to IMR	23,005	15,596	6,438
Realized capital gains transferred to IMR	6,439	9,351	3,449
Federal income tax expense	7,303	7,960	3,985
Net realized capital gains (losses)	$9,263	$(1,715)	$(996)

The Company has entered into an agreement with the Federal Home Loan Bank (FHLB) of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises.  The agreement provides for advances (lines of credit) up to $100,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 5% of the advances less the amount of the asset-based membership stock held.  As of December 31, 2013 and 2012 the Company owned $4,574 of FHLB stock.  The Company had no outstanding balance related to the lines of credit at December 31, 2013 or 2012.

As of December 31, 2013 and 2012, the Company had issued $100,000 of funding agreements with the FHLB.  There is $128,187 and $157,859   of bonds pledged as collateral at December 31, 2013 and 2012, respectively, as a result of this agreement.  The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy.  The related reserves are reported in deposit-type funds of $100,025 and $100,032   on the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds and common stock at cost or amortized cost as of December 31, 2013 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
Letter stock or securities
restricted as to sale	$4,574	$4,574	$-	$4,574	0.049%	0.050%
On deposit with states	7,272	7,253	19	7,272	0.079%	0.079%
Pledged as collateral not
captured in other categories:
Derivatives	31,527	30,042	1,485	31,527	0.340%	0.343%
FHLB	128,187	157,859	(29,672)	128,187	1.384%	1.395%
Total Restricted Assets	$171,560	$199,728	$(28,168)	$171,560	1.853%	1.867%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated common stocks were as follows:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$13,942	$(1,189)	$-	$-	$13,942	$(1,189)
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	75,996	(4,508)	1,965	(231)	77,961	(4,739)
Industrial and miscellaneous
(unaffiliated)	574,301	(27,977)	9,986	(993)	584,287	(28,970)
Total Bonds	664,239	(33,674)	11,951	(1,224)	676,190	(34,898)
Common Stocks	9,769	(267)	1,677	(213)	11,446	(480)
Total	$674,008	$(33,941)	$13,628	$(1,437)	$687,636	$(35,378)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$-	$-	$7	$-	$7	$-
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	6,370	(47)	11	-	6,381	(47)
Industrial and miscellaneous
(unaffiliated)	57,057	(1,282)	11,631	(297)	68,688	(1,579)
Total Bonds	63,427	(1,329)	11,649	(297)	75,076	(1,626)
Common Stocks	20,467	(1,505)	11,029	(780)	31,496	(2,285)
Total	$83,894	$(2,834)	$22,678	$(1,077)	$106,572	$(3,911)

The unrealized losses related to bonds in 2013 and 2012 reported above were primarily due to interest rate impacts, however also included credit-related considerations for certain bonds.  The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery.  Upon review of these factors, the Company determined that such declines were temporary in nature.  Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2013 and 2012.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery  Based on an evaluation of these factors, during 2013, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $143.  During 2012 and 2011, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated preferred stocks and common stocks.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities.  At December 31, 2013 and 2012, bonds totaling $58,159 and $65,876, respectively, (2.8% and 3.7%, respectively, of the total bond and short-term portfolios) are considered “below investment grade”.  Securities are classified as “below investment grade” by utilizing rating criteria established by the NAIC.  During 2013, 2012 and 2011, the Company recorded realized losses for other-than-temporary impairments on bonds of $143, $568 and $3,203, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities.  The Company manages its exposure to subprime mortgage loans in several ways.  First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy.  Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2013 and 2012, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $18,445 and $1,703 and a fair value of $18,771 and $2,093, respectively.  Additionally, as of December 31, 2013 and 2012, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $6,746 and $847 and a fair value of $6,672 and $888, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2013 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2013
Present value of cash flows	$-	$-	$-	$-
June 30, 2013
Present value of cash flows	$-	$-	$-	$-
September 30, 2013
Present value of cash flows	$-	$-	$-	$-
December 31, 2013
Present value of cash flows	$529	$-	$143	$143

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
94985EAD3	$529	$386	$143	$386	$143
Total	$529	$386	$143	$386	$143

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2012
Present value of cash flows	$-	$-	$-	$-
June 30, 2012
Present value of cash flows	$788	$-	$429	$424
September 30, 2012
Present value of cash flows	$-	$-	$-	$-
December 31, 2012
Present value of cash flows	$-	$-	$-	$-

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2012
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05949CKB1	$564	$280	$284	$280	$340
05953YCF6	224	79	145	79	84
Total	$788	$359	$429	$359	$424

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2013
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$149,351	$143,409	$(5,942)	$2,195	$1,965	$(230)

December 31, 2012
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$6,417	$6,370	$(47)	$551	$514	$(37)

Mortgage Loans and Real Estate

The mortgage loan portfolio by geographic region and property type is as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Percent of Carrying Amount	Carrying Amount	Percent of Carrying Amount
Region
New England and Mid Atlantic	$30,782	5.7%	$30,911	5.4%
South Atlantic	179,640	33.1	193,603	34.0
North Central	142,977	26.3	151,740	26.6
South Central	66,123	12.2	67,068	11.8
Mountain	63,282	11.6	59,579	10.5
Pacific	60,262	11.1	66,595	11.7
Total	$543,066	100.0%	$569,496	100.0%

Property Type
Apartment and residential	$144,838	26.7%	$158,376	27.8%
Warehouses and industrial	162,508	29.9	159,466	28.1
Retail and shopping center	71,340	13.1	74,670	13.1
Office	139,284	25.7	150,000	26.3
Other	25,096	4.6	26,984	4.7
Total	$543,066	100.0%	$569,496	100.0%

NOTE 3 - INVESTMENTS, (continued)

For the mortgage loans held by the Company, debt service coverage ratio (“DSCR”) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans.  Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments.  Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.  Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

	December 31
	2013	2012
DSCR Distribution
Below 1.0	$36,260	$33,489
1.0 - 1.2	68,696	73,348
1.2 - 1.8	219,305	216,022
Greater than 1.8	97,188	102,086
Total	$421,449	$424,945

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2013	2012
Loan to Value
Below 60%	$4,277	$13,785
60-75%	1,290	-
Total	$5,567	$13,785

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

	December 31, 2013
	Residential First Mortgages	Second Trusts	Total
Performing	$95,849	$12,762	$108,611
Non-performing	7,399	40	7,439
Total	$103,248	$12,802	$116,050

	December 31, 2012
	Residential First Mortgages	Second Trusts	Total
Performing	$98,248	$18,122	$116,370
Non-performing	14,396	-	14,396
Total	$112,644	$18,122	$130,766

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2013
	Residential	Commercial	Total
Recorded investment (all)
Current	$106,744	$423,506	$530,250
30-59 days past due	1,797	-	1,797
60-89 days past due	70	-	70
90-179 days past due	1,503	-	1,503
180+ days past due	5,936	3,510	9,446
Accruing interest 90-179 days past due
Recorded investment	-	-	-
Interest accrued	-	-	-
Interest reduced
Recorded investment	2,138	3,745	5,883
Number of loans	5	2	7
Percent reduced	0.53%	4.00%	4.53%

	December 31, 2012
	Residential	Commercial	Total
Recorded investment (all)
Current	$113,768	$427,101	$540,869
30-59 days past due	980	5,596	6,576
60-89 days past due	1,622	2,273	3,895
90-179 days past due	4,154	3,760	7,914
180+ days past due	10,242	-	10,242
Accruing interest 90-179 days past due
Recorded investment	-	3,760	3,760
Interest accrued	-	122	122
Interest reduced
Recorded investment	-	-	-
Number of loans	-	-	-
Percent reduced	-%	-%	-%

At December 31, 2013, the average size of an individual commercial mortgage loan was $1,729.  The average size of an individual residential mortgage loan was $228.  For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition.  The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible.  However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted.  For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent.  Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.  The Company had mortgage reserves (the mortgage component of the AVR) of $6,471 and $18,347 at December 31, 2013 and 2012, respectively.  As of December 31, 2013, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.00% for residential mortgage loans.

NOTE 3 - INVESTMENTS, (continued)

In 2013, the Company issued 29 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.35% totaling $47,047.  The Company also acquired 7 residential mortgage loans at the maximum and minimum rates of interest of 5.625% and 2.00% totaling $2,452.  Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2013 and 2012, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment.  The Company had impairments of $475 and $340 for commercial mortgage loans during 2013 and 2012, respectively.  The Company had impairments of $959 and $0 for residential mortgage loans during 2013 and 2012, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2013
	Residential	Commercial	Total
No allowance for credit losses	$8,784	$7,255	$16,039

	December 31, 2012
	Residential	Commercial	Total
No allowance for credit losses	$-	$3,797	$3,797

A summary of information pertaining to impaired loans is as follows:

	December 31, 2013
	Residential	Commercial	Total

Average recorded investment	$11,121	$5,164	$16,285
Interest income recognized	143	346	489
Recorded investments on nonaccrual status	7,439	3,510	10,949
Amount of interest income recognized using the cash basis method
of accounting	132	372	504

	December 31, 2012
	Residential	Commercial	Total

Average recorded investment	$39	$3,823	$3,862
Interest income recognized	-	282	282
Recorded investments on nonaccrual status	14,396	-	14,396
Amount of interest income recognized using the cash basis method
of accounting	-	282	282

NOTE 3 - INVESTMENTS, (continued)

Real estate consists of home office property, commercial and residential property held for the production of income and commercial property held for sale.  The two commercial properties classified as held for sale are located in Seminole, FL and Lincoln, NE and have carry values of $3,760 and $769, respectively.  Accumulated depreciation for real estate was $44,911 and $42,600 as of December 31, 2013 and 2012, respectively.  The Company recorded $177, $0 and $0 in impairment losses on residential real estate for the years ended December 31, 2013, 2012 and 2011, respectively.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2013	2012	2011
Income:
Bonds	$87,622	$87,065	$90,083
Preferred stocks	454	682	823
Common stocks	68,993	16,855	14,380
Mortgage loans	31,252	26,302	25,871
Real estate *	13,485	14,106	15,128
Loans on insurance contracts	5,695	6,148	5,606
Short-term investments	28	98	46
Derivatives	(50,960)	(9,566)	20,674
Other investments	8,872	11,764	8,348
Amortization of interest maintenance reserve	2,544	2,065	1,267
Gross investment income	167,985	155,519	182,226
Expenses:
Depreciation	3,331	3,543	3,435
Other	24,332	21,351	16,386
Total investment expenses	27,663	24,894	19,821
Net investment income	$140,322	$130,625	$162,405

* Includes amounts for the occupancy of company-owned property of $5,029, $4,929 and $5,141 in 2013, 2012, and 2011, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.  The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3).  An asset’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).  The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2013 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$258,736	$-	$-	$258,736
Parent, subsidiaries and affiliates	3,049	-	-	3,049
Total common stocks	261,785	-	-	261,785
Derivative assets
Index call options	2,799	5,271	-	8,070
Volatility call options	-	-	-	-
Equity put options	352	-	-	352
Total derivatives	3,151	5,271	-	8,422
Separate account assets	4,950,439	-	-	4,950,439
Total assets at fair value	$5,215,375	$5,271	$-	$5,220,646

The following table provides information as of December 31, 2012 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$212,440	$-	$-	$212,440
Parent, subsidiaries and affiliates	2,191	-	-	2,191
Total common stocks	214,631	-	-	214,631
Derivative assets
Index call options	911	1,560	-	2,471
Volatility call options	279	-	-	279
Equity put options	1,465	-	-	1,465
Total derivatives	2,655	1,560	-	4,215
Separate account assets	4,221,921	-	-	4,221,921
Total assets at fair value	$4,439,207	$1,560	$-	$4,440,767

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets

These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options.  Unadjusted quoted prices for these securities are provided to the Company by independent pricing services.  Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 2, with the exception of exchange traded index call options.  The Company used broker quotes for the monthly valuation of index call options.  The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.  As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 3.

The following table summarizes changes to our financial instruments for the year-end December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2012	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2012
Assets:
Bonds
Industrial and miscellaneous	$26	$-	$(23)	$11	$(14)	$-	$-
Other investments	410	-	(175)	-	(235)	-	-
Total Assets	$436	$-	$(198)	$11	$(249)	$-	$-

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads.  Transfers between level categorizations may also occur due to changes in the valuation source.  Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred.  There were no transfers between Level 1 and 2 during 2013 or 2012.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method.  The Company had no financial instruments that were determined it was not practicable to calculate a carrying value.   The fair values are also categorized into the three-level fair value hierarchy as described above.

As of December 31, 2013:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$2,028,978	$1,964,005	$-	$1,672,697	$356,281
Preferred stocks	5,490	5,194	-	3,943	1,547
Common stocks	266,359	266,359	261,785	4,574	-
Mortgage loans	565,914	543,066	-	-	565,914
Cash, cash equivalents and short-term
investments	88,419	88,419	88,419	-	-
Loans on insurance contracts	107,047	104,476	-	-	107,047
Other investments	11,674	11,571	3,151	5,271	3,252
Investment income due and accrued	24,444	24,444	24,444	-	-
Separate account assets	4,950,588	4,950,588	4,950,588	-	-
Total financial assets	$8,048,913	$7,958,122	$5,328,387	$1,686,485	$1,034,041

Liabilities:
Deposit-type funds	$215,770	$216,463	$-	$-	$215,770
Separate account liabilities	4,950,588	4,950,588	4,950,588	-	-
Total financial liabilities	$5,166,358	$5,167,051	$4,950,588	$-	$215,770

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2012:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$1,856,745	$1,692,490	$-	$1,557,682	$299,063
Preferred stocks	8,750	8,039	-	6,593	2,157
Common stocks	219,205	219,205	214,632	4,573	-
Mortgage loans	602,132	569,496	-	-	602,132
Cash, cash equivalents and short-term
investments	76,332	76,332	76,332	-	-
Loans on insurance contracts	110,963	97,236	-	-	110,963
Other investments	7,823	7,578	2,655	1,560	3,608
Investment income due and accrued	24,300	24,300	24,300	-	-
Separate account assets	4,222,023	4,222,023	4,222,023	-	-
Total financial assets	$7,128,273	$6,916,699	$4,539,942	$1,570,408	$1,017,923

Liabilities:
Deposit-type funds	$210,770	$210,599	$-	$-	$210,770
Separate account liabilities	4,222,023	4,222,023	4,222,023	-	-
Total financial liabilities	$4,432,793	$4,432,622	$4,222,023	$-	$210,770

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and Preferred Stocks:  The fair values for bonds and preferred stocks are based on quoted market prices, where available.  For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2.  Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common Stocks:  For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities.  For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2.  Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage Loans:  The fair values of commercial mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.  The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party.  The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other Investments:  Exchange traded index call options, volatility call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities.  Over-the-counter index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2.  The fair value for  other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on Insurance Contracts:  The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans.  Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-Type Funds:  Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Assets and Liabilities:  The fair values of separate account assets are based upon net asset values provided by the fund managers.  Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized ("adjusted gross deferred tax asset").  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,300	$4,821	$105,121
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,300	4,821	105,121
Deferred tax assets non-admitted	20,140	-	20,140
Subtotal net admitted deferred tax assets	80,160	4,821	84,981
Deferred tax liabilities	(13,874)	(34,552)	(48,426)
Net admitted deferred tax assets/(net deferred tax liability)	$66,286	$(29,731)	$36,555

NOTE 4 - INCOME TAXES (continued)

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2013 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$36,555	$-	$36,555
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$36,555	$-	$36,555
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$219,156
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$43,605	$4,821	$48,426
Deferred tax assets admitted as the result of application
of SSAP No. 101	$80,160	$4,821	$84,981

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,715	$7,350	$108,065
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,715	7,350	108,065
Deferred tax assets non-admitted	42,073	-	42,073
Subtotal net admitted deferred tax assets	58,642	7,350	65,992
Deferred tax liabilities	(10,564)	(17,930)	(28,494)
Net admitted deferred tax assets/(net deferred tax liability)	$48,078	$(10,580)	$37,498

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$22,193	$3,720	$25,913
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$11,585	$-	$11,585
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$11,585	$-	$11,585
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$188,763
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$24,864	$3,630	$28,494
Deferred tax assets admitted as the result of application
of SSAP No. 101	$58,642	$7,350	$65,992

NOTE 4 - INCOME TAXES (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2012 to December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(415)	$(2,529)	$(2,944)
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	(415)	(2,529)	(2,944)
Deferred tax assets non-admitted	(21,933)	-	(21,933)
Subtotal net admitted deferred tax assets	21,518	(2,529)	18,989
Deferred tax liabilities	(3,310)	(16,622)	(19,932)
Net admitted deferred tax assets/(net deferred tax liability)	$18,208	$(19,151)	$(943)

The changes of the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 from December 31, 2012 to December 31, 2013 were as follows:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$(22,193)	$(3,720)	$(25,913)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$24,970	$-	$24,970
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$24,970	$-	$24,970
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$30,393
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$18,741	$1,191	$19,932
Deferred tax assets admitted as the result of application
of SSAP No. 101	$21,518	$(2,529)	$18,989

The Company used the following amounts in determining the DTA admissibility:

	2013	2012
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,208%	987%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,461,042	$1,258,420

There was no tax planning strategies utilized as of December 31, 2013, while tax planning strategies were utilized during 2012, there was no impact as of December 31, 2012.

	December 31, 2012
	Ordinary	Capital
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by tax character as a percentage.
Adjusted gross DTAs amount from above	$100,715	$7,350
Net admitted adjusted gross DTAs amount from above	$58,642	$7,350

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2013	2012	2011
Federal	$(17,049)	$(3,926)	$19,605
Foreign	-	-	-
Subtotal	(17,049)	(3,926)	19,605
Federal income tax on net capital gains	9,556	11,232	5,192
Other	(16)	(354)	(1,212)
Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$124	$150	$172	$(26)	$(22)
Unearned premium reserve	434	439	385	(5)	54
Policyholder reserves	19,399	25,989	14,564	(6,590)	11,425
Deferred acquisition costs	24,991	21,384	18,535	3,607	2,849
Policyholder dividends accrual	2,987	2,964	2,953	23	11
Fixed assets	60	63	56	(3)	7
Compensation and benefits accrual	23,922	20,418	18,248	3,504	2,170
Receivables - non-admitted	18,081	20,554	17,406	(2,473)	3,148
Net operating loss carry-forward	45	45	-	-	45
Other (including items <5% of total
ordinary tax assets)	10,257	8,709	7,258	1,548	1,451
Subtotal	100,300	100,715	79,577	(415)	21,138
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	20,140	42,073	36,564	(21,933)	5,509
Admitted ordinary deferred tax assets	$80,160	$58,642	$43,013	$21,518	$15,629

Capital
Investments	$580	$4,507	$1,609	$(3,927)	$2,898
Real Estate	2,624	2,256	2,239	368	17
Other (including items <5% of total
ordinary tax assets)	1,617	587	712	1,030	(125)
Subtotal	4,821	7,350	4,560	(2,529)	2,790
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	4,821	7,350	4,560	(2,529)	2,790
Admitted deferred tax assets	$84,981	$65,992	$47,573	$18,989	$18,419

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax liabilities:
Ordinary
Investments	$1,396	$1,409	$1,498	$(13)	$(89)
Fixed assets	6,538	5,022	4,598	1,516	424
Policyholder reserves	1,938	111	148	1,827	(37)
Unearned commissions	3,690	3,749	1,977	(59)	1,772
Other (including items <5% of total
ordinary tax liabilities)	312	273	272	39	1
Subtotal	$13,874	$10,564	$8,493	$3,310	$2,071

Capital
Investments	$34,329	$17,598	$11,089	$16,731	$6,509
Real estate	223	332	417	(109)	(85)
Subtotal	$34,552	$17,930	$11,506	$16,622	$6,424

Deferred tax liabilities	$48,426	$28,494	$19,999	$19,932	$8,495

Net deferred tax assets	$36,555	$37,498	$27,574	$(943)	$9,924

The change in the net admitted deferred tax asset was $18,989, $5,280 and $4,157 for the years ended December 31, 2013, 2012 and 2011, respectively.  The change in non-admitted deferred tax assets of $(21,933), $5,509 and $18,520 was included in “Change in non-admitted assets” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The change in net deferred income taxes as of December 31 are as follows:

	2013	2012	Change
Total gross deferred tax assets	$105,121	$108,065	$(2,944)
Total deferred tax liabilities	48,426	28,494	19,932
Net deferred tax asset	$56,695	$79,571	(22,876)
Tax effect of change in unrealized gains and pension liability			16,986
Change in net deferred income tax			$(5,890)

	2012	2011	Change
Total gross deferred tax assets	$108,065	$84,137	$23,928
Total deferred tax liabilities	28,494	19,999	8,495
Net deferred tax asset	$79,571	$64,138	15,433
Tax effect of change in unrealized gains			3,243
Adjust due to BNL Financial dissolution			(45)
Change in net deferred income tax			$18,631

	2011	2010	Change
Total gross deferred tax assets	$84,137	$65,464	$18,673
Total deferred tax liabilities	19,999	24,003	(4,004)
Net deferred tax asset	$64,138	$41,461	22,677
Tax effect of change in unrealized losses			(4,355)
Change in net deferred income tax			$18,322

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes.  The significant items causing this difference as of December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Net gain (loss) from operations before income taxes	$38,620	$(2,537)	$45,576
Net realized capital gains before income taxes	23,005	15,596	6,438
Prior year reserve errors	4,853	(8,524)	(7,985)
Prior year IBNR error	-	-	(1,053)
Change in pension liability	-	(1,167)	(1,183)
Change in unauthorized reinsurance	20	(20)	-
Total pre-tax statutory income	66,498	3,348	41,793
Change in non-admitted assets	7,063	(8,991)	(2,258)
IMR amortization	(2,544)	(2,065)	(1,267)
Tax-exempt income	(11,407)	(9,818)	(10,988)
Investment in subsidiary	(826)	(2,888)	-
Dividend from affiliate	(64,497)	(12,176)	(10,611)
IRS examination	-	1,111	-
Non-deductible expense	2,379	2,310	1,598
Other	(582)	(38)	-
Subtotal	(3,916)	(29,207)	18,267
Statutory tax rate	0.35	0.35	0.35
Subtotal	(1,371)	(10,222)	6,393
Change in federal income tax reserve	-	(416)	12
Tax credits	(248)	(1,041)	(1,142)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585
Change in deferred income tax	5,890	(18,631)	(18,322)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

At December 31, 2013, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The amount of federal income taxes incurred in the current year and each of the two preceding years, which is available for recoupment in the event of future losses is $0.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	PRBA, Inc.
Ameritas Investment Partners, Inc.	PRB Administrators, Inc.
Ameritas Mortgage Funding, Inc.	Acacia Federal Savings Bank
Ameritas Life Insurance Corp.	Calvert Investments, Inc.
Acacia Life Insurance Company	Calvert Investment Management, Inc.
Ameritas Investment Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
The Union Central Life Insurance Company	Calvert Investment Services, Inc.

NOTE 4 - INCOME TAXES, (continued)

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

As a result of significant business assumed by Ameritas-NY from Union Central through a series of reinsurance transactions, New York Department of Financial Services (“NY-DFS”) required that the Company commit to maintaining a certain level of surplus for Ameritas-NY at December 31, 2013, with any shortfall eliminated by March 31, 2014.  The surplus of Ameritas-NY exceeded the amount committed to at December 31, 2013.

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $9,072, less estimated selling cost of ($42), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $2,120 with a federal income tax benefit of $2,412.  The net after tax impact of this sale transaction of $4,532 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

An in-kind dividend distribution of residential mortgage loans with a fair value of $2,169 was received from AFSB immediately prior to the sale. This distribution was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of AFSB to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction was targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  In April 2013, the companies mutually agreed to terminate this agreement to sell the AFSB stock.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate.  The residential mortgage loans and real estate were recorded by the Company at their fair value.  Additionally on this date and in conjunction, the Company made a capital contribution of $1,067 to AFSB.  The Company received a common stock dividend in the amount of $1,479 from AFSB on April 30, 2012.

On July 23, 2013, the Company received a Put Notice from Centralife Annuties Services, Inc. (“CASI”) to tender its entire share holdings of AIC to the Company.  The settlement date was on August 23, 2013 whereby the Company purchased from CASI the remaining 45,023 outstanding shares of AIC for $2,393 and recorded a contingency reserve of $300 at September 30, 2013.  The contingency reserve was settled during October 2013 and an additional amount of $287 was paid to CASI.

On April 30, 2013, the Company made a $4,000 capital contribution to AIC.  Prior to this contribution, the Company owned 80% of AIC with CASI owning the remaining 20%.  CASI elected not to make a contribution on this date, whereby the capital contribution was re-characterized to issue 74,891 additional shares of common stock to the Company.  The Company owned 85% of AIC as of April 30, 2013.  On November 30, 2012, the Company made an $800 capital contribution to AIC.

On May 31, 2013 and December 30, 2013, respectively, the Company made capital contributions of $65,000 and $25,000 to Ameritas-NY.  No additional shares were issued.

The Company received cash dividends from Union Central in the amounts of $40,000 on May 28, 2013, $10,000 on September 26, 2013 and $10,000 on December 26, 2013, all of which were recorded in net investment income.

The Company sold its 100 percent common stock ownership in BNL Assurance to an outside party for $21,336 less selling costs of $62 and recognized a realized gain on the sale of $2,383 on March 31, 2013, which is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In accordance with SSAP No. 97 “Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88” paragraph 11, the Company has recorded the common stock cash dividends paid by Acacia as a return of capital that it received on March 28, 2013 of $5,000, June 28, 2013 of $5,000, September 26, 2013 of $5,000 and December 26, 2013 of $780.  The Company has reduced the carrying amount of this investment by $15,780.  The Company received a common stock dividend from Acacia in the amount of $4,220 on December 26, 2013 and $10,000 on December 17, 2012.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia.  The stock, which pays dividends in an amount per annum equal to 6.66% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.  On June 3, 2013, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $83 on March 5, 2013 and June 3, 2013, $69 on September 4, 2013 and $42 on December 26, 2013.  On June 5, 2012, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $125 on March 14, 2012 and June 5, 2012, $111 on September 4, 2012 and $83 on December 13, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253.  See Note 2 for further details.

The Company offers mutual funds of Calvert Variable Series, Inc. (“CVS”) and Calvert Variable Products, Inc. (“CVP”), affiliates, to policyholders through separate accounts.  The Company had separate account investments in mutual funds offered through CVS and CVP of $1,244,853 and $1,174,068 as of December 31, 2013 and 2012, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC.  Policies placed by this affiliate generated commission and general insurance expense of $19,957, $19,625 and $15,449 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2013 and 2012, which were recorded in “Other admitted assets” and “Other liabilities” in the Balance Sheets-Statutory Basis.  The terms of the settlements require that these amounts be settled monthly.

	2013	2012
Ameritas Holding Company	$(3,933)	$(4,196)
The Union Central Life Insurance Company	1,861	1,516
Ameritas Life Insurance Corp. of New York	2,435	2,140
Ameritas Investment Corp.	398	649
Ameritas Investment Partners, Inc.	351	340
Acacia Life Insurance Company	2,533	8,963
Acacia Federal Savings Bank	-	437
Calvert Investments, Inc.	245	168
Brokers National Life Assurance Company	-	209
Griffin Realty, LLC	5	-
Total	$3,895	$10,226

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements.  The net effect on general insurance expenses under these agreements has been a decrease of $79,981, $82,403 and $102,756 for the years ended December 31, 2013, 2012 and 2011, respectively.  In addition, the Company receives investment advisory services from an affiliate.  Costs related to this agreement totaled $4,475, $3,903 and $3,705 of which $4,280, $3,738 and $3,563 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company is charged a fee for the use of furniture and equipment owned by affiliates.  The amount of fees recorded relating to these transactions was $1,342, $2,618 and $3,429 for the years ended December 31, 2013, 2012 and 2011, respectively.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001.  The bonds, reflected in “Other liabilities” in the Balance Sheets – Statutory Basis, are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year’s earnings.  The bonds are fully callable and redeemable at par at any time.  BNL Financial called these bonds in January 2012 at which time accruing for interest ceased.  The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2013.  No balance was outstanding at any time during 2013 and 2012.  The line of credit expires May 31, 2014.

NOTE 7 - EMPLOYEE BENEFITS

The Company sponsors a non-qualified, unfunded, defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the defined benefit pension plan.  Since the non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents.  The Company's method of accounting for these plans is the accrual method.

The measurement date for the Company’s pension benefits was December 31 for 2013, 2012 and 2011.  A summary of the  obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2013	2012	2011
Change in projected benefit obligation:
Benefit obligation at beginning of year	$15,466	$14,223	$12,747
Service cost	274	181	129
Interest cost	610	651	702
Actuarial (gain) loss	(151)	1,496	1,730
Benefits paid	(1,085)	(1,085)	(1,085)
Benefit obligation at end of year	$15,114	$15,466	$14,223

	Pension Benefits
	2013	2012	2011
Underfunded
Liabilities recognized
Accrued benefit costs	$10,709	$10,500	$10,525
Liability for pension benefits	4,405	4,966	3,698
Total liabilities recognized	$15,114	$15,466	$14,223
Unrecognized liabilities	$4,405	$4,966	$3,698

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Service cost	$274	$181	$129
Interest cost	610	651	702
Amount of recognized losses	410	228	126
Total net periodic benefit cost	$1,294	$1,060	$957

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Items not yet recognized as a component of net
periodic cost - prior year	$4,966	$3,698	$2,094
Net (gain) loss arising during the period	(151)	1,496	1,730
Net loss recognized	(410)	(228)	(126)
Items not yet recognized as a component of net
periodic cost - current year	$4,405	$4,966	$3,698

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net recognized losses	$297	$320	$228

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net unrecognized losses	$4,405	$4,966	$3,698

The weighted-average assumptions are as follows:

		Pension Benefits
	2013	2012	2011
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.74%	4.76%	5.75%
Rate of compensation increase	5.00%	5.00%	5.00%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.59%	3.74%	4.76%
Rate of compensation increase	5.00%	5.00%	5.00%

Future expected pension benefit payments are as follows:

Year	Amount
2014	$1,085
2015	$1,077
2016	$1,065
2017	$1,045
2018	$1,030
2019-2023	$7,923

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31,	December 31,
	2013	2012
Accumulated benefit obligation	$13,233	$12,850

Projected benefit obligation (PBO)	$15,114	$15,466
Unfunded status (PBO - Plan assets)	$15,114	$15,466

Unrecognized items:
Unrecognized losses, net of tax	$2,864	$3,228
Total unrecognized items, net of tax	$2,864	$3,228

Additional minimum pension liability, net of tax	$-	$1,528

The Company participates in the Ameritas Pension Plan (“the Plan”), a noncontributory defined benefit plan sponsored by AHC.  The Company was charged an expense equal to its proportionate share of Plan funding for the years ended December 31, 2013, 2012 and 2011 totaling $10,152, $7,373 and $7,904, respectively for its participation in the Plan.

Total net periodic benefit cost for the Plan was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011.

The Company holds a pre-funded pension expense receivable due from AHC.  The balance of the prefunded pension expense receivable was $2,500 and $15,990 at December 31, 2013 and 2012, respectively, and is a non-admitted asset.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.  In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC.  Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation.  In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006.  Contributions by the Company to the employee and agents defined contribution plans were $9,280, $8,990 and $8,479 in 2013, 2012 and 2011, respectively.

The Company also participates in a postretirement benefit plan sponsored by AHC.  The expense for the postretirement benefit plan was paid entirely by AHC.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.  Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department.  Based on this limitation, the Company would be able to pay $149,930 in dividends in 2014, without prior approval.  The Company paid ordinary dividends of $20,000, $50,000 and $20,000 to AHC, its parent, in 2013, 2012 and 2011, respectively.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date.  The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2013	2012	2011
Unrealized capital gains, net of taxes	$303,341	$146,563	$129,479
Non-admitted asset values	(71,802)	(100,797)	(86,299)
Asset valuation reserve	(73,257)	(64,266)	(52,001)
Liability for reinsurance in unauthorized companies	-	(21)	(1)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2013 and 2012, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $30,392 and $38,790, respectively, and mortgage loan commitments of $13,154 and $7,625, respectively, to be purchased in subsequent years.  These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements.  The Company’s exposure to credit loss is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.  The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability.  The Company has no contingent liability at December 31, 2013 and 2012, related to performance in its Closed Block.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds.  Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state.  In some states these assessments may be applied against premium taxes.  The Company estimated its cost related to past insolvencies and has provided a reserve included in “Other Liabilities” of $777 and $945 as of December 31, 2013 and 2012, respectively, and estimated recoveries from premium taxes of $641 and $854 included in “Other admitted assets” in the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business.  Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2013 and 2012.

Uncollectibility of Assets

The Company had admitted assets of $7,841 and 7,335 at December 31, 2013 and 2012, respectively, in accounts receivable for uninsured plans included in “Other admitted assets” on the Balance Sheets – Statutory Basis.  The Company routinely assesses the collectibility of these receivables.  Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2013	2012	2011
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,016	$1,725	$2,013
Net gain from operations	$2,016	$1,725	$2,013

Total claim payment volume	$133,418	$138,416	$113,784

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2013	2012	2011
Gross reimbursement for medical cost incurred	$19,270	$16,919	$17,064
Other income or expenses (including interest paid
to or received from plans)	12	12	11
Gross expenses incurred (claims and administrative)	18,315	16,370	16,070
Net gain from operations	$967	$561	$1,005

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment.  Rental expense during 2013, 2012 and 2011 for operating leases was $3,474, $2,862 and $3,426, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2013:

2014	$2,412
2015	2,065
2016	1,713
2017	1,394
2018 and thereafter	3,921
$11,505

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring

At December 31, 2013, the Company had 12 residential mortgage loans with restructured terms of $4,411 at carry value and interest income of $97, and one commercial mortgage loan with restructured terms of $3,510 at carry value and interest income of $126.  At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 at carry value and interest income of $0.  The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring.  The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.  There were 14 short sales on residential mortgage loans in 2013 and no short sales in 2012.

NOTE 12 - OTHER ITEMS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2013, the Company held call and put options with gross recognized assets of $26,196 and gross recognized liabilities of $17,774.  The gross recognized liabilities of $17,774 were offset with the gross recognized assets of $26,196 in accordance with SSAP No. 64, Offsetting and Netting of Assets and Liabilities.  The net asset amount of $8,422 was recorded in “Other investments" on the Balance Sheets – Statutory Basis.

NOTE 13 - SUBSEQUENT EVENTS

The Company's Board of Directors approved the Plan of Merger with Acacia and Union Central, both wholly owned subsidiaries, in December, 2013 subject to regulatory approval.  The surviving company will be Ameritas Life effective July 1, 2014.

The Company's Plan of Merger was approved by the Department on January 9, 2014 along with approval for Union Central on that date.  Acacia received the District of Columbia Department of Insurance, Securities and Banking response on February 6, 2014 that informed Acacia that it had no objection to the Plan of Merger.  The following summarized data gives effect 'as if' the merger had been consummated.  The most current unaudited pro forma combined financial information available for the Company “as merged” is as of December 31, 2013.

	December 31
	2013	2012
Total Assets	$16,253,386	$15,741,407
Capital and Surplus	$1,551,679	$1,348,296

	Years Ended December 31
	2013	2012
Total Premiums and Other Revenues	$2,538,857	$2,578,430
Net Income	$190,458	$95,858

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (“ACA”). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2014 to be $7,325. This assessment is expected to impact risk based capital (“RBC”) by 0.006%.

The Company has evaluated events subsequent to December 31, 2013 and through March 26, 2014, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers.  These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.  These reinsured risks are treated in the financial statements as risks for which the Company is not liable.  Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded.  A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations.  Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia, Ameritas-NY, and other non-affiliated companies.  No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

NOTE 14 – REINSURANCE, (continued)

Following is a summary of the transactions through reinsurance operations:

	Years Ended December 31
	2013	2012	2011
Premium Income:
Assumed (related party $171, $3 and $177 in 2013, 2012 and 2011)	$63,814	$65,393	$56,518
Ceded (related party $2,148, $2,304 and $2,362 in 2013, 2012 and 2011)	42,358	31,956	27,075
Benefits To Policyholders:
Assumed	60,905	62,947	54,129
Ceded (related party $2,406, $2,167 and $2,096 in 2013, 2012 and 2011)	18,740	25,498	28,271
Reserves for life, accident and health policies:
Assumed (related party $99, $95 and $52 in 2013, 2012 and 2011)	375	376	334
Ceded (related party $1,086, $1,098 and $1,098 in 2013, 2012 and 2011)	96,101	80,152	70,799

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in “Reserves for unpaid claims” in the Balance Sheets – Statutory Basis, is summarized as follows:

	2013	2012	2011
Balance at January 1	$33,283	$33,719	$31,487
Less reinsurance reserves	(8,677)	(8,695)	(8,437)
Net balance at January 1	24,606	25,024	23,050

Incurred related to:
Current Year	432,221	402,506	391,153
Prior Year	(431)	(160)	(2,121)
Total incurred	431,790	402,346	389,032

Paid related to:
Current Year	402,967	377,900	366,129
Prior Year	24,175	24,864	20,929
Total paid	427,142	402,764	387,058

Net balance at December 31	29,254	24,606	25,024
Plus reinsurance reserves	9,225	8,677	8,695
Total reserve for unpaid claims	$38,479	$33,283	$33,719

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $431, $160 and $2,121 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid assumed reinsurance claims of $60,263, $62,795 and $53,856 and incurred assumed reinsurance claims of $60,808, $62,777 and $54,114 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid ceded reinsurance claims of $12, $432 and $150, and incurred ceded reinsurance claims of $610, $433 and $104 for the years ended December 31, 2013, 2012 and 2011, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business.  Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification.  Reserves for substandard policies are included in the policy reserve.

As of December 31, 2013 and 2012, respectively, the Company had $3,887,285 and $3,366,742 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department.  Reserves to cover the above insurance totaled $18,711 and $18,615 at December 31, 2013 and 2012, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2013
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$840,676	$-	$-	$840,676	14.4%
At book value less current
surrender charge of 5% or more	216,724	-	-	216,724	3.7%
At fair value	-	-	4,230,553	4,230,553	72.7%
Total with adjustment or at fair value	1,057,400	-	4,230,553	5,287,953	90.8%
At book value without adjustment
(minimal or no charge)	337,969	-	-	337,969	5.8%
Not subject to discretionary withdrawal	195,276	-	352	195,628	3.4%
Total gross	1,590,645	-	4,230,905	5,821,550	100.0%
Reinsurance ceded	277	-	-	277
Total annuity reserves and deposit-type funds	$1,590,368	$-	$4,230,905	$5,821,273

	2012
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$803,540	$-	$-	$803,540	16.0%
At book value less current surrender
charge of 5% or more	101,482	-	-	101,482	0.6%
At fair value	-	-	3,589,213	3,589,213	71.4%
Total with adjustment or at fair value	905,022	-	3,589,213	4,494,235	89.5%
At book value without adjustment
(minimal or no charge)	323,325	-	-	323,325	6.4%
Not subject to discretionary withdrawal	208,888	-	272	209,160	4.2%
Total gross	1,437,235	-	3,589,485	5,026,720	100.0%
Reinsurance ceded	192	-	-	192
Total annuity reserves and deposit-type funds	$1,437,043	$-	$3,589,485	$5,026,528

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2013	2012
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$1,364,752	$1,217,339
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	9,153	9,105
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	216,463	210,599
	1,590,368	1,437,043
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	4,230,905	3,589,485
Total	$5,821,273	$5,026,528

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2013		2012
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$4,679	$3,304	$5,366	$3,750
Ordinary renewal	7,194	8,454	4,096	3,970
Total	$11,873	$11,758	$9,462	$7,720

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority.  The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.  The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities.  The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the “Reserves for life, accident and health policies” line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions.  As of December 31, 2013, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

As of December 31, 2013 and 2012 the Company’s Separate Account Statement included legally insulated assets of $4,950,588 and $4,222,023, respectively.  The assets legally insulated from the general account as of December 31, 2013 are attributed to the following products/transactions:

Product/ Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
Variable Universal Life, Variable Annuity and Group Annuity	$4,950,588	$-

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2013	2012	2011
For the year ended December 31:
Premiums, considerations or deposits	$583,746	$585,052	$539,525
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair Value	$4,879,548	$4,150,640

Reserves subject to discretionary withdrawal:
At fair value	$4,879,196	$4,150,368
Not subject to discretionary withdrawal	352	272
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$4,879,548	$4,150,640

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2013	2012	2011
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$583,746	$585,052	$539,525
Transfers from the separate accounts	(604,513)	(505,968)	(508,295)
Net transfers to (from) the separate accounts	(20,767)	79,084	31,230
Reconciling adjustments:
Other	-	1	3
Net transfers to (from) separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(20,767)	$79,085	$31,233

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2013	2012	2011
Statutory net income as reported	$64,948	$28	$26,187
Insurance reserves	(15,232)	(10,003)	(25,160)
Deferred policy acquisition costs	58,602	44,501	6,025
Deferred income taxes and other tax reclassifications	(18,488)	(516)	20,440
Gains and losses on investments	1,641	4,013	975
Goodwill amortization	-	270	1,079
Income related to investments	(61,190)	(17,062)	(13,881)
Earnings of subsidiaries	57,614	90,543	48,384
Other	3,996	4,164	4,067
GAAP net income	$91,891	$115,938	$68,116

	2013	2012	2011
Statutory surplus as reported	$1,501,796	$1,298,417	$1,349,148
Insurance reserves	(126,310)	(118,928)	(109,832)
Deferred policy acquisition costs	318,325	244,680	199,646
Deferred income taxes	(105,498)	(120,384)	(92,035)
Valuation of investments	56,314	151,287	123,016
Statutory investment reserves	83,436	72,804	56,526
Goodwill	13,383	13,383	13,113
Subsidiary equity	616,942	857,708	718,726
Statutory non-admitted assets	71,802	100,797	86,299
Pension benefit obligations	-	-	3,846
Other	(308)	(2,010)	(6,361)
GAAP equity	$2,429,882	$2,497,754	$2,342,092

PART C

OTHER INFORMATION

Item 26. Exhibits

Exhibit
Number		Description of Exhibit
(a)	(1)

Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable

Separate Account V (formerly known as Ameritas Variable Life Insurance Company Separate Account V.) [1]

(a)	(2)	Resolution of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. [2]
(b)		Custodian Agreements. Not Applicable.
(c)	(1)	Principal Underwriting Agreement and Amendment. [3]
(c)	(2)	Selling Agreement. [4]
(d)		Form of Policy. [5]
(e)		Form of Application.[5]
(f)		Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. [6]
Amended and Restated Bylaws of Ameritas Life Insurance Corp. [6]
(g)		Reinsurance Agreements. [7,8]
(h)		Participation Agreements:
	(1)	AIM Variable Investment Trust [9]
	(2)	The Alger American Fund. [10]
	(3)	ALPS Variable Investors Fund [11]
	(4)	American Century Investments. [5]
	(5)	Calvert Variable Products, Inc. [11]
	(6)	Calvert Variable Series, Inc. [11]
	(7)	DWS Variable Series I and II. [12]
	(8)	Fidelity Variable Insurance Products Funds. [12]
	(9)	Franklin Templeton Variable Insurance Products Trust. [9]
	(10)	MFS Variable Insurance Trust. [1]
	(11)	Neuberger Berman Advisers Management Trust. [13]
	(12)	Oppenheimer Variable Account Funds. [9]
	(13)	PIMCO Variable Insurance Trust. [12]
	(14)	T. Rowe Price Equity Series, Inc. [5]
	(15)	Third Avenue Variable Series Trust. [5]
	(16)	The Universal Institutional Funds, Inc. [1]
	(17)	Ivy Funds Variable Insurance Portfolios, Inc. [14]
(i)		Administrative Contracts.
	(1)	Amended and Restated General Administrative Services Agreement [15]
	(2)	Service Agreement. [8]
	(3)	Amended and Restated Asset Allocation Investment Advisory Agreement. [8]
	(4)	Research Services Agreement. [16]
(j)		Other Material Contracts: Powers of Attorney [17,18]
(k)		Legal Opinion. Filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein.
(o)		No financial statements are omitted from Item 24.
(p)		Initial Capital Agreements. Not applicable.
(q)		Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). [9]

Footnotes:

1.         Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement No. 333-15585, filed on November 6, 1996, EX-99.A1, EX-99.A8C, EX-99.A8D.

2.         Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483 filed on May 1, 2007, EX-99.A.

3.         Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, EX-99.C and EX-1, respectively.

4.      Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX-99.C.

5.      Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Registration Statement No. 333-151913 submitted to the SEC on June 25, 2008, EX. 99.D, E, H.2, H.5, and H.6.

6.         Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post Effective Amendment No. 4 to Registration Statement No. 333-182090, filed April 22, 2014, EX99.1(6)(a) and EX99.1(6)(b).

7.         Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 25, 2011,  EX.99.G(1), EX.99.G(2), EX.99.G(3), EX. 99.I(1), and EX.99.I(2).

8.         Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-151913 submitted to the SEC on April 20, 2012, EX.99.G(1) and EX.99.G(2).

9.         Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 for Registration Statement No. 333-151913, filed on November 12, 2008 EX.99.H.1, H.3, H.4, and Q.

10.      Incorporated by reference to Ameritas Variable Separate Account V Form S-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-15585, filed on January 17, 1997, EX-99.A8B.

11.      Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483 submitted to the SEC on April 18, 2011, EX.99.H(1) and (2).

12.      Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912 submitted to the SEC on November 12, 2008, EX.99.H.1, H.2, and H.3.

13.      Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B8A.

14.      Incorporated by reference to Carillon Life Account Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151914 submitted to the SEC on November 12, 2008 EX.99.H.4.

15.      Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 333-142483 submitted to the SEC on January 20, 2012, EX-99.H.

16.      Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post Effective Amendment No. 4 to Registration No. 333-182090, filed on August 16, 2013, EX-99.H.

17.      Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment 6 to Registration No. 333-151913 submitted to the SEC on April 25, 2013, EX-99.16.

18.      Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post Effective Amendment No. 7 to Registration No. 333-151913, filed on August 16, 2013, EX-99.16.

Item 27. Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
Bret L. Benham	Senior Vice President, Retirement Plans
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Karen M. Gustin	Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual
Bruce E. Mieth	Senior Vice President, Group Customer Connections & Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Director of Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Michael B. Weckenbrock	Second Vice President, Corporate Compliance
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Provider Relations
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

*              Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Acacia Life Insurance Company (DC)	life insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	Securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
The Union Central Life Insurance Company (NE)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser
Ameritas Mortgage Funding, Inc. (NE)	mortgage loan servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 29. Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

"The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

a)       Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.  AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)       The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Timmy L. Stonehocker*	Director
Scott E. Fletcher *	Senior Vice President, AIC Capital Markets
Billie B. Beavers**	Senior Vice President
Bruce D. Lefler**	Senior Vice President - Public Finance
Robert-John H. Sands*	Corporate Secretary

*              Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

**           Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c)   Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$3,145,759	$0	$872	$251,731

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.                 Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 32.                 Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.                 Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account V, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to Registration Statement No. 333-151913 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd  day of April, 2014.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 22, 2014.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
J. Sidney Dinsdale **	Director
James R. Krieger*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker*	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands*	Senior Vice President & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Robert G. Lange
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual

*              Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

**           Signed by Robert G. Lange under Powers of Attorney executed effective as of August 1, 2013.

Exhibit Index

Exhibit

(k)	Legal Opinion

(n)	Other Opinions: Consents of Independent Auditors and Independent Registered Public Accounting Firm